As filed with the SEC on April 29, 1997.

                                                       Registration No. 33-25434
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [_]
                         Pre-Effective Amendment No.                     [_]
                       Post-Effective Amendment No. 12                   [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_]
                              Amendment No. 28                           [X]

                        (Check appropriate box or boxes)

                                   ----------

                       THE PRUDENTIAL INDIVIDUAL VARIABLE
                                CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                                 (800) 445-4571
          (Address and telephone number of principal executive offices)

                                   ----------

                                Thomas C. Castano
                               Assistant Secretary
                   The Prudential Insurance Company of America
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                     (Name and address of agent for service)

                                    Copy to:
                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                   ----------

Individual Variable Annuity Contracts-The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filedon February 28, 1997 _________.

It is proposed that this filing will become effective (check appropriate space):

[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 1997 pursuant to paragraph (b) of Rule 485
           (date)
[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]   on __________ pursuant to paragraph (a)(1) of Rule 485
           (date)

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              CROSS REFERENCE SHEET

                 (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)

                                   ----------

N-4 ITEM NUMBER AND CAPTION                  LOCATION
---------------------------                  --------

PART A

1. Cover Page .............................  Cover Page

2. Definitions ............................  Definitions of Special Terms Used
                                             in This Prospectus

3. Synopsis or Highlights .................  Brief Description of the Contract

4. Condensed Financial Information ........  Accumulation Unit Values

5. General Description of Registrant,
   Depositor, and Portfolio Companies .....  General Information About The
                                             Prudential, The Prudential
                                             Individual Variable Contract
                                             Account, and The Variable
                                             Investment Options Available Under
                                             the Contract; The Fixed-Rate Option

6. Deductions and Expenses ................  Brief Description of the Contract;
                                             Charges, Fees, and
                                             Deductions

7. General Description of Variable Annuity
   Contracts ..............................  Part A: Brief Description of the
                                             Contract; Allocation of Purchase
                                             Payments; Transfers; Death Benefit;
                                             The Fixed-Rate Option; Voting
                                             Rights; Ownership of the Contract;
                                             State Regulation Part B:
                                             Participation in Divisible Surplus

8. Annuity Period .........................  Brief Description of the Contract;
                                             Sales Charges on Withdrawals;
                                             Effecting an Annuity

9. Death Benefit ..........................  Death Benefit; Effecting an Annuity

10. Purchases and Contract Value ..........  Brief Description of the Contract;
                                             The Prudential Insurance Company of
                                             America; Requirements for Issuance
                                             of a Contract; Valuation of a
                                             Contract Owner's Contract Fund

11.  Redemptions ..........................  Brief Description of the Contract;
                                             Short-Term Cancellation Right or
                                             "Free Look"; Withdrawals; Charges,
                                             Fees, and Deductions; Effecting an
                                             Annuity

12. Taxes .................................  Premium Taxes; Federal Tax Status

13. Legal Proceedings .....................  Litigation

14. Table of Contents of the Statement of
    Additional Information ................  Additional Information

PART B

15. Cover Page ............................  Cover Page

16. Table of Contents .....................  Contents

17. General Information and History .......  Not Applicable

18. Services ..............................  Experts

19. Purchase of Securities Being Offered ..  Part A: Brief Description of the
                                             Contract; Charges, Fees, and
                                             Deductions; Sale of the Contract
                                             and Sales Commissions

20. Underwriters ..........................  Part A: Sale of the Contract and
                                             Sales Commissions

                                             Part B: Principal Underwriters

N-4 ITEM NUMBER AND CAPTION                  LOCATION
---------------------------                  --------

21. Calculation of Performance Data .......  Financial Statements of The
                                             Prudential Individual Variable
                                             Contract Account

22. Annuity Payments ......................  Part A: Valuation of a Contract
                                             Owner's Contract Fund; Effecting an
                                             Annuity

23. Financial Statements ..................  Financial Statements of The
                                             Prudential Individual Variable
                                             Contract Account; Statutory
                                             Financial Statements of The
                                             Prudential Insurance Company of
                                             America

PART C

      Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               PROSPECTUS CONTENTS

                                                                            PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS ......................   1

BRIEF DESCRIPTION OF THE CONTRACT .........................................   2

GENERAL INFORMATION ABOUT THE PRUDENTIAL, THE PRUDENTIAL INDIVIDUAL
     VARIABLE CONTRACT ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS
     AVAILABLE UNDER THE CONTRACT .........................................  10
     THE PRUDENTIAL INSURANCE COMPANY OF AMERICA ..........................  10
     THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT ..................  10
     THE PRUDENTIAL SERIES FUND, INC ......................................  10
     THE PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT ...............  11

DETAILED INFORMATION ABOUT THE CONTRACT ...................................  12
     REQUIREMENTS FOR ISSUANCE OF A CONTRACT ..............................  12
     SHORT-TERM CANCELLATION RIGHT OR  "FREE LOOK" ........................  12
     ALLOCATION OF PURCHASE PAYMENTS ......................................  12
     ADDITIONAL AMOUNTS ...................................................  13
     TRANSFERS ............................................................  13
     WITHDRAWALS ..........................................................  14
     DEATH BENEFIT ........................................................  14
     VALUATION OF A CONTRACT OWNER'S CONTRACT FUND ........................  15

CHARGES, FEES, AND DEDUCTIONS .............................................  15
     1. PREMIUM TAXES .....................................................  15
     2. SALES CHARGES ON WITHDRAWALS ......................................  16
     3. RECAPTURE OF ADDITIONAL AMOUNTS ...................................  17
     4. ADMINISTRATIVE CHARGE .............................................  17
     5. CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS ...................  18
     6. EXPENSES INCURRED BY THE SERIES FUND ..............................  18

THE FIXED-RATE OPTION .....................................................  18

FEDERAL TAX STATUS ........................................................  18
     TAXES PAYABLE BY CONTRACT OWNERS .....................................  19
     CONTRACTS USED IN CONNECTION WITH TAX FAVORED PLANS ..................  20
     PLANS FOR SELF-EMPLOYED INDIVIDUALS ..................................  20
     IRAS .................................................................  20
     SEPS .................................................................  21
     TDA'S ................................................................  21
     ELIGIBLE DEFERRED COMPENSATION PLANS OF STATE OR LOCAL
       GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS ...........................  22
     QALIFIED PENSION AND PROFIT SHARING PLANS ............................  22
     MINIMUM DISTRIBUTION OPTION ..........................................  22
     WITHHOLDING                                                             22
     TAXES ON PRUDENTIAL ..................................................  23
     ERISA DISCLOSURE .....................................................  23
     ADDITIONAL ERISA REQUIREMENTS ........................................  23

EFFECTING AN ANNUITY ......................................................  24
     1. LIFE ANNUITY WITH 120 PAYMENTS CERTAIN ............................  24
     2. INTEREST PAYMENT OPTION ...........................................  24
     3. OTHER ANNUITY OPTIONS .............................................  24
     4. OTHER OPTIONS .....................................................  25
     LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT ANNUITY PURCHASE RATES .  25

OTHER INFORMATION .........................................................  25

                                                                            PAGE

     VOTING RIGHTS ........................................................  25
     SALE OF THE CONTRACT AND SALES COMMISSIONS ...........................  26
     SUBSTITUTION OF SERIES FUND SHARES ...................................  26
     OWNERSHIP OF THE CONTRACT ............................................  26
     PERFORMANCE INFORMATION ..............................................  26
     REPORTS TO CONTRACT OWNERS ...........................................  27
     STATE REGULATION .....................................................  27
     LITIGATION ...........................................................  27
     ADDITIONAL INFORMATION ...............................................  28

     DIRECTORS AND OFFICERS ...............................................  29

PROSPECTUS

MAY 1, 1997

THE PRUDENTIAL
INDIVIDUAL VARIABLE CONTRACT ACCOUNT
VARIABLE ANNUITY CONTRACTS

DISCOVERY(R)   PLUS

This prospectus describes the DISCOVERYR Plus Contract* (the "Contract"), an individual variable annuity contract issued by The Prudential Insurance Company of America ("Prudential").

The Contract is purchased by making a single payment of $10,000 or more. Effective March 15, 1997, this contract will no longer be offered for sale in New York. Subsequent payments of $1,000 or more ($10,000 or more when issued in New York) are also accepted. Subsequent payments are not allowed in Oregon. The purchase payments will be allocated as the Contract owner directs in one or more of the following ways. They may be allocated to one or more of the subaccounts of The Prudential Individual Variable Contract Account (the "Account"), to a fixed-rate option or to a real estate option funded by another separate account of Prudential.

The assets of each subaccount of the Account will be invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and its statement of additional information describe the investment objectives of and risks of investing in the thirteen currently available portfolios of the Series Fund: the MONEY MARKET PORTFOLIO, the DIVERSIFIED BOND PORTFOLIO, the GOVERNMENT INCOME PORTFOLIO, the CONSERVATIVE BALANCED PORTFOLIO, the FLEXIBLE MANAGED PORTFOLIO, the HIGH YIELD BOND PORTFOLIO, the STOCK INDEX PORTFOLIO, the EQUITY INCOME PORTFOLIO, the EQUITY PORTFOLIO, the PRUDENTIAL JENNISON PORTFOLIO, the SMALL CAPITALIZATION STOCK PORTFOLIO, the GLOBAL PORTFOLIO, and the NATURAL RESOURCES PORTFOLIO. Other subaccounts and portfolios may be added in the future. Any portion of a purchase payment allocated to the FIXED-RATE OPTION is credited with interest daily at a rate periodically declared by Prudential in its sole discretion, but not less than 3.1%. If the real estate investment option is selected, the requested portion of a purchase payment will be allocated to PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT (the "Real Property Account"), a separate account of Prudential which, through a partnership, invests primarily in income-producing real property. The Real Property Account is described in a prospectus that is attached to this one. This prospectus describes the Contract generally and The Prudential Individual Variable Contract Account.

On the annuity date, the amount credited under the Contract will be applied to effect a fixed-dollar annuity at rates no less favorable than those set forth in the Contract and guaranteed by Prudential. With the consent of Prudential, the annuity date can be changed. Upon annuitization, the Contract owner's participation in the investment options ceases. Prior to that annuity date, the Contract owner may withdraw in whole or in part the cash surrender value of the Contract. Federal tax law, however, imposes restrictions on withdrawals from
Section 403(b) annuities. The value allocated to the subaccounts and the Real Property Account will vary with the investment performance of those accounts, and the value allocated to the fixed-rate option will increase as interest is credited. Withdrawals may be subject to tax and to a contingent deferred sales charge and, in certain circumstances, a tax penalty equal to 10% of that portion of the amount withdrawn which is includible in income.

                                   ----------

This prospectus provides information a prospective investor should know before investing. Additional information about the Contract has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1997, which information is incorporated herein by reference, and is available without charge upon written request to The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777, or by telephoning (800) 445-4571.

The Contents of the statement of additional information appear on page 28 of this prospectus.

                                   ----------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC. AND A CURRENT PROSPECTUS FOR THE PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

*DISCOVERY is a registered mark of Prudential.
PIVC-1 Ed 5-97, Catalog #646956H

                    DEFINITIONS OF SPECIAL TERMS USED IN THIS
                                   PROSPECTUS

ACCOUNT--See The Prudential Individual Variable Contract Account (the "Account") below.

ADDITIONAL AMOUNT--On payments made during the first 3 Contract years, and thereafter at Prudential's discretion, an additional 1% added to and invested with the purchase payment. This Additional Amount or "bonus" will be recaptured by Prudential if the payment is withdrawn within 6 Contract years after it is made.

AMOUNT CREDITED UNDER THE CONTRACT--See Contract fund below.

ANNUITANT--The person or persons, designated by the Contract owner, upon whose life or lives monthly annuity payments are based after an annuity is effected.

ANNUITY CONTRACT--A contract designed to provide an annuitant with an income, which may be a lifetime income, beginning on the annuity date.

ANNUITY DATE--The date, specified in the Contract, when annuity payments are to begin.

BONUS--See Additional Amount above.

CASH SURRENDER VALUE--The surrender value of the Contract, which equals the Contract fund less any contingent deferred sales charge, any bonus subject to recapture, and any administrative charge due upon surrender.

CONTRACT ANNIVERSARY--The same day and month as the Contract date in each later year.

CONTRACT DATE--The date Prudential received the initial purchase payment and certain required documentation.

CONTRACT FUND--The total value attributable to a specific Contract representing amounts in all the subaccounts, under the fixed-rate option, and in the Real Property Account. At times throughout this prospectus, when an alternative identification may be desirable for complete clarity, or to further describe the role of the Contract fund, we refer to the Contract fund as "the amount credited under the Contract." The term should not be confused with The Prudential Series Fund, Inc. (the "Series Fund") defined below.

CONTRACT OWNER--The person who purchases a DISCOVERY Plus Contract and makes the purchase payments. The Contract may be owned by joint owners. An owner will usually also be an annuitant, but need not be. An owner has all rights in the Contract before the annuity date. Subject to certain limitations and requirements described in this prospectus, these rights include the right to make withdrawals or surrender the Contract, to designate and change the beneficiaries who will receive the proceeds at the death of the annuitant before the annuity date, to transfer funds among the subaccounts, the fixed-rate option, and the Real Property Account, and to designate a mode of settlement for the annuitant on the annuity date.

CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

FIXED-RATE OPTION--An investment option under which Prudential credits interest to the amount allocated at a rate periodically declared in advance by Prudential but not less than 3.1%.

SUBACCOUNT--A division of the Account, the assets of which are invested in shares of the corresponding portfolio of the Series Fund.

THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT (THE "ACCOUNT")--A separate account of Prudential registered as a unit investment trust under the Investment Company Act of 1940.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND")--A mutual fund with separate portfolios, one or more of which may be chosen as an underlying investment for the Contract.

THE PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT (THE "REAL PROPERTY ACCOUNT")--A separate account of Prudential which, through a partnership, invests primarily in income-producing real property.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open.

VARIABLE INVESTMENT OPTIONS--The subaccounts and the Real Property Account.

                        BRIEF DESCRIPTION OF THE CONTRACT

The Prudential DISCOVERY Plus Contract (the "Contract") provides a way to invest on a tax-deferred basis in one or more investment options with different investment objectives and to obtain income protection for later life by receiving annuity payments commencing on the annuity date. DISCOVERY Plus is a variable annuity contract. It is called a "variable" contract because the value of the Contract depends upon the investment results of the investment option[s] selected. Amounts held under the Contract may be withdrawn, in whole or in part, prior to the annuity date.

The Contract is purchased by making an initial purchase payment of at least $10,000. Subsequent payments of at least $1,000 ($10,000 or more when issued in New York) may also be made. (Effective March 15, 1997, this contract will no longer be offered for sale in New York.) Subsequent payments are not allowed in Oregon. The Prudential Insurance Company of America ("Prudential") allocates the purchase payment (after deduction of any applicable amount needed to pay taxes attributable to premiums) in the subaccount[s], The Prudential Variable Contract Real Property Account (the "Real Property Account") or the fixed-rate option in accordance with the owner's instructions.

The assets of each subaccount are invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund to which Prudential acts as investment advisor. The Series Fund currently has thirteen portfolios available for investment by Contract owners. The MONEY MARKET PORTFOLIO is invested in short-term debt obligations similar to those purchased by money market funds; the DIVERSIFIED BOND PORTFOLIO is invested primarily in high quality medium-term corporate and government debt securities; the GOVERNMENT INCOME PORTFOLIO is invested primarily in U.S. Government securities including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government; the CONSERVATIVE BALANCED PORTFOLIO is invested in a mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss and a correspondingly reduced chance of high appreciation; the FLEXIBLE MANAGED PORTFOLIO is invested in a mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation; the HIGH YIELD BOND PORTFOLIO is invested primarily in high yield fixed income securities of medium to lower quality, also known as high risk bonds; the STOCK INDEX PORTFOLIO is invested in common stocks selected to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index; the EQUITY INCOME PORTFOLIO is invested primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite Index; the EQUITY PORTFOLIO is invested primarily in common stocks; the PRUDENTIAL JENNISON PORTFOLIO is invested primarily in equity securities of established companies with above-average growth prospects; the SMALL CAPITALIZATION STOCK PORTFOLIO is invested primarily in equity securities of publicly-traded companies with small market capitalization; the GLOBAL PORTFOLIO is invested primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers; and the NATURAL RESOURCES PORTFOLIO is invested primarily in common stocks and convertible securities of natural resource companies, and in securities (typically debt securities or preferred stock) the terms of which are related to the market value of a natural resource. Further information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 10.

The Contract owner also may invest a portion of his or her purchase payments in the Real Property Account, which, through a partnership, invests primarily in income-producing real property. If a Contract owner elects to invest in this real estate investment option, the assets will be maintained in a subaccount of the Real Property Account related to the Contract that provides the mechanism and maintains the records whereby various Contract charges are made. The investment objectives of the Real Property Account and the partnership are described briefly under THE PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT on page 11.

The value of the Contract will vary to reflect the investment results of the variable investment options (the subaccounts and the Real Property Account) in which money is invested and the amount of interest credited on amounts allocated to the fixed-rate option. The total amount attributable to a Contract allocated to all the variable investment options and to the fixed-rate option is known as the "Contract fund". For a discussion of the fixed-rate option, see THE FIXED-RATE OPTION, page 18.

The Contracts described in this prospectus have a further attractive feature. During the first 3 Contract years, and in Contract years thereafter at Prudential's discretion, Prudential will add an Additional Amount, as a bonus, of 1% to every purchase payment. Prudential reserves the right to limit its payment of such Additional Amounts under a particular Contract to $1,000 in each Contract year. This Additional Amount will be allocated among the subaccounts, the Real Property Account, and the fixed-rate option in the same proportions as the purchase payment to which it is added. See ADDITIONAL AMOUNTS, page 13. During the first 6 Contract years following a purchase payment, the bonus attributable to any portion of that purchase payment that is withdrawn will be recaptured by Prudential, unless such withdrawn purchase payment is used to effect an annuity that is not subject to a sales charge. See SALES CHARGES ON WITHDRAWALS, page 16 and RECAPTURE OF ADDITIONAL AMOUNTS, page 17.

Prudential makes charges under the Contract for the costs of selling and distributing the Contract, for administering the Contract, and for assuming mortality and expense risks under the Contract. Moreover, on any Contract subject to a tax attributable to premiums, Prudential will deduct the tax, as provided under applicable law, from the purchase payment when received, or from the Contract fund at the time the annuity is effected. The deduction for taxes imposed on purchase payments will be lower, or not made at all, if total purchase payments meet certain minimum amounts. See PREMIUM TAXES, page 15. Prudential makes a charge against the Series Fund's assets and against the Real Property Account's assets for providing investment advisory and management services.

The administrative charge is a daily charge equal to an annual rate of 0.2% of the assets held in the variable investment options. A maintenance charge of $30 will be deducted on a Contract anniversary or at the time of a full withdrawal if and only if the amount then credited under the Contract is less than $10,000. This $30 fee will not be charged if the Contract fund is less than $10,000 as a result of a withdrawal due to confinement in a nursing home or hospital, or due to a terminal illness. The mortality and expense risk charge is a daily charge equal to an annual rate of 1% of the assets held in the variable investment options. A contingent deferred sales charge may be imposed upon the withdrawal of purchase payments. The maximum contingent deferred sales charge is 7% of the purchase payment withdrawn. Further detail about charges may be found under CHARGES, FEES, AND DEDUCTIONS, page 15.

Subject to restrictions on withdrawals from Section 403(b) annuities ("TDA's") imposed by federal tax law, the Contract owner may withdraw all or part of the amount credited under the Contract prior to the annuity date, subject to the possible sales charge mentioned above and the possible recapture of the 1% bonus. See WITHDRAWALS, page 14 and TDA'S, page 21. If a full or partial withdrawal is requested, it may be wholly or partially taxable. Certain withdrawals may be subject to a federal penalty tax as well as to federal income tax. See TAXES PAYABLE BY CONTRACT OWNERS, page 19. If a lump sum is requested, it will be paid within 7 days and deducted from the amount credited under the Contract. See WITHDRAWALS, page 14. If an annuity option is selected, annuity payments will be in monthly installments of guaranteed amounts. See EFFECTING AN ANNUITY, page 24.

In the event that the annuitant dies prior to the annuity date or the surrender of the Contract for its cash surrender value, Prudential will pay a death benefit to the stated beneficiary. See DEATH BENEFIT, page 14. In the event that the owner dies before the entire value of the Contract is distributed, the remaining value must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes.

Amounts may be transferred among the subaccounts, to the Real Property Account, and to the fixed-rate option up to four times each year. Currently, you may make additional transfers without Prudential's consent. There are limitations upon transfers into and out of the Real Property Account and out of the fixed-rate option. See TRANSFERS, page 13.

As long as the minimum purchase payment requirements are satisfied, this Contract may be purchased in connection with, or used for rollovers from, retirement arrangements that qualify for federal tax benefits under Sections 401, 403(a), 403(b), 408(a), 408(b), 408(k), 408(p) or 457 of the Internal
Revenue Code ("tax favored plans"). There are certain special provisions and/or restrictions applicable to Contracts issued to tax favored plans. Such Contracts may not invest in The Real Property Account.

For a limited time, a Contract may be returned for a refund in accordance with the terms of its "free look" provision. See SHORT-TERM CANCELLATION RIGHT or "FREE LOOK", page 12.

This Brief Description of the Contract is intended to provide a broad overview of the more significant features of the Contract. More detailed information will be found in subsequent sections of this prospectus and in the Contract document.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments .......  None (1% bonus added to payment up to a maximum bonus of $1,000
                                                 per Contract year)
Maximum Deferred Sales Load:

                                                      MAXIMUM DEFERRED SALES
                                                     CHARGE AS A PERCENTAGE OF
CONTRACT YEARS AFTER PAYMENT                        PURCHASE PAYMENT WITHDRAWN*
================================================================================
       0 ...................................     7% plus return of 1% bonus
       1 year ..............................     7% plus return of 1% bonus
       2 years .............................     7% plus return of 1% bonus
       3 years .............................     6% plus return of 1% bonus
       4 years .............................     5% plus return of 1% bonus
       5 years .............................     4% plus return of 1% bonus
       6 or more years .....................     0%

      *The deferred sales load is not imposed on that portion of the withdrawals made in any Contract year equal to the first 10% of the Contract fund. The deferred sales load is not imposed in connection with the Critical Care Access feature and may be reduced on the withdrawal of purchase payments made on or after the annuitant's 81st birthday.

Annual Contract Fee ....................................................   None*

*If the Contract fund is less than $10,000, a $30 annual charge is assessed. This $30 fee will not be charged if the Contract fund is less than $10,000 as a result of a withdrawal due to confinement in a nursing home or hospital, or due to a terminal illness. The minimum initial purchase payment is $10,000.

SEPARATE ACCOUNT ANNUAL EXPENSES  (AS A PERCENTAGE OF AVERAGE CONTRACT FUND)

                                                               ALL SUBACCOUNTS
                                                               ---------------
            Mortality and Expense Risk Fee ................         1.00%
            Administrative Charge .........................          .20%
                                                                    -----
            Total Separate Account Annual Expenses ........         1.20%
                                                                    =====

THE PRUDENTIAL SERIES FUND, INC. ANNUAL EXPENSES
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                                                                  HIGH
                          MONEY       DIVERSIFIED    GOVERNMENT   CONSERVATIVE     FLEXIBLE       YIELD
                         MARKET          BOND          INCOME       BALANCED        MANAGED       BOND
                         ==============================================================================

Investment Management
 Fee ..................   .40%           .40%          .40%           .55%           .60%          .55%
Other Expenses ........   .04%           .05%          .05%           .04%           .04%          .08%
                          ----           ----          ----           ----           ----          ----
Total Series Fund
 Annual Expenses ......   .44%           .45%          .45%           .59%           .64%          .63%
                          ====           ====          ====           ====           ====          ====

                                                                                     SMALL
                          STOCK         EQUITY                     PRUDENTIAL   CAPITALIZATION                NATURAL
                          INDEX         INCOME         EQUITY       JENNISON         STOCK       GLOBAL      RESOURCES
                          ============================================================================================

Investment Management
 Fee ..................   .35%           .40%          .45%           .60%           .40%          .75%          .45%
Other Expenses ........   .05%           .05%          .05%           .06%           .16%          .17%          .07%
                          ----           ----          ----           ----           ----          ----          ----
Total Series Fund
 Annual Expenses ......   .40%           .45%          .50%           .66%           .56%          .92%          .52%
                          ====           ====          ====           ====           ====          ====          ====


The purpose of the foregoing tables is to assist the Contract owners in understanding the expenses of Prudential Individual Variable Contract Account and The Prudential Series Fund, Inc. (the "Series Fund") that they bear, directly or indirectly. See the sections on charges in this prospectus and the attached prospectus for the Series Fund. The above tables do not include any taxes attributable to premiums. Currently, there is no deduction for such taxes at the time purchase payments are made, but in some states a deduction is made when an annuity is effected.

Except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

EXAMPLES OF FEES AND EXPENSES.

The following examples, and those on page 6, illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 investment,

      o The examples assume a consistent 5% annual return on invested assets;

      o The examples do not take into consideration any taxes attributable to premiums which may be payable at the time of annuitization or at the time of purchase payments;

      o The amounts shown are overstated for Contract funds over $10,000 and understated for Contract funds less than $10,000;

For a term less than 10 years, the expenses shown in Table I, describe applicable charges for the withdrawal of your entire Contract fund. THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

The following example shows how the Year 1 expenses shown in Table I were calculated for the Flexible Managed Portfolio, for each $1,000 invested. This assumes a withdrawal is made just prior to the end of the first year after payment. The amount of the Annual Administrative Charge in this example is calculated in a manner prescribed by the Securities and Exchange Commission.

Initial Investment                                                   $1,000.00
Plus 1% bonus                      ($1,000 + $10)                     1,010.00
5% Assumed Rate of Return          ($1,010 x 1.05)                    1,060.50
Average Value of Funds             [($1,010 + $1,060.50)/2]           1,035.25
Annual Expenses                    (1.0 risk fees + 0.20
                                   administrative charge
                                   + 0.60 management fee +
                                   0.03 expense)                          1.83%
Annual Administrative Charge                                              0.00
Total Contract Expenses            ($1,035.25 x 1.83%) + $0              18.95

Contingent Deferred Sales Charge computation for withdrawal of entire fund:

Net Contract fund                  ($1,060.50--$18.95)               $1,041.55
10% Charge-free withdrawal                                              104.16
Initial investment                                                    1,000.00*
Amount subject to withdrawal charge ($1,000--$104.16)                   895.84
Surrender charge @ 7%                                                    62.71
Plus Total Contract Expenses (as calculated above)                       18.95
                                                                     ---------
TOTAL CHARGES                                                        $   81.66

*Note that in this example, Prudential would recapture the 1% bonus that had been credited to the initial investment.

TABLE I

If you withdraw your entire Contract fund thereby surrendering your Contract just prior to the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                               1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                               ------        -------        -------      --------
MONEY MARKET PORTFOLIO .....................    $ 81           $119           $142          $213
DIVERSIFIED BOND PORTFOLIO .................    $ 81           $118           $140          $209
GOVERNMENT INCOME PORTFOLIO ................    $ 81           $118           $141          $210
CONSERVATIVE BALANCED PORTFOLIO ............    $ 88           $138           $173          $276
FLEXIBLE MANAGED PORTFOLIO .................    $ 85           $131           $161          $252
HIGH YIELD BOND PORTFOLIO ..................    $ 82           $123           $149          $228
STOCK INDEX PORTFOLIO ......................    $ 82           $119           $143          $213
EQUITY INCOME PORTFOLIO ....................    $ 84           $127           $154          $237
EQUITY PORTFOLIO ...........................    $ 87           $135           $168          $264
PRUDENTIAL JENNISON PORTFOLIO ..............    $ 82           $122           $149          $225
SMALL CAPITALIZATION STOCK PORTFOLIO .......    $ 80           $119           $142          $212
GLOBAL PORTFOLIO ...........................    $ 86           $133           $166          $262
NATURAL RESOURCES PORTFOLIO ................    $ 80           $119           $142          $213

As an example, if the entire Contract fund is invested in the Flexible Managed Portfolio, and you surrendered your entire Contract just prior to the end of 1 year, you would pay $82 per $1,000 invested, reflecting all charges including the 7% contingent deferred sales charge.

TABLE II

If you annuitize just before the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:
      (Note: The 1, 3, and 5 Year columns reflect the imposition of the contingent deferred sales charge; however, some of the annuity options may not be subject to this charge after year 1. Where this is the case, the expenses shown in Table III below would be applicable. See page 16 under the SALES CHARGES ON WITHDRAWALS section.)


                                               1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                               ------        -------        -------      --------
MONEY MARKET PORTFOLIO .....................    $ 81           $119           $142          $213
DIVERSIFIED BOND PORTFOLIO .................    $ 81           $118           $140          $209
GOVERNMENT INCOME PORTFOLIO ................    $ 81           $118           $141          $210
CONSERVATIVE BALANCED PORTFOLIO ............    $ 88           $138           $173          $276
FLEXIBLE MANAGED PORTFOLIO .................    $ 85           $131           $161          $252
HIGH YIELD BOND PORTFOLIO ..................    $ 82           $123           $149          $228
STOCK INDEX PORTFOLIO ......................    $ 82           $119           $143          $213
EQUITY INCOME PORTFOLIO ....................    $ 84           $127           $154          $237
EQUITY PORTFOLIO ...........................    $ 87           $135           $168          $264
PRUDENTIAL JENNISON PORTFOLIO ..............    $ 82           $122           $149          $225
SMALL CAPITALIZATION STOCK PORTFOLIO .......    $ 80           $119           $142          $212
GLOBAL PORTFOLIO ...........................    $ 86           $133           $166          $262
NATURAL RESOURCES PORTFOLIO ................    $ 80           $119           $142          $213


TABLE III

If you do not withdraw any portion of your Contract fund as of the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:



                                               1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                               ------        -------        -------      --------
MONEY MARKET PORTFOLIO .....................    $ 18            $57           $ 98          $213
DIVERSIFIED BOND PORTFOLIO .................    $ 18            $56           $ 96          $209
GOVERNMENT INCOME PORTFOLIO ................    $ 18            $56           $ 97          $210
CONSERVATIVE BALANCED PORTFOLIO ............    $ 25            $76           $129          $276
FLEXIBLE MANAGED PORTFOLIO .................    $ 22            $69           $117          $252
HIGH YIELD BOND PORTFOLIO ..................    $ 20            $61           $105          $228
STOCK INDEX PORTFOLIO ......................    $ 19            $57           $ 99          $213
EQUITY INCOME PORTFOLIO ....................    $ 21            $64           $110          $237
EQUITY PORTFOLIO ...........................    $ 24            $73           $124          $264
PRUDENTIAL JENNISON PORTFOLIO ..............    $ 20            $60           $104          $225
SMALL CAPITALIZATION STOCK PORTFOLIO .......    $ 18            $57           $ 98          $212
GLOBAL PORTFOLIO ...........................    $ 23            $71           $122          $262
NATURAL RESOURCES PORTFOLIO ................    $ 18            $57           $ 98          $213

Notice that in all 3 of the above tables, the level of cumulative charges is identical for the 10 year column. This is because at that point there are no contingent deferred sale charges taken by Prudential upon surrender or annuitization. It may be helpful to consider the dollar amounts shown as percentages of the amount invested ($1,000) over the period specified. In the case of the Flexible Managed Portfolio, $219 at the end of 10 years equals $21.90 per year, or approximately 2.2% of $1,000.

                            ACCUMULATION UNIT VALUES
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                             DISCOVERY PLUS CONTRACT
                        (CONDENSED FINANCIAL INFORMATION)


                                                            SUBACCOUNTS
                                    -------------------------------------------------------
                                                           MONEY MARKET
                                    -------------------------------------------------------
                                       01/01/96      01/01/95       01/01/94       01/01/93
                                          TO            TO             TO             TO
                                       12/31/96      12/31/95       12/31/94       12/31/93
                                       --------      --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      1.931   $      1.847   $      1.796   $     1.766
2. Accumulation unit value
     at end of period ...........          2.008          1.931          1.847         1.796
3. Number of accumulation units
     outstanding at end of period    133,461,350    132,240,079    137,690,220    98,824,301

                                                           SUBACCOUNTS
                                    -------------------------------------------------------
                                                           MONEY MARKET
                                    -------------------------------------------------------
                                      01/01/92       01/01/91       01/01/90      02/27/89*
                                         TO             TO             TO            TO
                                      12/31/92       12/31/91       12/31/90      12/31/89
                                      --------       --------       --------      --------
1. Accumulation unit value
     at beginning of period .....   $      1.722   $      1.641   $     1.536   $     1.440
2. Accumulation unit value
     at end of period ...........          1.766          1.722         1.641         1.536
3. Number of accumulation units
     outstanding at end of period    110,136,278    108,951,868    78,507,679    20,144,839

                                                        DIVERSIFIED BOND
                                    -------------------------------------------------------
                                      01/01/96      01/01/95       01/01/94      01/01/93
                                         TO            TO             TO            TO
                                      12/31/96      12/31/95       12/31/94      12/31/93
                                      --------      --------       --------      --------
1. Accumulation unit value
     at beginning of period .....   $     2.899   $      2.430   $     2.541   $     2.335
2. Accumulation unit value
     at end of period ...........         2.990          2.899         2.430         2.541
3. Number of accumulation units
     outstanding at end of period    63,529,814    62,,158,709    62,532,884    65,012,139

                                                       DIVERSIFIED BOND
                                    -----------------------------------------------------
                                      01/01/92      01/01/91      01/01/90      02/27/89*
                                         TO            TO            TO            TO
                                      12/31/92      12/31/91      12/31/90      12/31/89
                                      --------      --------      --------      --------
1. Accumulation unit value
     at beginning of period .....   $     2.204   $     1.916   $     1.790   $    1.596
2. Accumulation unit value
     at end of period ...........         2.335         2.204         1.916        1.790
3. Number of accumulation units
     outstanding at end of period    43,861,931    26,025,946    14,221,106    6,775,075

                                                        GOVERNMENT INCOME
                                    ---------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      1.719   $      1.456   $      1.553   $      1.397
2. Accumulation unit value
     at end of period ...........          1.736          1.719          1.456          1.553
3. Number of accumulation units
     outstanding at end of period    122,312.126    131,063,592    148,872,947    161,058,905

                                                        GOVERNMENT INCOME
                                    ------------------------------------------------------
                                       01/01/92       01/01/91     01/01/90     05/01/89*
                                          TO             TO           TO           TO
                                       12/31/92       12/31/91     12/31/90     12/31/89
                                       --------       --------     --------     --------
1. Accumulation unit value
     at beginning of period .....   $$      1.335   $     1.164   $    1.108   $    1.000
2. Accumulation unit value
     at end of period ...........           1.397         1.335        1.164        1.108
3. Number of accumulation units
     outstanding at end of period     103,111,144    35,607,897    8,957,406    3,570,059

                                                      CONSERVATIVE BALANCED
                                    ---------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      3.077   $      2.655   $      2.713   $      2.447
2. Accumulation unit value
     at end of period ...........          3.424          3.077          2.655          2.713
3. Number of accumulation units
     outstanding at end of period    300,853,936    296,641,925    313,266,018    242,321,897

                                                     CONSERVATIVE BALANCED
                                    ------------------------------------------------------
                                      01/01/92       01/01/91      01/01/90      02/27/89*
                                         TO             TO            TO            TO
                                      12/31/92       12/31/91      12/31/90      12/31/89
                                      --------       --------      --------      --------
1. Accumulation unit value
     at beginning of period .....   $      2.316   $     1.968   $     1.892   $     1.666
2. Accumulation unit value
     at end of period ...........          2.447         2.316         1.968         1.892
3. Number of accumulation units
     outstanding at end of period    133,530,065    59,165,985    29,438,662    10,559,021

* Commencement of Business

The financial statements of the Account are in the statement of additional information.

                            ACCUMULATION UNIT VALUES
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                             DISCOVERY PLUS CONTRACT
                  (CONDENSED FINANCIAL INFORMATION) (CONTINUED)

                                                           SUBACCOUNTS
                                    ----------------------------------------------------------
                                                        FLEXIBLE MANAGED
                                    ----------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      3.469   $      2.828   $      2.955   $      2.587
2. Accumulation unit value
     at end of period ...........          3.895          3.469          2.828          2.955
3. Number of accumulation units
     outstanding at end of period    140,908,132    135,760,708    140,860,169    111,136,044

                                                         SUBACCOUNTS
                                    ------------------------------------------------------
                                                       FLEXIBLE MANAGED
                                    ------------------------------------------------------
                                      01/01/92      01/01/91       01/01/90      02/27/89*
                                         TO            TO             TO            TO
                                      12/31/92      12/31/91       12/31/90      12/31/89
                                      --------      --------       --------      --------
1. Accumulation unit value
     at beginning of period .....   $     2.434   $      1.963   $     1.950   $    1.656
2. Accumulation unit value
     at end of period ...........         2.587          2.434         1.963        1.950
3. Number of accumulation units
     outstanding at end of period    62,046,878     33,449,040    20,844,438    7,863,675

                                                       HIGH YIELD BOND
                                    -----------------------------------------------------
                                      01/01/96      01/01/95      01/01/94      01/01/93
                                         TO            TO            TO            TO
                                      12/31/96      12/31/95      12/31/94      12/31/93
                                      --------      --------      --------      --------
1. Accumulation unit value
     at beginning of period .....   $     1.865   $     1.605   $     1.670   $     1.417
2. Accumulation unit value
     at end of period ...........         2.053         1.865         1.605         1.670
3. Number of accumulation units
     outstanding at end of period    84,625,385    86,497,155    82,161,785    68,503,233

                                                      HIGH YIELD BOND
                                    --------------------------------------------------
                                      01/01/92     01/01/91     01/01/90     02/27/89*
                                         TO          TO           TO           TO
                                      12/31/92     12/31/91     12/31/90     12/31/89
                                      --------     --------     --------     --------
1. Accumulation unit value
     at beginning of period .....   $     1.220   $    0.887   $    1.019   $    1.078
2. Accumulation unit value
     at end of period ...........         1.417        1.220        0.887        1.019
3. Number of accumulation units
     outstanding at end of period    31,814,404    9,103,642    3,962,676    2,636,013

                                                          STOCK INDEX
                                    ------------------------------------------------------
                                      01/01/96       01/01/95      01/01/94      01/01/93
                                         TO             TO            TO            TO
                                      12/31/96       12/31/95      12/31/94      12/31/93
                                      --------       --------      --------      --------
1. Accumulation unit value
     at beginning of period .....   $      2.401   $     1.772   $     1.776   $     1.639
2. Accumulation unit value
     at end of period ...........          2.907         2.401         1.772         1.776
3. Number of accumulation units
     outstanding at end of period    118,928,560    99,553,628    89,080,644    91,215,676

                                                         STOCK INDEX
                                    ----------------------------------------------------
                                      01/01/92      01/01/91      01/01/90     02/27/89*
                                         TO            TO            TO           TO
                                      12/31/92      12/31/91      12/31/90     12/31/89
                                      --------      --------      --------     --------
1. Accumulation unit value
     at beginning of period .....   $     1.548   $     1.208   $     1.268   $    1.018
2. Accumulation unit value
     at end of period ...........         1.639         1.548         1.208        1.268
3. Number of accumulation units
     outstanding at end of period    71,404,267    38,553,592    17,965,337    5,881,105

                                                          EQUITY INCOME
                                    ---------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      2.530   $      2.104   $      2.099   $      1.737
2. Accumulation unit value
     at end of period ...........          3.044          2.530          2.104          2.099
3. Number of accumulation units
outstanding at end of period ....    212,322,247    220,184,990    218,661,165    155,205,890

                                                        EQUITY INCOME
                                    ------------------------------------------------------
                                      01/01/92      01/01/91      01/01/90     02/27/89*
                                         TO            TO            TO           TO
                                      12/31/92      12/31/91      12/31/90     12/31/89
                                      --------      --------      --------     --------
1. Accumulation unit value
     at beginning of period .....   $     1.596   $     1.267   $     1.332   $    1.139
2. Accumulation unit value
     at end of period ...........         1.737         1.596         1.267        1.332
3. Number of accumulation units
outstanding at end of period ....    68,252,437    28,475,526    16,439,709    9,230,667

* Commencement of Business

The financial statements of the Account are in the statement of additional information.

                            ACCUMULATION UNIT VALUES
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                             DISCOVERY PLUS CONTRACT
                  (CONDENSED FINANCIAL INFORMATION) (CONTINUED)

                                                           SUBACCOUNTS
                                    ---------------------------------------------------------
                                                              EQUITY
                                    ---------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      4.850   $      3.738   $      3.681   $      3.056
2. Accumulation unit value
     at end of period ...........          5.680          4.850          3.738          3.681
3. Number of accumulation units
     outstanding at end of period    176,617,231    187,580,951    144,081,975    109,315,212

                                                        SUBACCOUNTS
                                    ----------------------------------------------------
                                                           EQUITY
                                    ----------------------------------------------------
                                      01/01/92      01/01/91      01/01/90     02/27/89*
                                         TO            TO            TO           TO
                                      12/31/92      12/31/91      12/31/90     12/31/89
                                      --------      --------      --------     --------
1. Accumulation unit value
     at beginning of period .....   $     2.709   $     2.176   $     2.323   $    1.884
2. Accumulation unit value
     at end of period ...........         3.056         2.709         2.176        2.323
3. Number of accumulation units
     outstanding at end of period    64,109,169    35,797,392    13,870,625    5,468,614

                                        PRUDENTIAL JENNISON
                                    -------------------------
                                      01/01/96      05/01/95*
                                         TO            TO
                                      12/31/96      12/31/95
                                      --------      --------
1. Accumulation unit value
     at beginning of period .....   $     1.245   $     1.009
2. Accumulation unit value
     at end of period ...........         1.408         1.245
3. Number of accumulation units
     outstanding at end of period    54,259,732    19,918,994

                                    SMALL CAPITALIZATION STOCK
                                    --------------------------
                                      01/01/96      05/01/95*
                                         TO            TO
                                      12/31/96      12/31/95
                                      --------      --------
1. Accumulation unit value
     at beginning of period .....   $     1.190   $     1.002
2. Accumulation unit value
     at end of period ...........         1.408         1.190
3. Number of accumulation units
     outstanding at end of period    34,325,331    15,303,395

                                                              GLOBAL
                                    --------------------------------------------------------
                                      01/01/96       01/01/95       01/01/94       01/01/93
                                         TO             TO             TO             TO
                                      12/31/96       12/31/95       12/31/94       12/31/93
                                      --------       --------       --------       --------
1. Accumulation unit value
     at beginning of period .....   $      1.533   $      1.339   $      1.425   $     1.007
2. Accumulation unit value
     at end of period ...........          1.814          1.533          1.339         1.425
3. Number of accumulation units
     outstanding at end of period    131,910,848    212,272,476    127,945,906    51,691,984

                                                          GLOBAL
                                    --------------------------------------------------
                                      01/01/92     01/01/91     01/01/90     05/01/89*
                                         TO           TO           TO           TO
                                      12/31/92     12/31/91     12/31/90     12/31/89
                                      --------     --------     --------     --------
1. Accumulation unit value
     at beginning of period .....   $     1.056   $    0.959   $    1.115   $    1.015
2. Accumulation unit value
     at end of period ...........         1.007        1.056        0.959        1.115
3. Number of accumulation units
     outstanding at end of period    12,211,247    6,345,863    5,058,856    1,221,795

                                                     NATURAL RESOURCES
                                    -----------------------------------------------------
                                      01/01/96      01/01/95      01/01/94      01/01/93
                                         TO            TO            TO            TO
                                      12/31/96      12/31/95      12/31/94      12/31/93
                                      --------      --------      --------      --------
1. Accumulation unit value
     at beginning of period .....   $     2.196   $     1.751   $     1.851   $     1.497
2. Accumulation unit value
     at end of period ...........         2.840         2.196         1.751         1.851
3. Number of accumulation units
     outstanding at end of period    43,858,984    37,663,872    38,719,527    21,404,880

                                                   NATURAL RESOURCES
                                    -------------------------------------------------
                                     01/01/92     01/01/91     01/01/90     02/27/89*
                                        TO           TO           TO           TO
                                     12/31/92     12/31/91     12/31/90     12/31/89
                                     --------     --------     --------     --------
1. Accumulation unit value
     at beginning of period .....   $    1.412   $    1.295   $    1.391   $    1.137
2. Accumulation unit value
     at end of period ...........        1.497        1.412        1.295        1.391
3. Number of accumulation units
     outstanding at end of period    9,178,489    7,245,895    7,525,168    2,095,818

*Commencement of Business

The financial statements of the Account are in the statement of additional information.

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
                       THE PRUDENTIAL INDIVIDUAL VARIABLE
                       CONTRACT ACCOUNT, AND THE VARIABLE
                     INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACT

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.

Prudential's financial statements appear in the statement of additional information and should be considered only as bearing upon Prudential's ability to meet its obligations under the Contracts.

THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

The Prudential Individual Variable Contract Account (the "Account") was established on October 12, 1982 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Prudential's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Prudential. Prudential is also the legal owner of the assets in the Account. Prudential will at all times maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Account's assets may include funds contributed by Prudential to commence operation of the Account and may include accumulations of the charges Prudential makes against the Account. From time to time these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Prudential. There are currently thirteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements appear in the statement of additional information.

THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Prudential to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.

Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.

      As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. The following table shows the investment management fee charged for each portfolio of the Series Fund available for investment by Contract owners.

--------------------------------------------------------------------------------
                                                        ANNUAL INVESTMENT
                                                        MANAGEMENT FEE AS
PORTFOLIO                                            A PERCENTAGE OF AVERAGE
                                                        DAILY NET ASSETS
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO                                        0.40%
DIVERSIFIED BOND PORTFOLIO                                    0.40%
GOVERNMENT INCOME PORTFOLIO                                   0.40%
CONSERVATIVE BALANCED PORTFOLIO                               0.55%
FLEXIBLE MANAGED PORTFOLIO                                    0.60%
HIGH YIELD BOND PORTFOLIO                                     0.55%
STOCK INDEX PORTFOLIO                                         0.35%
EQUITY INCOME PORTFOLIO                                       0.40%
EQUITY PORTFOLIO                                              0.45%
PRUDENTIAL JENNISON PORTFOLIO                                 0.60%
SMALL CAPITALIZATION STOCK PORTFOLIO                          0.40%
GLOBAL PORTFOLIO                                              0.75%
NATURAL RESOURCES PORTFOLIO                                   0.45%

--------------------------------------------------------------------------------

It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

THE PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT

The Prudential Variable Contract Real Property Account (the "Real Property Account") is a separate account of Prudential that, through a general partnership formed by Prudential and two of its subsidiaries, invests primarily in income-producing real property such as office buildings, shopping centers, agricultural land, hotels, apartments or industrial properties. It also invests in mortgage loans and other real estate-related investments, including sale-leaseback transactions. The objectives of the Real Property Account and the partnership are to preserve and protect capital, provide for compounding of income as a result of reinvestment of cash flow from investments, and provide for increases over time in the amount of such income through appreciation in the value of assets.

The partnership has entered into an investment management agreement with Prudential, under which Prudential selects the properties and other investments held by the partnership. Prudential charges the partnership a daily fee for investment management which amounts to 1.25% per year of the average daily gross assets of the partnership.

A FULL DESCRIPTION OF THE REAL PROPERTY ACCOUNT, ITS MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS CHARGES AND EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN, THE PARTNERSHIP'S INVESTMENT OBJECTIVES, AND ALL OTHER ASPECTS OF THE REAL PROPERTY ACCOUNT'S AND THE PARTNERSHIP'S OPERATIONS IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE REAL PROPERTY ACCOUNT, WHICH SHOULD BE READ TOGETHER WITH THIS PROSPECTUS BY ANY CONTRACT OWNER CONSIDERING THE REAL ESTATE INVESTMENT OPTION. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The minimum initial purchase payment is $10,000. Effective March 15, 1997, this contract will no longer be offered for sale in New York. The Contract may generally be issued on proposed annuitants below the age of 86. Before issuing any Contract, Prudential requires submission of certain information. Following Prudential's review of the information and approval of issuance of the Contract, a Contract will be issued that sets forth precisely the owner's rights and the Company's obligations. The Contract owner may thereafter make additional purchase payments of $1,000 or more ($10,000 or more when issued in New York), but there is no obligation to do so. These additional purchase payments may be made by check payable to the order of Prudential and mailed to a Prudential Home Office, accompanied by forms that will be provided for this purpose. Subsequent payments are not allowed in Oregon.

The Contract date will be the date the initial purchase payment and certain required information are received in the Prudential Home Office. The amount credited under the Contract begins to vary as of the end of the first valuation period to reflect the investment results of the variable investment option[s] and/or the interest rate declared for the fixed-rate option as chosen by the applicant. If the issuance of the Contract is not approved, because the current underwriting requirements are not met, the purchase payment will promptly be returned. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, a Contract may be returned for a refund within 10 days after it is received by the Contract owner. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Prudential Home Office specified in the Contract. The Contract owner will then receive a refund of all purchase payments made, plus or minus any change due to investment experience in the value of the invested portion of the payments, excluding any bonus paid on the purchase payments, calculated as if no charges had been made against the Account or the Series Fund. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all purchase payments made, excluding any bonus paid on the purchase payments, with no adjustment for investment experience.

ALLOCATION OF PURCHASE PAYMENTS

The Contract owner determines how the initial purchase payment will be allocated among the subaccounts, the Real Property Account, and the fixed-rate option, by specifying the desired allocation on the application form for a Contract. The owner may choose to allocate nothing to a particular subaccount, to the Real Property Account or to the fixed-rate option, but any allocation made must be at least 10% and may not be a fractional percent. Subsequent purchase payments will be allocated in the same proportions as the most recent purchase payment made by the owner. The subsequent purchase payments which are allocated to the variable investment option[s] will be credited under the Contract based on the next computed value of an accumulation unit following receipt of payment by Prudential. The value of an accumulation unit is determined when the net asset values of the portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. Subsequent purchase payments allocated to the fixed-rate option will begin earning interest on the date received. The Contract owner may change the way in which subsequent purchase payments are allocated by providing Prudential with written instructions or by telephoning the designated Prudential Home Office, provided the Contract owner is enrolled to use the Telephone Transfer System.

Additionally, a feature called Dollar Cost Averaging ("DCA") is available to Contract owners. Under this feature, purchase payments may be allocated to the portion of the Money Market subaccount used for this feature (the "DCA account"), and designated amounts will be transferred monthly from the DCA account to other investment options available under the Contract, excluding the Money Market subaccount and the fixed-rate option, but including the Real Property Account. Automatic monthly transfers must be at least 3% of the amount allocated to the DCA account (that is, if $10,000 is designated, the minimum monthly transfer is $300), with a minimum of $20 transferred into any one investment option. These amounts are subject to change at Prudential's discretion. The minimum transfer amount will only be recalculated if the amount designated for transfer is increased.

When DCA is established at issue, the greater of $10,000 or 10% of the initial purchase payment must be allocated to the DCA account. When DCA is established after issue, the Contract owner must allocate to the DCA account at least $10,000. These minimums are subject to change at Prudential's discretion. After DCA has been established and as long as the DCA account has a positive balance, Contract owners may allocate or transfer amounts to the DCA account, subject to the limitations on purchase payments and transfers generally. In addition, if the Contract owner has already established DCA, the purchase payment allocation instructions may include an allocation of all or a portion of all your purchase payment to the DCA account.

Each automatic monthly transfer will take effect as of the end of the valuation period on the Monthly date (i.e. the Contract date and the same date in each subsequent month), provided the New York Stock Exchange ("NYSE") is open on that date. If the NYSE is not open on the Monthly date, the transfer will take effect as of the end of the valuation period on the next day that the NYSE is open. If the Monthly date does not occur in a particular month (e.g., February 30), the transfer will take effect as of the end of the valuation period on the last day of the month that the NYSE is open. Automatic monthly transfers will continue until the balance in the DCA account reaches zero, or until the Contract owner gives notification of a change in allocation or cancellation of the feature. If the Contract has an outstanding payment allocation to the DCA account, but the DCA option has previously been canceled, purchase payments allocated to the DCA account will be allocated to the Money Market subaccount. Currently, there is no charge for using the DCA feature.

ADDITIONAL AMOUNTS

For purchase payments made, during the first 3 Contract years, and in Contract years thereafter at Prudential's discretion, Prudential will add an Additional Amount, as a bonus, of 1% to the purchase payment and allocate that Additional Amount to the subaccounts, the Real Property Account, and the fixed-rate option in the same manner as that purchase payment. Prudential reserves the right, however, to limit its payment of such Additional Amounts to $1,000 in each Contract year. This Additional Amount or bonus will work as follows. Suppose the owner makes an initial purchase payment of $10,000 to be allocated equally to the Equity Subaccount and the fixed-rate option. Prudential would increase the payment by 1%, or $100, and allocate $5,050 to both the Equity Subaccount and to the fixed-rate option. Later in the year the owner sends Prudential an additional purchase payment of $6,000, but fails to indicate how it should be applied. Prudential would increase that amount by 1% or $60, and based on the owner's most recent instruction, would allocate $3,030 to both the Equity Subaccount and to the fixed-rate option.

The Additional Amount will not be subject to taxes attributable to premiums. It will, however, be recaptured by Prudential in the event the owner makes a withdrawal of a purchase payment on which an Additional Amount was paid within 6 Contract years after the payment, unless such withdrawn purchase payment is used to effect an annuity that is not subject to a sales charge. SEE SALES CHARGES ON WITHDRAWALS, page 16, and RECAPTURE OF ADDITIONAL AMOUNTS, page 17.

TRANSFERS

The Contract owner may make up to four transfers per Contract year. Currently, the Contract owner may make additional transfers without Prudential's consent. The Contract owner may transfer all or part of the amount credited to any subaccount to any of the other subaccounts, to the Real Property Account or to the fixed-rate option without charge. The Contract owner may transfer amounts by proper written notice to a Prudential Home Office, or by telephone unless the Contract owner asks that transfers by telephone not be made.

Prudential has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Prudential will not be liable for following telephone instructions that it reasonably believes to be genuine. Prudential cannot guarantee that owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change. Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Prudential Home Office. The request may be in dollars, such as a request to transfer $5,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, the percentage must be whole numbers.

Transfers from the fixed-rate option to the variable investment options are permitted once each Contract year during a 30-day period. Currently that period begins on the Contract anniversary. Prudential reserves the right to change the beginning date of the transfer period. The maximum amount which currently may be transferred out of the fixed-rate option each year is the greater of: (a) 25% of the amount in the fixed-rate option, and (b) $5,000. These limits are subject to change in the future. Although it is not Prudential's present practice to do so, it may in the future permit transfers outside of the 30-day period referred to above and change the maximum amount that may be transferred out of the fixed-rate option.

Transfers from the Real Property Account to the subaccounts or to the fixed-rate option are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which currently may be transferred out of the Real Property Account is the greater of: (a) 50% of the amount in the Real Property Account, and (b) $10,000. Transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at a Prudential Home Office. Restrictions on transfers to and from the Real Property Account, which are subject to change, are fully described in the attached prospectus for the Real Property Account.

WITHDRAWALS

Subject to any restrictions on withdrawals contained in the tax favored plan under which a participant is covered, the Contract owner may at any time make a withdrawal from the Contract fund of all or part of the cash surrender value of the Contract. However, Prudential's consent will be required for a partial withdrawal if the amount requested is less than $500 or if it would reduce the amount credited under the Contract to less than $500. In addition, there are certain restrictions on the withdrawal of salary reduction contributions and earnings invested in annuity contracts subject to Section 403(b) of the Internal Revenue Code. Under such contracts, withdrawals may be made prior to attaining age 591/2 in the event of severance of employment, death, total and permanent disability and, in limited circumstances, hardship. See TDA'S, page 21. Amounts held under TDA contracts as of December 31, 1988 are exempt from these restrictions. The withdrawal restrictions do not apply to transfers among the available investment options offered by Prudential or to the direct transfer of all or part of the Contract owner's interest in the Contract to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Unless otherwise specified, a partial withdrawal will be allocated among all subaccounts, the Real Property Account, and the fixed-rate option in the same proportions as the value of the amount in each subaccount, the Real Property Account, and the fixed-rate option bears to the total amount then credited to the Contract. If a total or partial withdrawal is made in the first 6 Contract years following a purchase payment, there may be a contingent deferred sales charge. See SALES CHARGES ON WITHDRAWALS, page 16. The withdrawal will be effected as of the end of the valuation period in which a proper withdrawal request is received at a Prudential Home Office.

Prudential will generally pay the amount of any withdrawal, less any applicable sales charges and any required tax withholding, within 7 days after it receives a properly completed withdrawal request. Prudential may delay payment of any withdrawal allocable to the subaccount[s] for a longer period if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists. With respect to the amount of any withdrawal allocable to the fixed-rate option, Prudential expects to pay the withdrawal promptly upon request. However, Prudential has the right to delay payment of such withdrawal for up to 6 months (or a shorter period if required by applicable law).

Prudential will pay interest of at least 3% a year if it delays such a payment for 30 days or more (or a shorter period if required by applicable law). Prudential also offers an Automated Withdrawal feature which enables Contract owners to receive periodic withdrawals either monthly, quarterly, semi-annually or annually. Withdrawals may be made from a designated investment option or proportionally from all investment options. Withdrawals must be in a specified amount rather than a percentage of the amount in the portfolio. Withdrawal charges may apply if the withdrawals in any Contract year exceed the withdrawal-free amount.

A withdrawal will generally have federal income tax consequences, which could include tax penalties. The Contract owner should consult with a tax advisor before making a withdrawal.

DEATH BENEFIT

If the annuitant should die before he or she has begun to receive annuity payments, a death benefit, calculated as of the date due proof of death is received by Prudential, will be payable to the beneficiary you designate. Unless the retirement arrangement that covered you provides otherwise, the beneficiary will have the right to elect to receive this amount without the imposition of any sales charge or any further annual maintenance charge, in one sum, in periodic payments, in the form of a lifetime annuity or in a combination of these ways. Payments will begin once Prudential receives all information necessary to process the claim. If the death benefit is payable as a result of your coverage under a qualified pension plan, IRA, SEP savings incentive match plan for employees under section 408(p) of the Code ("SIMPLE"), or tax-deferred annuity under section 403(b) of the Code, your entire death benefit generally must be distributed within 5 years after your date of death. However, if an annuity payment option is elected, and if annuity payments begin within one year of your death, the death benefits may be distributed over the beneficiary's life expectancy. If your spouse is your beneficiary, annuity payments need only begin on or before

April 1 of the calendar year following the calendar year in which you would have attained age 70 1/2 or in some instances, the remaining interest in the Contract may be rolled over to an IRA owned by your spouse. With respect to Contracts issued in connection with IRAs, if your spouse is the designated beneficiary, the Contract may continue with your spouse treated as the employee. If you die after you have begun to receive annuity payments as a result of your coverage under a qualified retirement plan, IRA, SEP, SIMPLE or tax-deferred annuity, but before your entire interest in the Contract is distributed, the remaining portion of your interest in the Contract must be distributed at least as rapidly under the method of distribution being used as of your date of death. Special additional rules apply to Contracts used in conjunction with plans subject to
Section 457 of the Code. Subject to the terms of the retirement arrangement, if the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangements that covered the Contract owner, Prudential will make a one-sum cash payment to the beneficiary, after deduction of the annual account charge then due. The death benefit will equal the greatest of:
(1) the purchase payments made plus any bonus credited by Prudential, reduced by any previous withdrawal(s) in the same proportion that such withdrawal(s) reduced the Contract fund on the withdrawal date(s); (2) the Contract fund as of the date the Prudential Home Office receives due proof of death; and (3) the amount that would have been payable as determined above if the insured had died as of the sixth Contract anniversary. In New York and Texas, the death benefit will be the greater of (1) or (2) above.

Under certain types of retirement arrangements, in the case of a married Participant, a pre-retirement survivor annuity is paid to the Participant's spouse if the Participant dies prior to his or her retirement under the plan. A Participant may waive this coverage with his or her spouse's consent on or after attaining age 35 or upon termination of employment, if earlier. This consent must contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized plan representative. Unless such consent is obtained, the law requires that at least 50% of the Participant's account balance as of his or her date of death be used to purchase a life annuity form of payment for the Participant's spouse even if the designated beneficiary is someone other than the spouse. These spousal consent requirements were generally effective beginning January 1, 1985 and apply to married vested Participants in most qualified pension plans, including plans for self-employed individuals, and those Section 403(b) annuities which are considered employee pension benefit plans under ERISA. Subject to these spousal consent rules, unless the beneficiary has been irrevocably designated, the owner may change the beneficiary at any time.

VALUATION OF A CONTRACT OWNER'S CONTRACT FUND

The value of a Contract owner's Contract fund is the sum of his or her interests in the variable investment options and in the fixed-rate option. The portion of the Contract fund allocated to the Account is the sum of the interests in each subaccount. The values are measured in Units, for example, Money Market Units, Diversified Bond Units or Flexible Managed Units. Every purchase payment made by an owner is converted into Units of the subaccount or subaccounts selected by dividing the amount of the purchase payment by the Unit Value for the subaccount to which that amount has been allocated. The value of these Units changes each valuation period to reflect the investment results, expenses, and charges of the subaccount and the corresponding Series Fund portfolio. Further detail about Units is contained in the statement of additional information.

There is, of course, no guarantee that an owner's Contract fund will increase or that it will not fall below the amount of the owner's total purchase payments. However, Prudential guarantees a minimum interest rate of 3.1% a year on that portion of the Contract fund allocated to the fixed-rate option. Excess interest on payments allocated to the fixed-rate option may be credited in addition to the guaranteed interest rate. See THE FIXED-RATE OPTION, page . The valuation of the portion of the Contract fund held in the Real Property Account is described in the attached prospectus for the Real Property Account.

                          CHARGES, FEES, AND DEDUCTIONS

1. PREMIUM TAXES

A charge may be deducted for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" shall include any state or local premium taxes and, where approval has been obtained, any federal premium taxes and any federal, state or local income, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. If Prudential pays a state or local tax at the time purchase payments are made, the deduction will be made at that time based on the applicable rate. Currently, no such deduction is made from purchase payments in any state. In some states, however, Prudential pays a premium tax when an annuity is effected. In those states, the tax will be deducted at that time. The tax rates currently in effect in those states that impose a tax range from 0.5% to 5%. Prudential also reserves the right to deduct from each purchase payment a charge up to a maximum of 0.3% for federal income taxes measured by premiums in those states where approval has been obtained. Currently, no such charge is being made in any state.

A deduction for any such taxes imposed on purchase payments will not be made, however, except to the extent that the total tax attributable to premiums is in excess of 4% when: (1) a Contract owner's total purchase payments, less any purchase payments withdrawn, equal or exceed $50,000; or (2) a Contract owner purchases separate Contracts for each of his or her children or grandchildren as annuitants, each Contract has purchase payments totalling at least $25,000, and total purchase payments, less any purchase payments withdrawn, equal or exceed $50,000.

2. SALES CHARGES ON WITHDRAWALS

A contingent deferred sales charge may be imposed on the withdrawal of purchase payments. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. There is no sales charge on the withdrawal of investment income. No sales charge will be imposed if the Contract is surrendered due to the death of the annuitant.

The sales charge will be applied as a percentage of the amount of a purchase payment withdrawn within 6 Contract years following the payment, allowing for a 10% yearly free withdrawal privilege. The percentage charged will vary from 4% to 7% depending on how soon the withdrawal occurs from the date the purchase payment was made. Any amount that the owner withdraws will first be treated for the purpose of calculating this sales charge as a withdrawal of investment income until an amount equal to the Contract's total investment income has been withdrawn. For the purpose of determining sales charges, further withdrawals will be considered withdrawals of purchase payments. Purchase payments are deemed to be withdrawn on a first-in, first-out basis. The amount of any sales charge will depend on the amount of purchase payments withdrawn and the number of Contract years that has elapsed since the owner made the particular purchase payment. The sales charge will be determined without reference to the source of the withdrawal.

In a Contract year when sales charges apply (the first 6 Contract years following a purchase payment), the withdrawal of purchase payment amounts up to 10% of the Contract fund may be made without incurring a sales charge. This is so even if partial withdrawals have been made in previous years. This charge-free withdrawal amount does not accumulate from Contract year to Contract year. In the first 6 years following a purchase payment, a sales charge will apply to any part of a withdrawal of a purchase payment in each year which is in excess of 10% of the Contract fund as of the date of the first withdrawal in that Contract year.

In addition, for non-qualified contracts and qualified contracts issued on or after May 1, 1993, the following will apply: based on regulatory approval of the Waiver of Withdrawal Charges endorsement ("Critical Care Access"), all or part of any withdrawal and maintenance charges associated with a full or partial withdrawal, or any annuitization or withdrawal charge due on the annuity date, will be waived following the receipt of due proof that the annuitant or co-annuitant (if applicable) has been confined to an eligible nursing home or hospital for a period of at least 3 months or a physician has certified that the annuitant or co-annuitant (if applicable) has 6 months or less to live.

If an owner withdraws all or part of a purchase payment before the end of the Contract year during which it was made, the sales charge will be 7% of the purchase payment withdrawn, after deducting the 10% free withdrawal amount. The sales charge imposed on the withdrawal of a purchase payment during the 2 Contract years following the Contract year in which the purchase payment was made is 7% and then decreases in the 3rd, 4th, and 5th years following the year in which the payment was made, in accordance with the following table:

--------------------------------------------------------------------------------------------
                  FOR WITHDRAWALS OF PURCHASE              THE SALES CHARGE WILL BE EQUAL TO
               PAYMENTS DURING THE CONTRACT YEAR            TO FOLLOWING PERCENTAGE OF THE
                           INDICATED                         PURCHASE PAYMENT WITHDRAWN(A)
--------------------------------------------------------------------------------------------
Contract Year In Which Payment Made                                          7%
First Contract Year Following Year in Which Payment Made                     7%
Second Contract Year Following Year in Which Payment Made                    7%
Third Contact Year Following Year in Which Payment Made                      6%
Fourth Contract Year Following Year in Which Payment Made                    5%
Fifth Contract Year Following Year in Which Payment Made                     4%
Subsequent Contract Years                                                 No Charge

--------------------------------------------------------------------------------------------

(a) Subject to 10% free withdrawal described above.
--------------------------------------------------------------------------------------------

For purchase payments made on and after the annuitant's 81st birthday, the sales charge percentages described in the above table for withdrawals of such purchase payments will be subject to reduction based on reductions in costs for purposes of complying with state non-forfeiture laws.

The owner's withdrawal request should specify the source from which the withdrawal is to be made. Otherwise, the withdrawal, subject to minimum amount requirements, will be allocated to the investment option[s] in which the Contract fund is invested in the same proportions as the value of the interests in these options bears to the total value of the owner's Contract fund.

Amounts used for the purpose of effecting an annuity or the interest payment option are subject to the withdrawal charges described above. See EFFECTING AN ANNUITY, page . However, this charge will not be deducted if a life annuity or fixed period annuity of 10 years or greater is effected after the first Contract year.

3. RECAPTURE OF ADDITIONAL AMOUNTS

If an owner makes a withdrawal which consists partially or wholly of purchase payments, Prudential may recapture the Additional Amounts that were credited to the Contract fund based on those payments. If the duration from the start of the Contract year in which a purchase payment was made to the start of the Contract year of withdrawal is 6 years or more, the Additional Amounts credited will not be recaptured. For example, suppose you make an initial purchase payment of $10,000 for which you are credited with a bonus of 1% or $100. In the second year, you make an additional payment of $2,400 and are credited with an additional bonus of $24. In the fifth Contract year you request a partial Contract withdrawal of $1,600. On the date of the withdrawal, the value of your Contract fund is $13,900, which includes $1,376 of earnings. Thus, the requested withdrawal represents a withdrawal of $224 of purchase payments. Because $224 of purchase payments is being withdrawn and the duration from the start of the Contract years of these purchase payment to the Contract year of withdrawal is less than 6 years, the portion of the Additional Amounts recaptured will be $2.24 (1% of $224).

Prudential will not recapture Additional Amounts credited upon the portion of the purchase payment withdrawn if such withdrawal is used to effect an annuity that is not subject to a sales charge or is the result of a withdrawal where surrender charges have been waived due to confinement in a nursing home or hospital, or due to a terminal illness. SEE SALES CHARGES ON WITHDRAWALS, page 16.

4. ADMINISTRATIVE CHARGE

There are two possible charges imposed under the Contracts to reimburse Prudential for the expenses it incurs in administering the Contracts, which include such things as issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. These are an annual maintenance charge and a daily administrative charge. An annual maintenance charge of $30 will be deducted if and only if the Contract fund is less than $10,000 on a Contract anniversary or at the time a full withdrawal is effected. This $30 fee will not be charged if the Contract fund is less than $10,000 as a result of a withdrawal due to confinement in a nursing home or hospital, or due to a terminal illness, as applied under the Waiver of Withdrawal Charges endorsement. See SALES CHARGES ON WITHDRAWALS, page . Otherwise, no annual maintenance charge will be made. This charge is not made after annuitization and may not be increased by The Prudential.

The daily administrative charge will be assessed by deducting, from the assets of each of the variable investment options, a percentage of those assets equivalent to an effective annual rate of up to 0.2% (.00054740%, daily). This administrative charge is guaranteed never to be increased above an effective annual rate of 0.2% over the life of the Contracts.

5. CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

In addition to the sales and administrative charges described above, a deduction is made daily from each of the variable investment options to reimburse Prudential for assuming the risk that its estimates of longevity and of the expenses it expects to incur, over the lengthy periods that the Contract may be in effect--estimates that are the basis for the level of the other charges it makes and the annuity purchase rates it guarantees under the Contract--will turn out to be incorrect. The charge will be made daily at an annual rate of up to 1% (.00272616%, daily) of the assets held in the variable investment options. Of this amount, 0.3% is for assuming the risk that the charges made under the Contracts may not cover administrative expenses, and 0.7% is for assuming mortality risks. This charge is not assessed against amounts allocated to the fixed-rate option or after a fixed-dollar annuity is effected.

6. EXPENSES INCURRED BY THE SERIES FUND

The charges and expenses of the Series Fund, net of reimbursements, are indirectly borne by the Contract owners. Investment management fees for the available Series Fund portfolios are briefly described under THE PRUDENTIAL SERIES FUND, INC. on page 10. Further detail about management fees and other Series Fund expenses is provided in the attached prospectus for the Series Fund and its statement of additional information. Higher charges and expenses are incurred if the Real Property Account is selected, as described in the prospectus for the Real Property Account that is attached to this one.

                              THE FIXED-RATE OPTION

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED-RATE OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED-RATE OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS, AND PRUDENTIAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED-RATE OPTION. DISCLOSURE REGARDING THE FIXED-RATE OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

As explained earlier, a Contract owner may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to a fixed-rate option, and the amount so allocated or transferred becomes part of Prudential's general assets. Sometimes this is referred to as Prudential's general account, which consists of all assets owned by Prudential other than those in the Account and in other separate accounts that have been or may be established by Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Prudential guarantees that the part of the Contract fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Prudential declares periodically, but not less than an effective annual rate of 3.1%. Currently, for Contracts issued on or after November 6, 1995, the declared interest rates will remain in effect from the date money is allocated to the fixed-rate option until that same date one year later. For Contracts issued prior to November 6, 1995, the declared interest rates will remain in effect from the date money is allocated to the fixed rate option until that same date three years following the date of the allocation. After the initial guarantee period, a new crediting rate will be declared each year, and will remain in effect for at least the calendar year, so long as required by applicable law. Prudential reserves the right to change this practice. Prudential is not obligated to credit interest at a higher rate than 3.1% where state approved (otherwise 4%), although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract fund allocated to the fixed-rate option. On request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.


Transfers from the fixed-rate option are subject to strict limits. See TRANSFERS, page 13.

                               FEDERAL TAX STATUS

The following discussion is general in nature. It is not intended as tax advice. Nor does it consider any applicable state or other tax laws. A qualified tax advisor should be consulted for complete information and advice. The discussion is based on current laws and interpretations, which may change.

The following rules do not generally apply to annuity Contracts held by or for non-natural persons (e.g., corporations). For special rules relating to contracts issued in connection with tax qualified plans, IRAs, TDA's and Section 457 plans, see CONTRACTS USED IN CONNECTION WITH TAX FAVORED PLANS, page . Where a contract is held by a non-natural person, unless the Contract owner is a nominee or agent for a natural person (or in other limited circumstances), the Contract will generally not be treated as an annuity for tax purposes, and increases in the value of the Contract will be subject to current tax.

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Internal Revenue Code (the "Code") provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further details on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund. Prudential believes the underlying variable investment options for the Contract meet these diversification requirements. In connection with the issuance of temporary regulations relating to diversification requirements under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or revenue rulings under Section 817(d) relating to the definition of a variable contract. Because of this uncertainty, Prudential reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as an annuity for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.

Under current law Prudential believes that the Contract will be treated as an annuity for federal income tax purposes and that the issuing insurance company, Prudential, and not the Contract owner, will be treated as the owner of the underlying investments for the Contract. Accordingly, generally no tax should be payable by any Contract owner as a result of any increase in the value of the Contract until money is received by him or her, either in the form of a cash withdrawal or as an annuity. It is important, however, to consider how amounts that are withdrawn will be taxed.

TAXES PAYABLE BY CONTRACT OWNERS

The Code generally provides that amounts withdrawn by a Contract owner from his or her Contract, before annuity payments begin, will be treated for tax purposes as being first withdrawals of investment income, rather than as withdrawals of purchase payments, until all investment income has been withdrawn. To the extent the assignment is authorized by the Contract, the assignment or pledge (or agreement to assign or pledge) any portion of the value of the Contract for a loan shall be treated as a withdrawal subject to this rule. Amounts withdrawn before annuity payments begin which represent a distribution of investment income will be taxable as ordinary income and may be subject to a penalty tax. Amounts which represent a withdrawal of purchase payments will ordinarily not be taxable as ordinary income or be subject to a penalty tax.

All contracts issued after October 21, 1988 by the same company (and affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment.

Where a contract is issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Consult a tax advisor for information regarding these rules.

Different tax rules apply to receipt of annuity payments. A portion of each annuity payment received under a Contract will be treated as a partial return of the purchase payments and will not be taxable. The remaining portion of the annuity payment will be taxed as ordinary income. Exactly how an annuity payment is divided into taxable and non-taxable portions depends upon the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the annuitant. In the case of Contracts under which annuity payments commence after 1986, annuity payments which are received after the annuitant recovers the full amount of the purchase payments will be fully includible in income. Should annuity payments cease on account of the death of the annuitant before the purchase payment has been fully recovered, the annuitant, on his or her last tax return, (or in certain cases the beneficiary), is allowed a deduction for the unrecovered amount.

The Code further provides that any amount received under an annuity contract may be subject to a penalty tax. The amount of the penalty is equal to 10% of that portion of the amount that is includible in income. Some withdrawals will be exempt from the penalty. Some examples are withdrawals: (1) made on or after the Contract owner reaches age 59 1/2, (2) made on or after the death of the Contract owner, (3) attributable to the Contract owner becoming disabled within the meaning of Code section 72(m)(7), (4) in the form of level annuity payments, made not less frequently than annually under a lifetime annuity, (5) allocable to investment in the contract before August 14, 1982, (6) under a qualified funding asset (defined by Code section 130(d)), or (7) under an immediate annuity contract (within the meaning of section 72(u)(4)).

If the 10% penalty tax does not apply to a withdrawal by reason of the exception for withdrawals in the form of a level annuity (clause (4) above), but the series of payments is modified (other than by reason of death or disability), either (a) before the end of the 5-year period beginning with the first payment and after the Contract owner reaches age 59 1/2, or (b) before the Contract owner attains age 59 1/2, the Contract owner's tax for the year of the modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral period.

Election of the interest payment option is not considered an annuity payment for tax purposes. Accordingly, unless the Contract is held by an individual retirement annuity, such election will cause investment income under the Contract to be taxable.

Generally, the same tax rules apply to amounts received as a death benefit by the beneficiary as those set forth above with respect to the Contract owner. The election of an annuity payment option by the beneficiary may defer taxes otherwise payable upon the receipt of a lump sum death benefit. Certain minimum distribution requirements apply in the case where the owner dies. See IRS Required Distributions on Death of Owner in the Statement of Additional Information.

In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under section 2601 of the Code.

Certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the investment income in the Contract. This rule does not apply to certain transfers between spouses or incident to divorce. See OWNERSHIP OF THE CONTRACT, page 26.

CONTRACTS USED IN CONNECTION WITH TAX FAVORED PLANS

The Contract may be purchased for use in connection with various retirement arrangements entitled to favorable federal income tax treatment ("tax favored plans"). These are individual retirement accounts and annuities ("IRAs") subject to Sections 408(a) and 408(b) of the Code, simplified employee pension plans ("SEPs") under Section 408(k) of the Code, saving incentive match plans for employees ("SIMPLEs") under Section 408(p) of the Code, tax deferred annuitities ("TDAs") under Section 403(b) of the Code, deferred compensation plans of state and local governments and tax exempt organizations under Section 457 of the Code, and pension, profit sharing and annuity plans qualified under Sections 401(a) and 403(a) of the Code. Such plans, accounts, and annuities must satisfy certain requirements of the Code in order to be entitled to the federal income tax benefits accorded to these plans. A discussion of these requirements is beyond the scope of this prospectus, and it is assumed that such requirements are met with respect to a Contract purchased for use in connection with a tax favored plan. This Contract is not available in the TDA and pension markets in Oregon.

In general, assuming the requirements and limitations of the Code provisions applicable to the particular type of tax favored plan involved are satisfied, purchase payments (other than after-tax employee payments) under the Contract will be deductible (or not includible in income) up to certain amounts each year and tax will not be imposed on the investment income and realized gains of the subaccounts in which the purchase payments have been invested until a distribution is received. Persons contemplating the purchase of a Contract in connection with a tax favored plan should consult their tax advisor before purchasing a Contract for such purposes.

The comments which follow concerning specific tax favored plans are intended merely to call attention to certain of their features. No attempt has been made to discuss in full the tax ramifications involved or to offer tax advice. As suggested above, a qualified tax advisor should be consulted for advice and answers to any questions.

PLANS FOR SELF-EMPLOYED INDIVIDUALS

For self-employed individuals who establish qualified plans, contributions are deductible within the limits prescribed by the Code. Annual deductible contributions cannot exceed the lesser of $30,000 or 25% of "earned income". For this purpose "earned income" is computed after the deduction for contributions to the plan is considered.

Under these plans, payments are subject to certain minimum distribution requirements, and generally must begin by April 1 of the calendar year following the later of the calendar year in which the employee: (1) attains age 70 1/2; or
(2) retires.

IRAS

The Code permits persons who receive certain qualifying distributions from a qualified pension or profit-sharing plan, TDA or IRA to make, within 60 days, a tax-free "rollover" transfer of all or any part of the amount of such distribution to an IRA which they establish. Additionally, the spouse of a deceased employee may roll over to an IRA certain distributions received by the spouse from a qualified pension or profit-sharing plan, TDA or IRA on account of the employee's death.

Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to an IRA (generally, $2,000), a Contract may be purchased as a Section 408(b) IRA only in connection with a "rollover" of the proceeds of a qualified plan, TDA or IRA. In order to qualify as an IRA under Section 408(b) of the Code, a Contract (or a rider made a part of the Contract) must contain certain additional provisions: (1) the owner of the Contract must be the annuitant, except when a transfer is made to a former spouse in accordance with a divorce decree as provided in Section 408(d)(6) of the Code; (2) the rights of the owner cannot be forfeitable; (3) the Contract may not be sold, assigned, discounted or pledged for any purpose to any person except Prudential; (4) except in the case of a "rollover" contribution, the annual premium may not exceed $2,000; (5) generally, the annuity date may be no later than April 1st of the calendar year following the calendar year in which the annuitant attains age 70 1/2; and (6) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued as
Section 408(b) IRAs will conform to such requirements.

SEPS

Under a SEP, annual employer contributions to an IRA established by an employee are not includible in income up to the lesser of $30,000 or 15% of the employee's earned income (excluding the employer's contribution to the SEP). In addition, a SEP must satisfy certain minimum participation requirements and contributions may not discriminate in favor of highly compensated employees. Contracts issued as Section 408(b) IRAs established under a SEP must satisfy the requirements described above for a Section 408(b) IRA.

Certain SEP arrangements are permitted to allow employees to elect to reduce their salaries by as much as $9,500 (in 1996, indexed) and have their employer make contributions on their behalf to the SEP. These arrangements, called salary reduction SEPs, are available only if the employer maintaining the SEP has 25 or fewer employees and at least 50% of the eligible employees elect to make salary reduction contributions. Other limitations may reduce the permissible contribution level for highly compensated employees. New Salary Reduction SEPs may not be established after 1996.

In accordance with IRS regulations, persons who purchase a Contract used as an IRA, including one established under a SEP arrangement, are given disclosure material prepared by Prudential. The material includes this prospectus, a copy of the Contract, and a brochure containing information about eligibility, contribution limits, tax consequences, and other particulars concerning IRAs. The regulations require that such persons be given a free look after making an initial contribution in which to affirm or reverse their decision to participate. Therefore, within the free look period, a person may cancel his or her Contract by notifying Prudential in writing, and Prudential will refund all of the purchase payments under the Contract or, if greater, the amount credited under the Contract (less any bonus) computed as of the valuation period that Prudential receives the notice for cancellation. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 12.

TDA'S

Section 403(b) of the Code permits employers and employees of Section 501(c)(3) tax-exempt organizations and public educational organizations to make, subject to certain limitations, contributions to an annuity in which the employee's rights are nonforfeitable (commonly referred to as a "tax deferred annuity" or "TDA"). The amounts contributed under a TDA and increments thereon are not taxable as income until distributed as annuity income or otherwise. Generally, contributions to a TDA may be made through a salary reduction arrangement up to a maximum of $9,500. However, under certain special rules, the limit could be increased as much as $3,000. In addition, the Code permits certain total distributions from a TDA to be "rolled over" to another TDA or IRA. Certain partial distributions from a TDA may be "rolled over" to an IRA.

An annuity contract will not qualify as a TDA, unless under such contract distributions from salary reduction contributions and earnings thereon (other than distributions attributable to assets held as of December 31, 1988) may be paid only on account of attainment of age 59 1/2, severance of employment, death, total and permanent disability and, in limited circumstances, hardship. (Such hardship withdrawals are permitted, however, only to the extent of salary reduction contributions and not earnings thereon.)

The Section 403(b)(11) withdrawal restrictions referred to above do not apply to the transfer of all or part of a Contract owner's interest in his or her Contract among the available investment options offered by Prudential or to the direct transfer of all or part of the Contract owner's interest in the Contract to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7) of the Code.

In imposing the restrictions on withdrawals as described above, Prudential is relying upon a no-action letter dated November 28, 1988 from the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance.

Employer contributions are subject generally to the same coverage, minimum participation and nondiscrimination rules applicable to qualified pension and profit-sharing plans. Distributions from a TDA generally must commence by April 1 of the calendar year following the later of: (1) the calendar year in which the employee attains age 70 1/2; or (2) the calendar year in which the employee retires. Distributions must satisfy minimum distribution requirements similar to those that apply to qualified plans generally.

ELIGIBLE DEFERRED COMPENSATION PLANS OF STATE OR LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

A Contract may be used to fund an eligible deferred compensation plan of a state or local government or a tax-exempt organization. The amounts contributed under such plans and increments thereon are not taxable as income until distributed or otherwise made available to the employee or other beneficiary. If the requirements of Section 457 of the Code are not met, however, employees may be required to include in gross income all or part of the contributions and earnings thereon. Although assets of deferred compensation plans are generally part of the employer's general assets, subject to certain transition rules, governmental plans must hold assets in a trust, annuity contract or custodial account. Contributions generally may not exceed the lesser of $7,500 (as indexed) or 33 1/3% of the employee's compensation. Distributions must begin by April 1 of the year following attainment of age 70 1/2 or April 1 of the calendar year following the calendar year the participant retires, if that is later. Distributions are subject to special minimum distribution rules in addition to the minimum distribution requirements for qualified plans. Rollovers are not permitted (other than between Section 457 plans).

QUALIFIED PENSION AND PROFIT SHARING PLANS

A Contract may be used to fund a qualified pension or profit-sharing plan. The plan itself must satisfy the coverage, minimum participation nondiscrimination and minimum distribution and all other requirements applicable generally to qualified pension and profit-sharing plans. The Code also imposes dollar limitations on contributions that may be made to or benefits that may be received from a qualified pension or profit-sharing plan (including a limitation of $9,500 (in 1996, indexed) on the amount that an employee may contribute through a salary reduction arrangement in the case of a plan with a qualified "cash or deferred" arrangement). Generally, distributions from a qualified plan must begin by April 1 of the year following attainment of age 70 1/2 or April 1 of the calendar year the participant retires, if that is later. Distributions are subject to certain minimum distribution requirements.

MINIMUM DISTRIBUTION OPTION

The Minimum Distribution Option is a program available with IRA and SEP programs. It enables the client to satisfy IRS minimum distribution requirements, without having to annuitize or cash surrender their Contracts. Distributions from IRAs and SEPs must begin by April 1 of the year following attainment of age 70 1/2. Each year until the maturity date, The Prudential will recalculate the minimum amount the Contract owner is required to withdraw from his or her IRA or SEP. Prudential will send the Contract owner a check for the minimum distribution amount less any partial withdrawals made during the year. Prudential's calculations are based solely on the cash value of the Contract. If the Contract owner has other IRA accounts, he or she will be responsible for taking the minimum distribution from each.

WITHHOLDING

Certain distributions from qualified retirement plans and 403(b) annuities will be subject to mandatory 20% withholding unless the distribution is an eligible rollover distribution that is "directly" rolled over into another qualified plan, 403(b) annuity or IRA. Unless the Contract owner elects to the contrary, the portion of any taxable amounts received under the Contract will be subject to withholding to meet federal income tax obligations. The rate of withholding on annuity payments where mandatory withholding is not required will be determined on the basis of the withholding certificate filed by the Contract owner with Prudential. For payments not subject to mandatory withholding, if no such certificate is filed, the Contract owner will be treated, for purposes of determining the withholding rate on annuity payments, as a married person with three exemptions; the rate of withholding on all other payments made under the Contract, such as amounts received upon withdrawals, will be 10%. Thus, if the Contract owner fails to elect that there be no withholding, Prudential will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that is taxable. Prudential will provide the Contract owner with forms and instructions concerning the right to elect that no amount be withheld from payments. Recipients who elect not to have withholding made are liable for payment of federal income taxes on the taxable portion of the distribution. All recipients may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Special withholding rules apply to nonresident aliens. Generally, there will be no withholding for taxes until payments are actually received under the Contract. Distributions to Contract owners under an eligible deferred compensation plan subject to Section 457 of the Code are treated as the payment of wages for federal income tax purposes and thus are subject to the general withholding requirements.

TAXES ON PRUDENTIAL

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Prudential. No charge is being made currently against the Account for Company federal income taxes (excluding any charge for taxes attributable to premiums.) Prudential will review the question of a charge to the Account for Company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

Under current law, Prudential may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contract or the Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon Prudential that are attributable to the Account may result in a corresponding charge against the Account.

ERISA DISCLOSURE

The Employee Retirement Income Security Act of 1974 ("ERISA") prevents a fiduciary with respect to a pension or profit-sharing plan from receiving any benefit from any party dealing with the plan as a result of the sale of the Contract (other than benefits that would otherwise be provided in the plan).

Administrative exemptions issued by the IRS and the Department of Labor under ERISA permit transactions between insurance agents and qualified pension and profit sharing plans under Sections 401(a) and 403(a) of the Code and with SEP IRAs. To be able to rely on the exemption certain information must be disclosed to the plan fiduciary. The information that must be disclosed includes the relationship between the agent and the insurer, a description of any charges, fees, discounts, penalties or adjustments that may be imposed in connection with the purchase, holding, exchange or termination of the Contract, as well as the commissions received by the agent. Information about any applicable charges, fees, discounts, penalties or adjustments may be found under CHARGES, FEES AND DEDUCTIONS, page . Information about sales representatives and commissions may be found under SALE OF THE CONTRACT AND SALES COMMISSIONS, page . In addition to disclosure, other conditions apply to the use of the exemption. For example, a plan fiduciary may not be a partner or employee of Prudential representative making the sale. The fiduciary must not be a relative of the representative (including spouse, direct descendant, spouse of a direct descendant, ancestor, brother, sister, spouse of a brother or sister). The representative may not be an employee, officer, director or partner of either the independent fiduciary or the employer establishing the plan. No relative of the representative may: (1) control, directly or indirectly, the corporation establishing or maintaining the plan; (2) be either a partner with a 10% or more interest in the partnership or the sole proprietor establishing or maintaining the plan; or (3) be an owner of a 5% or more interest in a Subchapter S Corporation establishing or maintaining the plan. In addition, no affiliate (including relatives) of the representative may be a trustee, administrator or a fiduciary with written authority to acquire, manage or dispose of the assets of the plan.

ADDITIONAL ERISA REQUIREMENTS

If your retirement arrangement is part of a plan governed by ERISA, additional requirements such as spousal consent to distributions may be necessary. Consult the terms of your retirement arrangement.

                              EFFECTING AN ANNUITY

Upon the annuity date, the amount credited under a Contract (which includes any amount allocated to the fixed-rate option as well as to the variable investment options) is converted into a fixed-dollar annuity payable to the annuitant[s] named in the Contract. If two annuitants are named in the Contract, the Contract owner may decide how much of the amount is to be applied for each annuitant and under which form[s] of annuity. If the Contract is not large enough to produce a monthly payment of $50, the Contract owner will be paid the cash surrender value in a single sum.

When a Contract owner requests a withdrawal in the form of an annuity, all amounts held in the investment options will be withdrawn 7 days prior to the end of the month in which the request is made or the end of a subsequent month designated by the owner. An amount equal to the withdrawal charge, if any, and any additional amount subject to recapture, will be deducted. An amount equal to the premium tax, if any, imposed by the state in which the annuitant resides is then deducted (unless deducted earlier). Many states do not impose a premium tax. In other states the tax ranges from 0.5% to 5% of the amount applied to effect an annuity. See PREMIUM TAXES, page . Some local jurisdictions also impose a tax. The amount remaining is applied to effect an annuity. This amount becomes part of Prudential's general account.

The amount of the monthly payments will depend upon the amount applied and tables of rates set forth in the Contract which Prudential guarantees will be used even if longevity has significantly improved since the Contract date. If, however, Prudential at the time is offering more favorable rates, then those will be used.

The annuity will be in one of the forms listed below. All the annuity options under this Contract are fixed annuity options under which the Contract owner's participation in the variable investment options ceases when the annuity is effected and the amount of each monthly payment does not change. Unless Prudential consents to a later date, an annuity must begin no later than the first Contract anniversary after the annuitant's 90th birthday, or if there are two annuitants named in the Contract, the 90th birthday of the primary annuitant. Special rules apply in the case of a Contract issued in connection with a tax favored retirement plan. Prudential will then make monthly payments to the annuitant on the first day of each month for a period determined by the form of annuity selected. Unless applicable law states otherwise and subject to the terms of the retirement arrangement, if the owner has not selected an annuity option to take effect by the annuity date, the interest payment option (see below) will become effective then.

Where the owner dies before the annuity starting date, the entire interest must be distributed within 5 years of death. The requirement will be satisfied, however, if the distribution to a designated beneficiary begins no later than one year after the owner's death and is to continue over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. If the owner's spouse is the designated beneficiary, the Contract may continue with the spouse treated as the owner. If the owner dies on or after the annuity starting date and before the entire interest in the annuity has been distributed, the remaining interest will be distributed at least as rapidly as under the method being used as of the date of death.

1. LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary designated by the annuitant unless he or she so selects. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the discounted value of the unpaid future payments, Prudential will discount each such payment at the interest rate used to compute the amount of the actual 120 payments. If the payments were based on the tables of rates set forth in the Contract, the interest rate used is 3.5% a year. Once annuity payments have begun, an annuitant may withdraw the present value of any of the 120 payments certain that have not been paid.

2. INTEREST PAYMENT OPTION

The annuitant may choose to have Prudential hold a designated amount to accumulate at interest. If no option has been selected by the annuity date, this option will automatically become effective unless applicable law states otherwise. Prudential will pay interest at an effective rate of at least 3% a year, and it may pay a higher rate of interest. Once this option is effected, an annuitant may withdraw the unpaid balance, or any part not less than $100. Generally, this option will not satisfy IRS minimum distribution requirements.

3. OTHER ANNUITY OPTIONS

Currently, you may choose to receive the proceeds of your Contract fund in the form of payments like those of any annuity or life annuity then regularly offered by Prudential or by Pruco Life Insurance Company that (1) is based on

United States Currency; (2) is bought by a single sum; (3) does not provide for dividends; and (4) does not normally provide for deferral of the first payment.

Under Option 3, unless a fixed period annuity or less than 10 years is selected, Prudential will waive withdrawal charges that might be applicable under other annuity options. Further, if you select Option 1 without a right of withdrawal, Prudential will effect that option under Option 3 if doing so provides greater monthly payments.

4. OTHER OPTIONS

You may choose to receive the proceeds of your Contract fund in the form of payments like those of any annuity or life annuity then regularly offered by Prudential or by Pruco Life Insurance Company that (1) is based on United States Currency; (2) is bought by a single sum; (3) does not provide for dividends; and
(4) does not normally provide for deferral of the first payment.

Under Option 3, Prudential will waive withdrawal charges that might be applicable under other annuity options. Instead, under Option 3, pursuant to Prudential's regular method of determining immediate annuity payments, Prudential will deduct $200 from your maturity proceeds when calculating your annuity payments. Further, if you select Option 1 without a right of withdrawal, Prudential will effect that option under the Supplemental Life Annuity Option if you would be better off, which is the case where applicable withdrawal charges under Option 1 would be greater than $200.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT ANNUITY PURCHASE RATES

It should be noted that while in general the Contract provides for sex-distinct annuity purchase rates for life annuities, those rates are not applicable to Contracts offered in states that have adopted regulations prohibiting sex-distinct annuity purchase rates. Rather, blended unisex annuity purchase rates for life annuities will be provided under all Contracts issued in those states, whether the annuitant is male or female. Other things being equal, such unisex annuity purchase rates will result in the same monthly annuity payments for male and female annuitants.

In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Prudential may offer the Contracts with unisex annuity purchase rates to such prospective purchasers.

Special provisions may apply if the Contract is issued in connection with a tax favored retirement plan. The necessary information will be provided by the plan sponsor or administrator.

                                OTHER INFORMATION

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Prudential is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Prudential will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Prudential, will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of Series Fund shares for which instructions may be given by a Contract owner is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Prudential instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Prudential will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Prudential reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Contract owners also share with the owners of all Prudential Contracts and policies the right to vote in elections for members of the Board of Directors of Prudential.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 213 Washington Street, Newark, N.J. 07102-2992. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. The maximum commission that will be paid to the representative is 3.5% of the purchase payment received, and the amount paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. Trail commissions based on the size of the Contract fund may be paid. Such commissions will be subject to reduction if Prudential accepts purchase payments on and after the annuitant's 81st birthday. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT, page 12. The representative may be required to return all of the first year commission if the Contract is not continued through the first year. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract will be eligible for additional compensation.

Sales expenses in any year are not equal to the deduction for sales load in that year. Prudential expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Prudential's surplus.

SUBSTITUTION OF SERIES FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

OWNERSHIP OF THE CONTRACT

Generally, the Contract owner is entitled to exercise all the rights under the Contract. The Contract owner is usually, but not always, an annuitant. Ownership of the Contract may, however, be transferred to another person who need not be the person who is to receive annuity payments. Transfer of the ownership of a Contract may involve federal income tax consequences, or may be prohibited under certain Contracts, and the owner should consult with a qualified tax advisor before attempting any such transfer. Generally, ownership of the Contract is not assignable to another insurance company or employee benefit plan or program without Prudential's consent.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear in advertising and reports to current and prospective Contract owners. Performance information is based on historical investment experience of those investment options and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in unit values and the deduction of applicable charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a specified seven-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to: comparisons to market indices; comparisons to other investments; performance rankings; and data presented by analysts or included in publications.

See "Performance Information" in the Statement of Additional Information for recent performance information.

REPORTS TO CONTRACT OWNERS

Once each Contract year, Contract owners will be sent statements that provide certain information pertinent to their own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Prudential may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

Contract owners will be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each.

If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual and semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus.

STATE REGULATION

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Prudential is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Prudential is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION

On October 28, 1996, the Company entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to the Company's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate.

Pursuant to the Settlement, the Company has agreed to provide an alternative dispute resolution process for class members who believe they were misled concerning the sale or performance of their life insurance policies. The Settlement also provides certain no-fault relief. The ultimate cost of the Settlement will depend on a variety of factors, including the number of policyowners who participate in the Settlement, the number of policyowners who are afforded relief and the remediation option they select. The administrative costs of implementing the Settlement are also subject to a number of complex uncertainties. In light of the uncertainties attendant to these and other factors, it is difficult at this time to estimate the ultimate cost of the Settlement to the Company.

In addition, a number of actions have been filed against the Company by policyowners who have excluded themselves from the settlement; the Company anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on the Company's activities. As of February 24, 1997, the Company had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, which terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted.

Accordingly, management is unable to make a meaningful estimate of the amount of range of loss that could result from an unfavorable outcome of all pending litigation. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position.

ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information, including the statement of additional information prepared by Prudential, may also be obtained from Prudential's office. The address and telephone number are set forth on the cover of this prospectus.

The Contents of the statement of additional information include:

OTHER INFORMATION CONCERNING THE ACCOUNT

      A.    EXPERTS
      B.    PRINCIPAL UNDERWRITER
      C.    DETERMINATION OF SUBACCOUNT UNIT VALUES
      D.    IRS REQUIRED DISTRIBUTIONS ON DEATH OF OWNER
      E.    PARTICIPATION IN DIVISIBLE SURPLUS
      F.    PERFORMANCE INFORMATION
      G.    FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATUTORY FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

DETERMINATION OF SUBACCOUNT UNIT VALUES

      A.    SUBACCOUNT UNIT VALUES
      B.    DETERMINATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT

                      DIRECTORS AND OFFICERS OF PRUDENTIAL

The directors and certain officers of Prudential, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUDENTIAL

FRANKLIN E. AGNEW. Director.--Business Consultant. Address: USX Tower, Suite 660, 600 Grant Street, Pittsburgh, PA 15219.

FREDERIC K. BECKER, Director.--President, Wilentz, Goldman, and Spitzer (law firm). Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

JAMES G. CULLEN, Director.--Vice Chairman, Bell Atlantic Corporation since 1995; 1993 to 1995: President, Bell Atlantic Corporation; Prior to 1993: President, New Jersey Bell. Address: 1310 North Court House Road, 11th floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS, Director.--National and International Health Care Advisor, Ernst & Young LLP. Address: 1225 Connecticut Avenue, N.W., Washington, D.C. 20036.

ROGER A. ENRICO, Director.--Vice Chairman and Chief Executive Officer, Pepsico Inc. since 1996; Vice Chairman, Pepsico, Inc., from 1993 to 1996; Chairman and Chief Executive Officer, Pepsi Co. Worldwide Food, from 1991 to 1993. Address:
14841 North Dallas Parkway, Dallas, TX 75240.

ALLAN D. GILMOUR, Director.--Former Vice Chairman, Ford Motor Company. Address:
Prudential Plaza, Newark, NJ 07102-3777.

WILLIAM H. GRAY, III, Director.--President and Chief Executive Officer, The College Fund/UNCF. Address: 8260 Willow Oaks Corporate Drive, Fairfax, VA 22031.

JON F. HANSON, Director.--Chairman, Hampshire Management Company. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR., Director.--Chairman and Chief Executive Officer, Owens Corning. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER, Director.--Guest Scholar, The Brookings Institution since 1993; Assistant to the President and Director of Presidential Personnel, U.S. Government, from 1991 to 1992. Address: 1775 Massachusetts Avenue, N.W., Washington, DC 20036-2188.

GAYNOR N. KELLEY, Director.--Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation. Address: 751 Broad Street, Newark, NJ 07102-3777.


BURTON G. MALKIEL, Director.--Professor, Princeton University. Address:
Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ
08544-1021.

ARTHUR F. RYAN, Chairman of the Board, President, and Chief Executive Officer. -- Chairman, President, and Chief Executive Officer, Prudential since 1994; Prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation. Address: 751 Broad Street, Newark, NJ 07102-3777.

IDA F.S. SCHMERTZ, Director.--Principal, Investment Strategies International since 1994. Prior to 1994: Senior Vice President of Corporate Affairs, American Express Company. Address: 90 Riverside Drive, New York, NY 10024.

CHARLES R. SITTER, Director.--Former President, Exxon Corporation. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI, Director.--Chairman and Chief Executive Officer, Continental Grain Company since 1994; Prior to 1994; Chairman, Continental Grain Company.
Address: 277 Park Avenue, New York, NY 10172.

RICHARD M. THOMSON, Director.--Chairman and Chief Executive Officer, The Toronto-Dominion Bank. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH, Director.--Chairman and Chief Executive Officer, Unisys Corporation. Address: P.O. Box 500, Blue Bell, PA 19424-0001.

P. ROY VAGELOS, M.D., Director.--Former Chairman, and Chief Executive Officer, Merck & Co., Inc. Address: One Crossroads Drive, Bedminster, NJ 07921.

STANLEY C. VAN NESS, Director.--Attorney, Picco Herbert Kennedy (law firm).
Address: One State Street Square, Suite 1000, Trenton, NJ 08607-1388.

PAUL A. VOLCKER, Director.--Business Consultant since 1996; Prior to 1996:
Chairman, Wolfensohn & Co., Inc. Address: 599 Lexington Avenue, New York, NY 10022.

JOSEPH H. WILLIAMS, Director.--Director, The Williams Companies since 1994; Prior to 1994: Chairman and Chief Executive Officer, The Williams Companies.
Address: One Williams Center, Tulsa, OK 74172.

                 OTHER EXECUTIVE OFFICERS WHO ARE NOT DIRECTORS


MARTIN A. BERKOWITZ, Senior Vice President and Comptroller.--Senior Vice President and Chief Financial Officer of Prudential Investment Company since 1991.

SUSAN L. BLOUNT, Vice President and Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Vice President and Treasurer.--Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential; 1992 to 1993: Vice President and Assistant Treasurer, Banking and Cash Management for Prudential.

MARK B. GRIER, Chief Financial Officer.--Chief Financial Officer of Prudential since 1995; Prior to 1995: Executive Vice President and Head of Global Markets, Chase Manhattan Corporation.

                      (This page intentionally left blank.)

THE PRUDENTIAL
INSURANCE COMPANY OF AMERICA
Prudential Plaza
Newark, New Jersey 07102-3777
Telephone: (800) 445-4571

Prudential Discovery(R) Plus is offered through Pruco Securities, a subsidiary of The Prudential.
213 Washington Street
Newark, New Jersey 07102-2992

                                        PIVC-1 Ed. 5-97, Catalog #646956H

PRUDENTIAL [Logo]

                                     PART B

                       INFORMATION REQUIRED IN A STATEMENT
                            OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

May 1, 1997

THE PRUDENTIAL
INDIVIDUAL VARIABLE CONTRACT ACCOUNT
VARIABLE ANNUITY CONTRACTS

     The DISCOVERY(R) Plus Contract* (the "Contract") is a variable annuity contract issued by The Prudential Insurance Company of America ("Prudential") and funded through The Prudential Individual Variable Contract Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more ($10,000 or more when issued in New York). (Effective March 15, 1997, this contract will no longer be offered for sale in New York.) Subsequent payments are not allowed in Oregon.

This statement of additional information is not a prospectus and should be read in conjunction with the Contract's prospectus, dated May 1, 1997, which is available without charge upon written request to The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777, or by telephoning (800) 445-4571.



                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

*DISCOVERY is a registered mark of Prudential.
PIVC-1B Ed 5-97
Catalog  #64M101W

                                    CONTENTS

                                                                            PAGE
                                                                            ----

OTHER INFORMATION CONCERNING THE ACCOUNT ....................................  1
  A.  Experts ...............................................................  1
  B.  Principal Underwriter .................................................  1
  C.  Determination of Subaccount Unit Values ...............................  1
  D.  IRS Required Distributions on Death of Owner ..........................  1
  E.  Participation in Divisible Surplus ....................................  2
  F.  Performance Information ...............................................  2
  G.  Financial Statements ..................................................  6
FINANCIAL STATEMENTS OF THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT . A1 STATUTORY FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF
  AMERICA ................................................................... B1

                    OTHER INFORMATION CONCERNING THE ACCOUNT

A.  EXPERTS

The financial statements included in this prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York, 10036.

The financial statements included in this prospectus for years ended December 31, 1995 and December 31, 1994, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was dismissed as the independent accountants of Prudential. Therehave been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.

B. PRINCIPAL UNDERWRITER

Pruco Securities Corporation ("Prusec"), an indirectly wholly-owned subsidiary of Prudential, performs all sales and distribution functions regarding the Contracts and may be deemed to be the "principal underwriter" of the Account under the Investment Company Act of 1940.

C. DETERMINATION OF SUBACCOUNT UNIT VALUES

The value for each Subaccount Unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.2% annual charge for administrative expenses and mortality and expense risks. (See CHARGES, FEES, AND DEDUCTIONS in the prospectus.) The Account's financial statements reflect a different breakdown of the expense structure than is described in the prospectus. The mortality and expense risk charges described in item 5 therein combined with an administrative charge described in Item 4 total an amount which is the same 1.2% per year described in Note 3A of the Notes to the Account's financial statements. The value of the assets of a subaccount is determined by multiplying the number of shares of the Series Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund but not yet paid.

D. IRS REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

If the Contract owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the annuity date, the entire interest in the Contract must be distributed within 5 years after date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The owner's designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person. Special additional rules apply to Contracts issued in conjunction with plans subject to
Section 457 of the Code. For Contracts purchased in connection with a tax favored plan where the owner's spouse is the beneficiary, annuity payments need only begin on or before April 1 of the calendar year following the calendar year in which the owner would have attained age 70 1/2 or in some instances the remaining interest in the Contract may be rolled over to an IRA owned by the spouse.

If any portion of the Contract owner's interest is payable to (or for the benefit of) the surviving spouse of the owner, such portion of the Contract may be continued with the surviving spouse as the owner. This rule does not apply to Contracts issued in connection with tax favored plans other than IRAs.

E. PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company, such as Prudential, differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Every owner of a Prudential Contract participates in the divisible surplus of Prudential, according to an annual determination of Prudential's Board of Directors of the portion, if any, of the divisible surplus of the entire company that is attributable to the class of contracts of which he or she is an owner. Before annuity payments begin, it is unlikely that any dividends will be payable to the owners of the Contracts described in the prospectus. However, there may be dividends payable during an annuity payout period.

F. PERFORMANCE INFORMATION

The tables that follow provide performance information for each subaccount through December 31, 1996. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1996 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract.

                                     TABLE 1
                           AVERAGE ANNUAL TOTAL RETURN

                                                                                             FROM DATE
                                                                                            SUBACCOUNT
                                                          ONE YEAR         FIVE YEARS       ESTABLISHED
                                            DATE            ENDED             ENDED           THROUGH
        SUBACCOUNT                       ESTABLISHED      12/31/96          12/31/96         12/31/96
        ----------                       -----------      --------          --------         --------
Diversified Bond ......................      2/89           -3.12              5.74              8.31
Government Income .....................      5/89           -5.29              4.81              7.45
Conservative Balanced .................      2/89            5.07              7.63              9.62
Flexible Managed ......................      2/89            6.07              9.40             11.52
High Yield Bond .......................      2/89            3.83             10.52              8.56
Stock Index ...........................      2/89           14.96             13.04             14.31
Equity Income .........................      2/89           14.14             13.39             13.35
Equity ................................      2/89           10.93             15.60             15.11
Prudential Jennison ...................      5/95            6.84               N/A             18.90
Small Capitalization Stock ............      5/95           12.18               N/A             19.45
Global ................................      5/89           12.10             11.00              7.92
Natural Resources .....................      2/89           23.22             14.63             12.38

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)"* ERA. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; " is the number of years; and ERA is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum deferred sales charge that may be applicable to a particular period. The annual contract fee is not included because it applies only if the Contract fund is less than $10,000.

NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period.

                                     TABLE 2
                           AVERAGE ANNUAL TOTAL RETURN

                                                                                           FROM DATE
                                                                                          SUBACCOUNT
                                                        ONE YEAR         FIVE YEARS       ESTABLISHED
                                          DATE            ENDED             ENDED           THROUGH
              SUBACCOUNT               ESTABLISHED      12/31/96          12/31/96         12/31/96
              ----------               -----------      --------          --------         --------

Diversified Bond ....................      2/89            3.15              6.29              8.31
Government Income ...................      5/89            1.00              5.38              7.45
Conservative Balanced ...............      2/89           11.29              8.14              9.62
Flexible Managed ....................      2/89           12.29              9.86             11.52
High Yield Bond .....................      2/89           10.06             10.96              8.56
Stock Index .........................      2/89           21.11             13.43             14.31
Equity Income .......................      2/89           20.29             13.78             13.35
Equity ..............................      2/89           17.11             15.96             15.11
Prudential Jennison .................      5/95           13.05               N/A             22.08
Small Capitalization Stock ..........      5/95           18.35               N/A             22.62
Global ..............................      5/89           18.27             11.43              7.92
Natural Resources ...................      2/89           29.32             15.00             12.38

Table 3 shows the cumulative total return for the subaccounts, assuming no withdrawal.

                                     TABLE 3
                           AVERAGE ANNUAL TOTAL RETURN

                                                                                          FROM DATE
                                                                                          SUBACCOUNT
                                                        ONE YEAR         FIVE YEARS       ESTABLISHED
                                          DATE            ENDED             ENDED           THROUGH
              SUBACCOUNT               ESTABLISHED      12/31/96          12/31/96         12/31/96
              ----------               -----------      --------          --------         --------

Diversified Bond ....................      2/89            3.15             35.64             86.97
Government Income ...................      5/89            1.00             29.98             73.47
Conservative Balanced ...............      2/89           11.29             47.87            105.52
Flexible Managed ....................      2/89           12.29             60.04            135.13
High Yield Bond .....................      2/89           10.06             68.23             90.40
Stock Index .........................      2/89           21.11             87.81            185.48
Equity Income .......................      2/89           20.29             90,68            167.13
Equfty ..............................      2/89           17.11            109.63            201.53
Prudential Jennison .................      5/95           13.05               N/A             39.54
Small Capitalization Stock ..........      5/95           18.35               N/A             40.58
Global ..............................      5/89           18.27             71.81             79.38
Natural Resources ...................      2/89           29.32            101.12            149.77

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1996 were 3.9755% and 4.0540%, respectively.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1% charge for mortality and expense risks and the 0.20% charge for administration. It does not reflect the deferred sales charge. It also does not reflect the annual contract fee, which is charged only if the Contract Fund is less than $10,000.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield-((base period return + 1)365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARISONS

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

G. FINANCIAL STATEMENTS

The Statutory financial statements of Prudential included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS OF
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value
    [NOTE 3]......................................  $  312,718,643  $  244,240,192  $1,293,758,895  $  862,010,706  $1,490,131,271
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $  310,138,332  $  243,719,390  $1,292,726,764  $  861,131,792  $1,483,114,311
  Equity of annuitants............................          72,683         461,684               0          92,547         102,065
  Equity of The Prudential Insurance Company of
    America.......................................       2,507,628          59,118       1,032,131         786,367       6,914,895
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $  312,718,643  $  244,240,192  $1,293,758,895  $  862,010,706  $1,490,131,271
                                                    ==============  ==============  ==============  ==============  ==============

                                                                               SUBACCOUNTS (CONTINUED)
                                                    ------------------------------------------------------------------------------
                                                        HIGH
                                                        YIELD           STOCK           EQUITY         NATURAL
                                                        BOND            INDEX           INCOME        RESOURCES         GLOBAL
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value
    [NOTE 3]......................................  $  207,982,243  $  440,682,218  $  735,930,407  $  154,817,548  $  277,255,705
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $  207,617,811  $  439,633,915  $  735,568,228  $  154,283,239  $  277,327,145
  Equity of annuitants............................               0               0               0               0               0
  Equity of The Prudential Insurance Company of
    America.......................................         364,432       1,048,303         362,179         534,309         (71,440)
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $  207,982,243  $  440,682,218  $  735,930,407  $  154,817,548  $  277,255,705
                                                    ==============  ==============  ==============  ==============  ==============

                                                                SUBACCOUNTS (CONTINUED)
                                                    ----------------------------------------------
                                                                                        SMALL
                                                      GOVERNMENT      PRUDENTIAL    CAPITALIZATION
                                                        INCOME         JENNISON         STOCK
                                                    --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value
    [NOTE 3]......................................  $  272,936,334  $   89,912,495  $   56,282,418
                                                    --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $  268,025,594  $   88,911,644  $   55,612,005
  Equity of annuitants............................               0               0               0
  Equity of The Prudential Insurance Company of
    America.......................................       4,910,740       1,000,851         670,413
                                                    --------------  --------------  --------------
                                                    $  272,936,334  $   89,912,495  $   56,282,418
                                                    ==============  ==============  ==============

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $   15,714,459  $   15,358,204  $   29,289,336  $   25,142,579  $   58,387,324

EXPENSES
  Charges to Contract owners and annuitants for
    assuming mortality risk and expense risk and
    for administration [NOTE 5A]..................       3,588,779       2,813,702      13,978,563       9,613,399      16,795,360
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)......................      12,115,680      12,544,502      15,310,773      15,529,180      41,591,964
                                                    --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............               0               0     114,264,566      81,058,661      91,075,317
  Realized gain on shares redeemed
    [average cost basis]..........................               0         174,400       5,444,130       2,079,840       2,546,226
  Net unrealized gain (loss) on investments.......               0      (4,953,596)     51,568,436      (4,416,389)     17,056,572
                                                    --------------  --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................               0      (4,779,196)    171,277,132      78,722,112     110,678,115
                                                    --------------  --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $   12,115,680  $    7,765,306  $  186,587,905  $   94,251,292  $  152,270,079
                                                    ==============  ==============  ==============  ==============  ==============


                                                                       SUBACCOUNTS (CONTINUED)
                                                    --------------------------------------------------------------
                                                         HIGH
                                                        YIELD           STOCK           EQUITY         NATURAL
                                                         BOND           INDEX           INCOME        RESOURCES
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $   19,846,509  $    7,098,648  $   23,494,869  $      921,396

EXPENSES
  Charges to Contract owners and annuitants for
    assuming mortality risk and expense risk and
    for administration [NOTE 5A]..................       2,408,573       4,447,341       8,040,293       1,553,107
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)......................      17,437,936       2,651,307      15,454,576        (631,711)
                                                    --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............               0       4,966 520      23,234,609      17,991,345
  Realized gain on shares redeemed
    [average cost basis]..........................         169,760       3,738,352       4,894,670         659,033
  Net unrealized gain (loss) on investments.......       1,864,874      60,376,871      82,705,905      13,421,277
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................       2,034,634      69,081,743     110,835,184      32,071,655
                                                    --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $   19,472,570  $   71,733,050  $  126,289,760  $   31,439,944
                                                    ==============  ==============  ==============  ==============

                                                                       SUBACCOUNTS (CONTINUED)
                                                    --------------------------------------------------------------
                                                                                                        SMALL
                                                                      GOVERNMENT      PRUDENTIAL    CAPITALIZATION
                                                        GLOBAL          INCOME         JENNISON         STOCK
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $    6,801,199  $   17,655,896  $      160,210  $      324,366

EXPENSES
  Charges to Contract owners and annuitants for
    assuming mortality risk and expense risk and
    for administration [NOTE 5A]..................       2,977,185       3,303,337         718,111         434,616
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)......................       3,824,014      14,352,559        (557,901)       (110,250)
                                                    --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............       4,275,097               0               0         991,049
  Realized gain on shares redeemed
    [average cost basis]..........................       2,514,488         254,071          65,488         207,931
  Net unrealized gain (loss) on investments.......      31,571 540     (11,980,070)      8,010,502       5,018,004
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................      38,361 125     (11,725,999)      8,075,990       6,216,984
                                                    --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $   42,185,139  $    2,626,560  $    7,518,089  $    6,106,734
                                                    ==============  ==============  ==============  ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A13.


                                     A1 - A2

                             FINANCIAL STATEMENTS OF
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995

                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                 MONEY                        DIVERSIFIED
                                                 MARKET                           BOND                           EQUITY
                                      -----------------------------  ------------------------------  ------------------------------
                                           1996            1995            1996            1995            1996            1995
                                      -------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $  12,115,680  $   13,611,237  $   12,544,502  $   11,934,846  $   15,310,773  $    9,097,566
  Capital gains distributions
    received........................              0               0               0         502,131     114,264,566      36,304,982
  Realized gain (loss) on shares
    redeemed [average cost basis]...              0               0         174,400        (575,793)      5,444,130       1,787,973
  Net unrealized gain (loss) on
    investments.....................              0               0      (4,953,596)     25,152,294      51,568,436     177,526,174
                                      -------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........     12,115,680      13,611,237       7,765,306      37,013,478     186,587,905     224,716,695
                                      -------------  --------------  --------------  --------------  --------------  --------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................    402,058,692     411,591,864      54,070,756      38,739,795     270,448,114     288,749,556
  Withdrawals and transfers out,
    (net)...........................   (400,340,779)   (419,028,549)    (48,533,560)    (43,822,166)   (211,316,885)   (169,137,106)
  Annuity benefit payments, (net)...        (11,297)         (5,622)        (70,588)        (34,728)        (12,848)        (13,346)
                                      -------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [Note 7]..........................      1,706,616      (7,442,307)      5,466,608      (5,117,099)     59,118,381     119,599,104
                                      -------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [Note 8]..........................     (2,978,837)     (4,638,255)         45,114      (1,911,305)     (2,969,818)     (3,431,783)
                                      -------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     10,843,459       1,530,675      13,277,028      29,985,074     242,736,468     340,884,016

NET ASSETS:
  Beginning of year.................    301,875,184     300,644,509     230,963,164     200,978,090   1,051,022,427     710,138,411
                                      -------------  --------------  --------------  --------------  --------------  --------------
  End of year.......................  $ 312,718,643  $  301,875,184  $  244,240,192  $  230,963,164  $1,293,758,895  $1,051,022,427
                                      =============  ==============  ==============  ==============  ==============  ==============

                                                         SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------
                                                FLEXIBLE                      CONSERVATIVE
                                                MANAGED                         BALANCED
                                      -----------------------------  ------------------------------
                                           1996            1995            1996            1995
                                      -------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $  15,529,180  $   13,835,396  $   41,591,964  $   37,219,068
  Capital gains distributions
    received........................     81,058,661      31,019,792      91,075,317      44,897,730
  Realized gain (loss) on shares
    redeemed [average cost basis]...      2,079,840       2,338,699       2,546,226       2,363,488
  Net unrealized gain (loss) on
    investments.....................     (4,416,389)     92,545,862      17,056,572      99,860,016
                                      -------------  --------------  --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........     94,251,292     139,739,749     152,270,079     184,340,302
                                      -------------  --------------  --------------  --------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................    123,248,520      87,022,392     194,925,643     145,643,727
  Withdrawals and transfers out,
    (net)...........................   (105,209,594)   (121,137,946)   (186,643,720)   (222,721,330)
  Annuity benefit payments, (net)...        (12,939)         (6,854)        (13,426)         (8,066)
                                      -------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [Note 7]..........................     18,025,987     (34,122,408)      8,268,497     (77,085,669)
                                      -------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [Note 8]..........................       (290,507)     (7,106,153)      6,028,831     (12,105,790)
                                      -------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................    111,986,772      98,511,188     166,567,407      95,148,843

NET ASSETS:
  Beginning of year.................    750,023,934     651,512,746   1,323,563,864   1,228,415,021
                                      -------------  --------------  --------------  --------------
  End of year.......................  $ 862,010,706  $  750,023,934  $1,490,131,271  $1,323,563,864
                                      =============  ==============  ==============  ==============


                                                         SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------
                                                  HIGH
                                                  YIELD                          STOCK
                                                  BOND                           INDEX
                                      -----------------------------  ------------------------------

                                           1996            1995            1996            1995
                                      -------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $  17,437,936  $   16,644,510  $    2,651,307  $    2,599,471
  Capital gains distributions
    received........................              0               0       4,966,520       2,163,961
  Realized gain (loss) on shares
    redeemed [average cost basis]...        169,760        (257,168)      3,738,352       1,244,308
  Net unrealized gain (loss) on
    investments.....................      1,864 874       9,519,030      60,376,871      67,650,481
                                      -------------  --------------  --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........     19,472,570      25,906,372      71,733,050      73,658,221
                                      -------------  --------------  --------------  --------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................    111,211,428     122,765,949     146,710,513      76,847,881
  Withdrawals and transfers out,
    (net)...........................   (113,608,730)   (114,608,028)    (82,146,740)    (50,233,802)
  Annuity benefit payments, (net)...              0               0               0               0
                                      -------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [Note 7]..........................     (2,397,302)      8,157,921      64,563,773      26,614,079
                                      -------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [Note 8]..........................     (1,171,126)     (1,062,663)       (780,432)        867,445
                                      -------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     15,904,142      33,001,630     135,516,391     101,139,745

NET ASSETS:
  Beginning of year.................    192,078,101     159,076,471     305,165,827     204,026,082
                                      -------------  --------------  --------------  --------------
  End of year.......................  $.207,982,243  $  192,078,101  $  440,682,218  $  305,165,827
                                      =============  ==============  ==============  ==============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A13.

                                     A3 - A4

                             FINANCIAL STATEMENTS OF
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995

                                                                               SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                  EQUITY                         NATURAL
                                                  INCOME                        RESOURCES                         GLOBAL
                                      ------------------------------  ------------------------------  ------------------------------
                                           1996            1995            1996            1995            1996            1995
                                      --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $   15,454,576  $   15,296,166  $     (631,711) $       76,590  $    3,824,014  $     802,217
  Capital gains distributions
    received........................      23,234,609      26,532,315      17,991,345       4,657,784       4,275,097      4,103,547
  Realized gain (loss) on shares
    redeemed [average cost basis]...       4 894,670         921,914         659,033         661,765       2,514,488      1,484,297
  Net unrealized gain (loss) on
    investments.....................      82,705,905      62,603,120      13,421,277      15,537,556      31,571,540     21,601,985
                                      --------------  --------------  --------------  --------------  --------------  -------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........     126,289,760     105,353,515      31,439,944      20,933,695      42,185,139     27,992,046
                                      --------------  --------------  --------------  --------------  --------------  -------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................      96,672,768     110,509,968      61,330,655      31,004,748     137,020,755    113,094,450
  Withdrawals and transfers out,
    (net)...........................    (115,688,590)   (102,680,260)    (40,499,717)    (33,046,525)   (116,302,957)  (124,676,870)
  Annuity benefit payments, (net)...               0               0               0               0               0              0
                                      --------------  --------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [NOTE 7]..........................     (19,015,822)      7,829,708      20,830,938      (2,041,777)     20,717,798    (11,582,420)
                                      --------------  --------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]..........................      (1,632,886)     (3,066,591)        (69,831)       (921,930)       (770,614)    (7,087,547)
                                      --------------  --------------  --------------  --------------  --------------  -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     105,641,052     110,116,632      52,201,051      17,969,988      62,132,323      9,322,079

NET ASSETS:
  Beginning of year.................     630,289,355     520,172,723     102,616,497      84,646,509     215,123,382    205,801,303
                                      --------------  --------------  --------------  --------------  --------------  -------------
  End of year.......................  $  735,930,407  $  630,289,355  $  154,817,548  $  102,616,497  $  277,255,705  $ 215,123,382
                                      ==============  ==============  ==============  ==============  ==============  =============

                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                GOVERNMENT                      PRUDENTIAL
                                                  INCOME                        JENNISON*
                                      ------------------------------  ------------------------------
                                           1996            1995            1996            1995
                                      --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $   14,352,559  $   14,706,023  $     (557,901) $      (88,527)
  Capital gains distributions
    received........................               0               0               0               0
  Realized gain (loss) on shares
    redeemed [average cost basis]...         254,071      (1,549,875)         65,488          67,696
  Net unrealized gain (loss) on
    investments.....................     (11,980,070)     33,262,626       8,010,502         945,643
                                      --------------  --------------  --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........       2,626,560      46,418,774       7,518,089         924,812
                                      --------------  --------------  --------------  --------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................      36,214,325      33,801,087      85,028,392      62,276,197
  Withdrawals and transfers out,
    (net)...........................     (57,875,563)    (71,305,548)    (32,514,193)    (34,172,583)
  Annuity benefit payments, (net)...               0               0               0               0
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [NOTE 7]..........................     (21,661,238)    (37,504,461)     52,514,199      28,103,614
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]..........................       3,578,576     (14,155,348)     (2,467,088)      3,318,869
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     (15,456,102)     (5,241,035)     57,565,200      32,347,295

NET ASSETS:
  Beginning of year.................     288,392,436     293,633,471      32,347,295               0
                                      --------------  --------------  --------------  --------------
  End of year.......................  $  272,936,334  $  288,392,436  $   89,912,495  $   32,347,295
                                      ==============  ==============  ==============  ==============
                                                                      *Commenced Business on 5/1/95


                                          SUBACCOUNTS (CONTINUED)
                                      ------------------------------
                                                  SMALL
                                              CAPITALIZATION
                                                  STOCK*
                                      ------------------------------

                                           1996            1995
                                      --------------  --------------
OPERATIONS:
  Net investment income (loss)......  $     (110,250) $      (21,294)
  Capital gains distributions
    received........................         991,049         176,658
  Realized gain (loss) on shares
    redeemed [average cost basis]...         207,931          22,088
  Net unrealized gain (loss) on
    investments.....................       5,018,004         746,554
                                      --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........       6,106,734         924,006
                                      --------------  --------------

ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS
  Purchase payments and transfers
    in, (net).......................      57,664,261      36,591,006
  Withdrawals and transfers out,
    (net)...........................     (27,849,484)    (17,675,799)
  Annuity benefit payments, (net)...               0               0
                                      --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION
  AND ANNUITY UNIT TRANSACTIONS
  [NOTE 7]..........................      29,814,777      18,915,207
                                      --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]..........................        (530,162)      1,051,856
                                      --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................      35,391,349      20,891,069

NET ASSETS:
  Beginning of year.................      20,891,069               0
                                      --------------  --------------
  End of year.......................  $   56,282,418  $   20,891,069
                                      ==============  ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A13.


                                     A5 - A6

                        NOTES TO FINANCIAL STATEMENTS OF
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                      For the Year Ended December 31, 1996

NOTE 1:   GENERAL

          The Prudential Individual Variable Contract Account (the "Account") of The Prudential Insurance Company of America ("Prudential") was established on October 12, 1982 by a resolution of Prudential's Board of Directors in conformity with insurance laws of the State of New Jersey. The assets of the Account are segregated from Prudential's other assets. The two products that invest in the Account are The Prudential Variable Investment Plan ("VIP") and The Prudential Discovery Plus ("PDISCO+").

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are thirteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments-The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

          Security Transactions-Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

          Equity of The Prudential Insurance Company of America-Prudential maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Prudential monitors the balance daily and transfers funds based upon anticipated activity. At times, Prudential may owe an amount to the Account, which is reflected in Prudential's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

          Equity of Annuitants-Equity of annuitants is the reserve for currently payable Contracts and is computed using the following: the 1983 A Mortality Table, the investment results of annuitants' subaccounts, an assumed investment result of 3.5% and various valuation interest rates ranging from 6.5% to 11%, depending on the Contract's year of issue.


                                       A7

NOTE 3:   INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

          The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1996 were as follows:

                                                               PORTFOLIOS
                           ----------------------------------------------------------------------------------
                               MONEY        DIVERSIFIED                         FLEXIBLE       CONSERVATIVE
                               MARKET           BOND            EQUITY          MANAGED          BALANCED
                           --------------  --------------  ----------------  --------------  ----------------
Number of shares:              31,271,864      22,072,365        47,979,387      48,461,246        96,031,806
Net asset value per
share:                     $     10.00000  $     11.06543  $       26.96489  $     17.78763  $       15.51706
Cost:                      $  312,718,643  $  241,260,495  $  1,034,131,141  $  787,682,930  $  1,402,977,835

                                                PORTFOLIOS (CONTINUED)
                           ----------------------------------------------------------------
                                HIGH
                               YIELD           STOCK            EQUITY          NATURAL
                                BOND           INDEX            INCOME         RESOURCES
                           --------------  --------------  ----------------  --------------
Number of shares:              26,435,654      18,559,175        39,758,918       7,832,752
Net asset value per
share:                     $      7.86749  $     23.74471  $       18.50982  $     19.76541
Cost:                      $  210,830,476  $  292,039,106  $    603,038,609  $  127,857,845

                                                PORTFOLIOS (CONTINUED)
                           ----------------------------------------------------------------
                                                                                 SMALL
                                             GOVERNMENT       PRUDENTIAL     CAPITALIZATION
                               GLOBAL          INCOME          JENNISON          STOCK
                           --------------  --------------  ----------------  --------------
Number of shares:              15,528,407      24,323,513         6,277,407       4,080,840
Net asset value per
share:                     $     17.85474  $     11.22109  $       14.32319  $     13.79187
Cost:                      $  222,681,557  $  274,185,885  $     80,956,350  $   50,517,860

NOTE 4:   CONTRACT OWNER UNIT INFORMATION

          Outstanding Contract owner units, unit values and total value of Contract owner equity for the year ended December 31, 1996 were as follows:

                                                                  PORTFOLIOS
                           ----------------------------------------------------------------------------------------
                                MONEY           DIVERSIFIED                          FLEXIBLE        CONSERVATIVE
                                MARKET             BOND             EQUITY           MANAGED           BALANCED
                           ----------------  ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (VIP): ....    20,966,169.636    17,983,051.115    50,992,740.019    80,196,500.821   132,264,454.371
Unit value (VIP): .......  $        2.00831  $        2.98995  $        5.67957  $        3.89468  $        3.42427
                           ----------------  ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
  (VIP): ................  $     42,106,568  $     53,768,424  $    289,616,836  $    312,339,708  $    452,909,203
                           ----------------  ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (PDISCO +):   133,461,350.193    63,529,813.629   176,617,231.141   140,908,132.139   300,853,936.030
Unit value (PDISCO+): ...  $        2.00831  $        2.98995  $        5.67957  $        3.89468  $        3.42427
                           ----------------  ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
 (PDISCO+): .............  $    268,031,764  $    189,950,966  $  1,003,109,927  $    548,792,084  $  1,030,205,108
                           ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNER
EQUITY: .................  $    310,138,332  $    243,719,390  $  1,292,726,763  $    861,131,792  $  1,483,114,311
                           ================  ================  ================  ================  ================


                                       A8

                                                    PORTFOLIOS (CONTINUED)
                           ----------------------------------------------------------------------
                                 HIGH
                                 YIELD            STOCK            EQUITY             NATURAL
                                 BOND             INDEX            INCOME            RESOURCES
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (VIP): ....    16,519,860.905    32,289,211.808    29,360,348.020    10,476,240.137
Unit value (VIP): .......  $        2.05267  $        2.90729  $        3.04353  $        2.83947
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
  (VIP): ................  $     33,909,823  $     93,874,103  $     89,359,100  $     29,746,970
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (PDISCO +):    84,625,384.713   118,928,559.625   212,322,247.023    43,858,983.911
Unit value (PDISCO+): ...  $        2.05267  $        2.90729  $        3.04353  $        2.83947
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
 (PDISCO+): .............  $    173,707,988  $    345,759,812  $    646,209,128  $    124,536,269
                           ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNER
EQUITY: .................  $    207,617,811  $    439,633,915  $    735,568,228  $    154,283,239
                           ================  ================  ================  ================


                                                    PORTFOLIOS (CONTINUED)
                           ----------------------------------------------------------------------
                                                                                      SMALL
                                                GOVERNMENT        PRUDENTIAL      CAPITALIZATION
                                GLOBAL            INCOME           JENNISON           STOCK
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (VIP): ....    21,007,800.889    32,103,623.858     8,907,930.165     5,169,867.996
Unit value (VIP): .......  $        1.81356  $        1.73574  $        1.40755  $        1.40807
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
  (VIP): ................  $     38,098,907  $     55,723,544  $     12,538,357  $      7,279,536
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Units
  Outstanding (PDISCO +):   131,910,848.276   122,312,126.374    54,259,732.494    34,325,331.142
Unit value (PDISCO+): ...  $        1.81356  $        1.73574  $        1.40755  $        1.40807
                           ----------------  ----------------  ----------------  ----------------
Contract Owner Equity
 (PDISCO+): .............  $    239,228,238  $    212,302,050  $     76,373,287  $     48,332,469
                           ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNER
EQUITY: .................  $    277,327,145  $    268,025,594  $     88,911.644  $     55,612,005
                           ================  ================  ================  ================

NOTE 5:   CHARGES AND EXPENSES

          A.   Mortality Risk, Expense Risk and Administrative Charges

               The mortality risk and expense risk charges at effective annual rates of 0.8% and 0.4%, respectively (for a total of 1.2% per year), are applied against the net assets representing equity of VIP Contract owners and annuitants held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1996, the amount of these charges paid to Prudential was $16,677,108.

               The mortality risk, expense risk and administrative charges at effective annual rates of 0.7%, 0.3% and 0.2%, respectively (for a total of 1.2% per year), are applied daily against the net assets representing equity of PDISCO+ Contract owners held in each subaccount. Administrative charges include costs associated with issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. For 1996, the amount of these charges paid to Prudential was $53,986,259.

          B.   Deferred Sales Charge

               Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. The amount of any sales charge will depend on the amount withdrawn and the number of Contract years that have elapsed since the Contract owner or annuitant made the purchase payments deemed to be withdrawn. No sales charge is made against the withdrawal of investment income. A reduced sales charge is imposed in connection with the withdrawal of a purchase payment to effect an annuity if three or more Contract years have elapsed since the Contract date, unless the annuity effected is an annuity


                                       A9
               certain. No sales charge is imposed upon death benefit payments or upon transfers made between subaccounts. For 1996, the amount of charges paid to Prudential for VIP was $1,658,327. For 1996, the amount of charges paid to Prudential for PDISCO + was $6,557,620.

          C.   Annual Maintenance Charge

               An annual maintenance charge of $30 will be deducted if and only if the Contract fund is less than $10,000 on a Contract anniversary or at the time a full withdrawal is effected, including a withdrawal to effect an annuity. The charge is made by reducing accumulation units credited to a Contract owner's account. For 1996, the amount of charges paid to Prudential for VIP was $1,011,198. For 1996, the amount of charges paid to Prudential for PDISCO + was $30,606.

NOTE 6:   TAXES

          Prudential is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Prudential. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM ACCUMULATION AND ANNUITY UNIT TRANSACTIONS

          Contract owner activity in the subaccounts of the Account, for the year ended December 31, 1996, was as follows:

                                                  SUBACCOUNTS
                        ---------------------------------------------------------------------------------
                            MONEY        DIVERSIFIED                         FLEXIBLE       CONSERVATIVE
                            MARKET           BOND           EQUITY           MANAGED          BALANCED
                        --------------  --------------  ---------------  ---------------  ---------------
Contract Owner
Contributions, net:     $   76,251,881  $   29,933,514  $   140,025,936  $    91,331,345  $   152,225,077
Contract Owner
Redemptions:            $  (53,086,663) $  (22,065,398) $   (86,222,274) $   (65,868,357) $  (120,186,011)
Net Transfers from(to)
other subaccounts or
fixed rate option:      $  (21,447,306) $   (2,330,919) $     5,327,567  $    (7,424,061) $   (23,757,143)
Annuity Benefit
Payments:               $      (11,297) $      (70,588) $       (12,848) $       (12,939) $       (13,426)


                                               SUBACCOUNTS (CONTINUED)
                        ----------------------------------------------------------------
                             HIGH
                            YIELD           STOCK           EQUITY           NATURAL
                             BOND           INDEX           INCOME          RESOURCES
                        --------------  --------------  ---------------  ---------------
Contract Owner
Contributions, net:     $   20,365,183  $   64,303,039  $    49,592,189  $    14,918,231
Contract Owner
Redemptions:            $  (18,722,424) $  (29,576,389) $   (55,747,050) $   (11,179,695)
Net Transfers from(to)
other subaccounts or
fixed rate option:      $   (4,040,062) $   29,837,122  $   (12,860,960) $    17,092,402
Annuity Benefit
Payments:               $            0  $            0  $             0  $             0


                                            SUBACCOUNTS (CONTINUED)
                        ----------------------------------------------------------------
                                                                              SMALL
                                          GOVERNMENT      PRUDENTIAL     CAPITALIZATION
                            GLOBAL          INCOME         JENNISON           STOCK
                        --------------  --------------  ---------------  ---------------
Contract Owner
Contributions, net:     $   23,798,835  $   21,868,943  $    34,183,682  $    18,256,303
Contract Owner
Redemptions:            $  (18,080,348) $  (27,166,472) $    (3,977,744) $    (2,327,837)
Net Transfers from(to)
other subaccounts or
fixed rate option:      $   14,999,311  $  (16,363,709) $    22,308,261  $    13,886,311
Annuity Benefit
Payments:               $            0  $            0  $             0  $             0

NOTE 8:   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

          The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Prudential to (from) the Account.


                                      A10

NOTE 9:   UNIT ACTIVITY

          Transactions in units (including transfers among subaccounts) for the year ended December 31, 1996 were as follows:

                                                             SUBACCOUNTS
                   -----------------------------------------------------------------------------------------------
                       MONEY             DIVERSIFIED                              FLEXIBLE         CONSERVATIVE
                       MARKET                BOND              EQUITY              MANAGED           BALANCED
                   ---------------      --------------      --------------      --------------      --------------
Contract Owner
Contributions:     204,176,098.887      18,808,605.407      52,452,881.251      34,099,351.741      60,831,409.999
Contract Owner
Redemptions:      (203,372,346.067)    (16,855,605.935)    (40,780,551.495)    (28,891,707.325)    (57,910,760.377)

                                            SUBACCOUNTS (CONTINUED)
                   ---------------------------------------------------------------------------
                        HIGH
                        YIELD               STOCK              EQUITY             NATURAL
                        BOND                INDEX              INCOME            RESOURCES
                   ---------------      --------------      --------------      --------------
Contract Owner
Contributions:      56,857,168.302      56,115,653.050      35,809,207.178      23,441,600.252
Contract Owner
Redemptions:       (58,078,219.169)    (31,307,337.011)    (42,629,464.634)    (15,563,220.683)


                                            SUBACCOUNTS (CONTINUED)
                   ---------------------------------------------------------------------------
                                                                                    SMALL
                                         GOVERNMENT          PRUDENTIAL         CAPITALIZATION
                       GLOBAL              INCOME             JENNISON              STOCK
                   ---------------      --------------      --------------      --------------
Contract Owner
Contributions:      82,615,204.129      21,444,007.615      64,681,355.330      44,313,958.907
Contract Owner
Redemptions:       (69,813,177.075)    (34,280,566.051)    (24,764,578.595)    (21,613,269.945)

NOTE 10:  PURCHASES AND SALES OF INVESTMENTS

          The aggregate costs of purchases and proceeds from sales of investments in the Series Fund, Inc. were as follows:

                                                           PORTFOLIOS
                  ----------------------------------------------------------------------------------------------
                        MONEY            DIVERSIFIED                            FLEXIBLE         CONSERVATIVE
                        MARKET              BOND              EQUITY             MANAGED           BALANCED
                  ------------------  -----------------  -----------------  -----------------  -----------------
For the year ended
December 31, 1996
Purchases.......... $ 75,729,000         $ 10,909,000      $ 66,232,000        $ 22,584,000        $ 24,796,000
Sales.............. $(80,590,000)        $ (8,098,000)     $(24,062,000)       $(14,526,000)       $(27,549,000)

                                            PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------
                             HIGH
                            YIELD           STOCK           EQUITY           NATURAL
                             BOND           INDEX           INCOME          RESOURCES
                        --------------  --------------  ---------------  ---------------
For the year ended
December 31, 1996
Purchases..........       $  8,282,000   $ 71,403,000    $  4,967,000       $ 22,101,000
Sales..............       $(14,259,000)  $(12,067,000)   $(33,656,000)      $ (2,893,000)


                                            PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------
                                                                              SMALL
                                          GOVERNMENT      PRUDENTIAL     CAPITALIZATION
                            GLOBAL          INCOME         JENNISON           STOCK
                        --------------  --------------  ---------------  ---------------
For the year ended
December 31, 1996
Purchases..........       $ 32,547,000   $  1,270,000    $ 52,645,000       $ 32,323,000
Sales..............       $(15,577,000)  $(22,656,000)   $ (3,316,000)      $ (3,473,000)


                                       A11

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              DECEMBER 31,
                                                                                                     1996                     1995
                                                                                                   --------                 --------
                                                                                                             (In Millions)
ASSETS
Bonds ............................................................................                 $ 75,006                 $ 77,494
Preferred stock ..................................................................                      239                      396
Common stock .....................................................................                    7,076                    6,133
Mortgage loans on real estate ....................................................                   17,039                   20,280
Real estate ......................................................................                    2,094                    2,488
Policy loans and premium notes ...................................................                    6,023                    6,208
Cash and short-term investments ..................................................                    5,982                    4,803
Other invested assets ............................................................                    2,591                    3,304
                                                                                                   --------                 --------

TOTAL CASH AND INVESTED ASSETS ...................................................                  116,050                  121,106

Premiums due and deferred ........................................................                    1,925                    1,917
Accrued investment income ........................................................                    1,640                    1,688
Other assets .....................................................................                    1,208                    1,120
Assets held in separate accounts .................................................                   57,797                   53,903
                                                                                                   --------                 --------

TOTAL ASSETS .....................................................................                 $178,620                 $179,734
                                                                                                   ========                 ========

LIABILITIES AND SURPLUS

LIABILITIES

Policy liabilities and insurance reserves:
    Future policy benefits and claims ............................................                 $ 87,582                 $ 93,346
    Unearned premiums ............................................................                      619                      624
    Policy dividends .............................................................                    1,878                    1,893
    Policyholder account balances ................................................                    7,968                    7,966
Notes payable and other borrowings ...............................................                      763                      807
Asset valuation reserve ..........................................................                    2,682                    2,705
Federal income tax payable .......................................................                      729                    1,278
Other liabilities ................................................................                    9,588                    9,191
Liabilities related to separate accounts .........................................                   57,436                   53,256
                                                                                                   --------                 --------

TOTAL LIABILITIES ................................................................                  169,245                  171,066
                                                                                                   --------                 --------

CONTINGENCIES (NOTE 11)

SURPLUS

Capital notes ....................................................................                      985                      984
Special surplus fund .............................................................                    1,268                    1,274
Unassigned surplus ...............................................................                    7,122                    6,410
                                                                                                   --------                 --------

TOTAL SURPLUS ....................................................................                    9,375                    8,668
                                                                                                   --------                 --------

TOTAL LIABILITIES AND SURPLUS ....................................................                 $178,620                 $179,734
                                                                                                   ========                 ========

                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS AND CHANGES IN SURPLUS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                     1996                1995                1994
                                                                                                     (In Millions)

REVENUE

Premiums and annuity considerations ....................................           $ 20,674            $ 21,088            $ 23,612
Net investment income ..................................................              8,677               8,637               7,387
Other income ...........................................................                571                 363                 367
                                                                                   --------            --------            --------

TOTAL REVENUE ..........................................................             29,922              30,088              31,366
                                                                                   --------            --------            --------

BENEFITS AND EXPENSES

Death benefits .........................................................              2,943               2,858               2,798
Annuity benefits .......................................................              3,582               3,495               3,354
Disability benefits ....................................................              5,630               5,765               5,201
Other benefits .........................................................                806                 853                 845
Surrender benefits and fund withdrawals ................................             11,844              12,538              11,714
Net (decrease) increase in reserves ....................................             (1,572)             (2,178)              1,251
Commissions ............................................................                477                 535                 610
Other expenses .........................................................              2,690               2,650               3,727
                                                                                   --------            --------            --------

TOTAL BENEFITS AND EXPENSES ............................................             26,400              26,516              29,500
                                                                                   --------            --------            --------


Operating income before dividends and income taxes .....................              3,522               3,572               1,866
Dividends to policyholders .............................................              2,526               2,464               2,290
                                                                                   --------            --------            --------

Operating income (loss) before income taxes ............................                996               1,108                (424)
Income tax provision ...................................................                 51                 590                 453
                                                                                   --------            --------            --------

INCOME (LOSS) FROM OPERATIONS ..........................................                945                 518                (877)

NET REALIZED CAPITAL GAINS (LOSSES) ....................................                457                (183)                (24)
                                                                                   --------            --------            --------

NET INCOME  (LOSS) .....................................................           $  1,402            $    335            $   (901)
                                                                                   ========            ========            ========


SURPLUS

SURPLUS, BEGINNING OF YEAR .............................................              8,668               7,449               8,004

Net income (loss) ......................................................              1,402                 335                (901)
Change in net unrealized capital gains (losses) ........................                191                 661                 (51)
Change in non-admitted assets ..........................................               (206)                717                  82
Change in asset valuation reserve ......................................                 11                (694)                653
Other changes, net .....................................................               (691)                200                (338)
                                                                                   --------            --------            --------

SURPLUS, END OF YEAR ...................................................           $  9,375            $  8,668            $  7,449
                                                                                   ========            ========            ========


                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           YEARS ENDED DECEMBER 31,
                                                                                    1996             1995                1994
                                                                                 ---------        ---------           ---------
                                                                                                (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums and annuity considerations ......................................       $  20,669        $  21,030           $  23,635
Net investment income ....................................................           8,629            8,511               7,261
Other income received ....................................................             599              479                 502
Separate account transfers ...............................................           1,183            1,002                (494)
Benefits and claims paid .................................................         (24,952)         (25,524)            (24,403)
Policyholders' dividends paid ............................................          (2,453)          (2,393)             (2,594)
Federal income taxes (paid) received .....................................            (230)            (847)                179
Other operating expenses .................................................          (4,224)          (3,738)             (3,636)
                                                                                 ---------        ---------           ---------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES ......................            (779)          (1,480)                450
                                                                                 ---------        ---------           ---------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured, or repaid
     Bonds ...............................................................         119,195           93,178              80,668
     Stocks ..............................................................           4,328            2,985               4,263
     Mortgage loans on real estate .......................................           3,140            4,997               4,205
     Real estate .........................................................             537              573                 935
     Net gains (losses) on cash and short-term investments ...............              13               (9)                 (5)
     Miscellaneous proceeds ..............................................           2,128            3,707               2,671
Payments for investments acquired
     Bonds ...............................................................        (118,009)        (101,018)            (81,677)
     Stocks ..............................................................          (6,029)          (2,199)             (2,312)
     Mortgage loans on real estate .......................................          (1,841)          (2,810)             (3,282)
     Real estate .........................................................            (120)            (425)               (194)
     Miscellaneous applications ..........................................            (718)          (1,213)             (1,275)
Net (tax) benefit on capital gains and losses ............................            (622)             107                (275)
                                                                                 ---------        ---------           ---------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......................           2,002           (2,127)              3,722
                                                                                 ---------        ---------           ---------

CASH FLOWS FROM FINANCING ACTIVITIES

Net (repayments of) proceeds from borrowed money .........................             (44)             123                   1
Net proceeds from the issuance of capital notes ..........................               0              686                   0
                                                                                 ---------        ---------           ---------

NET CASH (USED IN) PROVIDED BY  FINANCING ACTIVITIES .....................             (44)             809                   1
                                                                                 ---------        ---------           ---------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS ...............           1,179           (2,798)              4,173
Cash and short-term investments, beginning of year .......................           4,803            7,601               3,428
                                                                                 ---------        ---------           ---------

CASH AND SHORT-TERM INVESTMENTS, END OF YEAR .............................       $   5,982        $   4,803           $   7,601
                                                                                 =========        =========           =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments of $253 million, $144 million and $85 million were made during 1996, 1995 and 1994, respectively.

                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.   ACCOUNTING POLICIES AND PRINCIPLES

     A. Business and basis of presentation - The statutory financial statements include the accounts of The Prudential Insurance Company of America ("the Company"), a mutual life insurance company. The activities of the Company include a broad range of financial services, including life and health insurance, asset management, and investment advisory services.

          These financial statements were prepared on an unconsolidated statutory basis of accounting, which differs from the 1995 and 1994 financial statements prepared for general distribution on a consolidated statutory basis of accounting, both of which differ from generally accepted accounting principles ("GAAP"). The financial statements for 1995 and 1994 have been restated on an unconsolidated statutory basis of accounting adopted in 1996 for purposes of general distribution. Certain reclassifications have been made to the 1995 and 1994 financial statement amounts to conform to the 1996 presentation.

          The Company, domiciled in the State of New Jersey, prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance ("the Department"). Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The financial statements are substantially the same as those included in the Statutory Annual Statement except for certain reclassifications and adjustments. These financial statements differ from those filed with the Department in that changes to estimated income and premium taxes applicable to prior periods, which are recorded as direct charges or credits to surplus in the Annual Statement, have been included in the "Income tax provision" and "Other expenses" in the Statements of Operations and Changes in Surplus. This item has the net effect of increasing (decreasing) net income by $396 million, ($143) million and $6 million in 1996, 1995 and 1994, respectively.

          Pursuant to the Financial Accounting Standards Board Interpretation No. 40 "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended, which is effective for 1996 financial statements, statutory accounting practices ("SAP") are no longer considered GAAP for mutual life insurance companies. SAP differs from GAAP primarily as follows:

     (a) the Commissioner's Reserve Valuation Method ("CRVM") is used for the majority of individual insurance reserves under SAP, whereas for individual insurance, policyholder liabilities are generally established using the net level premium method under GAAP. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP, but are based upon actual company experience under GAAP;

     (b) for investment-type contracts that do not contain mortality or morbidity risk and universal life-type contracts, cash receipts are recorded as premiums and reserves are established using prescribed reserving methods under SAP. Under GAAP, premium from investment-type and universal life-type contracts are generally recognized as deposits. Revenues from these contracts represent amounts assessed against policyholders and are reported in the period of assessment;

     (c) policy acquisition costs are expensed when incurred under SAP rather than being deferred and charged against earnings over the periods covered by the related policies;

     (d) deferred income taxes are not recorded for the tax effect of temporary differences between book and tax basis of assets and liabilities under SAP;

     (e) certain "non-admitted assets" must be excluded under SAP through a charge against surplus, e.g. fixed assets, prepaid pensions and impaired investments;

     (f) investments in the common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method under SAP rather than consolidated;

     (g) bonds are carried at amortized cost under SAP rather than categorized as "held to maturity", "available for sale", or "trading". Under GAAP, bonds classified as "available for sale" and "trading" are carried at market value;

     (h) certain reclassifications would be required with respect to the balance sheet and statement of cash flows under SAP;

     (i) the Asset Valuation Reserve ("AVR") and Interest Maintenance Reserve ("IMR") are required for life insurance companies under SAP.

          The following is a summary of accounting practices permitted by the state of New Jersey and reflected in these financial statements:

          o Prescribed statutory accounting practices require Department approval of each and every interest payment at the time of payment in order to classify the Company's Capital Notes as a component of surplus. Otherwise, such notes are required to be classified as a liability. Interest payments on $300 million in Capital Notes issued in 1993 are pre-approved by the Department, and permitted to be classified in surplus.

          o The Company sells synthetic guaranteed interest contracts ("GICs") containing minimum investment related guarantees on qualified pension plan assets. The assets are owned by the trustees of such plans, who invest the assets

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

               under the terms of investment guidelines agreed to with the Company. The investment related guarantees may include a minimum rate of return on the underlying assets and/or a guarantee of liquidity to meet plan cash flow requirements. The Company, with the approval of the Department, reports both the plan liabilities associated with the synthetic GICs and the trust assets supporting this potential liability. In addition, the Company files detailed schedules of trust assets and related statements with the Department. Currently, prescribed statutory accounting practices do not address accounting for synthetic GICs.

          o The Company establishes guaranty fund liabilities for the insolvencies of certain life insurance companies. The liabilities are established net of estimated premium tax credits and federal income tax. Prescribed statutory accounting practices do not address the establishment of liabilities for guaranty fund assessments.

     B. Divestiture - On July 31, 1996, Prudential sold a substantial portion of its Canadian Branch business to the London Life Insurance Company ("London Life"). The transaction was structured as an assumption reinsurance transaction, whereby London Life assumed total liabilities of the Canadian Branch equal to $3,146 million as well as a related amount of total assets equal to $3,040 million. A net gain of $138 million was recorded for this transaction.

     C. Use of estimates - The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

     D. Investments - Bonds, which consist of long-term bonds, are stated primarily at amortized cost.

          Preferred stock is generally valued at amortized cost.

          Common Stock is carried at fair value. Investments in subsidiaries, which are included in "Common stock", are accounted for using the equity method. The subsidiaries' change in net assets, excluding capital contributions and distributions, is included in "Net investment income." The subsidiaries are engaged principally in the businesses of life and health insurance, property and casualty insurance, group health care, securities brokerage, asset management, investment advisory services, retail banking and real estate and brokerage.

          Mortgage loans on real estate are stated primarily at unpaid principal balances.

          Real estate, except for real estate acquired in satisfaction of debt, is carried at cost less accumulated straight-line depreciation, encumbrances and permanent impairments in value. Properties acquired in satisfaction of debt are valued at lower of depreciated cost or fair value less disposition costs.

          Policy loans and premium notes are stated at unpaid principal balances.

          Cash includes cash on hand, amounts due from banks and money market instruments. Short term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are stated at amortized cost, which approximates fair value.

          Other invested assets primarily include the Company's investment in joint ventures and other forms of partnerships. These investments are accounted for using the equity method where the Company has the ability to exercise significant influence over the operating and financial policies of the entity. The cost method is used for all other assets.

          Derivatives used in asset/liability risk management activities, which support life and health insurance and annuity contracts, are recorded at either fair value or statement value, depending upon the underlying instrument, with unrealized gains and losses recorded in "Change in net unrealized capital gains (losses)." Upon termination of derivatives, the interest-related gains and losses are amortized through the IMR.

     E. Separate accounts - These assets and liabilities, reported at estimated fair value, represent segregated funds invested for pension and other clients. Investment risks associated with fair value changes are generally borne by the clients, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

     F. Revenue recognition of insurance income and related expenses - Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new insurance business, including such acquisition costs as sales commissions, are charged to operations as incurred.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     G. Policyholder dividends - Substantially all of the policies issued by the Company are participating. The amount of dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. Dividends declared by the Board of Directors which have not been paid are included in "Policy dividends".

2. POLICY LIABILITIES AND INSURANCE RESERVES

     A. For life insurance and annuities, future policy benefits and claims include estimates of benefits and associated settlement expenses on reported claims and those which are incurred but not reported.

          Activity in the liability for unpaid claims and claim adjustment expenses for accident and health business, which is included in "Future policy benefits and claims", is as follows:

                                          1996             1995            1994
                                       -------          -------         -------
                                                     (In Millions)

Balance at January 1                   $ 2,636          $ 2,440         $ 2,416
  Less reinsurance recoverables             15               23              15
                                       -------          -------         -------

Net balance at January 1                 2,621            2,417           2,401
                                       -------          -------         -------

Incurred related to:
  Current year                           5,734            5,759           5,398
  Prior years                              (87)              42             (87)
                                       -------          -------         -------

Total incurred                           5,647            5,801           5,311
                                       -------          -------         -------

Paid related to:
  Current year                           4,135            4,028           3,856
  Prior years                            1,467            1,569           1,439
                                       -------          -------         -------

Total paid                               5,602            5,597           5,295
                                       -------          -------         -------

Net balance at December 31               2,666            2,621           2,417
  Plus reinsurance recoverables             10               15              23
                                       -------          -------         -------

Balance at December 31                 $ 2,676          $ 2,636         $ 2,440
                                       =======          =======         =======


          As a result of changes in reserve estimates for insured events of prior years, the provision for claims and claim adjustment expenses changed by ($87) million and $42 million in 1996 and 1995, respectively, due to changes in claim cost trends and changed by ($87) million in 1994 because of faster-than-expected shrinkage in the indemnity health business.

     B. Reserves for individual life insurance are calculated using various methods, interest rates and mortality tables, which produce reserves that meet the aggregate requirements of state laws and regulations. Approximately 39% of individual life insurance reserves are determined using the net level premium method, or by using the greater of the net level premium reserve or the policy cash value. About 52% of individual life insurance reserves are calculated according to CRVM or methods which compare CRVM to policy cash values. The remaining reserves include universal life reserves which are equal to the greater of the policyholder account value less the unamortized expense allowance and the policy cash value, or are for supplementary benefits whose reserves are calculated using methods, interest rates and tables appropriate for the benefit provided.

          For group life insurance, about 56% of the reserves are associated with extended death benefits. These reserves are primarily calculated using modified group tables at various interest rates. The remainder are unearned premium reserves (calculated using the 1960 Commissioner's Standard Group Table), reserves for group life fund accumulations and other miscellaneous reserves.

          Reserves for deferred individual annuity contracts are determined using the Commissioner's Annuity Reserve Valuation Method. These account for 72% of the individual annuity reserves. The remaining reserves are equal to the present value of future payments with the annuity mortality table and interest rates based on the date of issue or maturity as appropriate.

          Reserves for other deposit funds or other liabilities with life contingencies reflect the contract deposit account or experience accumulation for the contract and any purchased annuity reserves.

          Accident and health reserves represent the present value of the future potential payments, adjusted for contingencies and interest. The remaining material reserves for active life reserves and unearned premiums are valued using the preliminary term method, gross premium valuation method, or a pro rata portion of gross premiums. Reserves are also held for amounts not yet due on hospital benefits and other coverages.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          The reserve for guaranteed interest contracts, deposit funds and other liabilities without life contingencies equal either the present value of future payments discounted at the guaranteed rate or the fund value.

          Policyholders, at their discretion, may withdraw funds from their annuity policies. At December 31, 1996 and 1995, approximately 55% of total annuity actuarial reserves and deposit liabilities of $92,536 million and $95,092 million, respectively, were not subject to discretionary withdrawal.

3. INCOME TAXES

   The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") taxes the Company on its operating income after dividends to policyholders. In calculating this tax, the Code requires the capitalization and amortization of policy acquisition expenses.

   The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imposes an additional amount of taxable income to the Company. "Income tax provision" includes an estimate for the total equity tax to be paid with respect to the year. Income from sources outside the United States is taxed under applicable foreign statutes.

   The Internal Revenue Service (the "Service") has completed an examination of the consolidated federal income tax return through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

4. INVESTED ASSETS

     A. Bonds and stocks - The Company invests in both investment grade and non-investment grade public and private bonds. The Securities Valuation Office of the NAIC rates the bonds held by insurers for regulatory purposes and classifies investments into six categories ranging from highest quality bonds to those in or near default. The lowest three NAIC categories represent primarily high-yield securities and are defined by the NAIC as including any security with a public agency rating equivalent to B+ or B1 or less. Securities in these lowest three categories approximated 2.8% and 1.0%, of the Company's bonds at December 31, 1996, 1995, respectively.

          The following tables provide additional information relating to bonds and preferred stock as of December 31:

                                                                                    1996
                                                          -------------------------------------------------------
                                                                           GROSS           GROSS         ESTIMATED
                                                          CARRYING       UNREALIZED      UNREALIZED         FAIR
                                                           AMOUNT          GAINS           LOSSES           VALUE
                                                          -------         -------          ------          -------
Bonds                                                                           (In Millions)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                $ 9,504        $   353         $    74         $ 9,783

Obligations of U.S. states and their
  political subdivisions                                       206              7               6             207

Foreign government bonds                                     2,420            133              11           2,542

Corporate securities                                        57,282          2,625             323          59,584

Mortgage-backed securities                                   5,594            131              15           5,710
                                                           -------        -------         -------         -------

     Total                                                 $75,006        $ 3,249         $   429         $77,826
                                                           =======        =======         =======         =======

Preferred Stock
Redeemable                                                 $   142        $     3         $     6         $   139

Non-redeemable                                                  97             23               0             120
                                                           -------        -------         -------         -------

     Total                                                 $   239        $    26         $     6         $   259
                                                           =======        =======         =======         =======


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                                     1995
                                                                --------------------------------------------------
                                                                              GROSS        GROSS
                                                                CARRYING    UNREALIZED   UNREALIZED        FAIR
                                                                 AMOUNT       GAINS        LOSSES          VALUE
                                                                -------      -------      -------         -------
Bonds                                                                           (In Millions)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $15,715      $ 1,392      $     1          $17,106

Obligations of U.S. states and their
  political subdivisions                                            214           22            1              235

Foreign government bonds                                          3,196          260            1            3,455

Corporate securities                                             54,411        4,609           97           58,923

Mortgage-backed securities                                        3,958          241            8            4,191
                                                                -------      -------      -------          -------

     Total                                                      $77,494      $ 6,524      $   108          $83,910
                                                                =======      =======      =======          =======

Preferred Stock
Redeemable                                                      $   304      $    16      $     4          $   316

Non-redeemable                                                       92            2            0               94
                                                                -------      -------      -------          -------

      Total                                                     $   396      $    18      $     4          $   410
                                                                =======      =======      =======          =======


          The carrying amount and estimated fair value of bonds at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.

                                                          CARRYING    ESTIMATED
                                                           AMOUNT     FAIR VALUE
                                                          --------    ----------
                                                              (In Millions)

Due in one year or less                                    $ 1,999       $ 2,012
Due after one year through five years                       19,125        19,445
Due after five years through ten years                      19,406        20,081
Due after ten years                                         28,882        30,578
                                                           -------       -------
                                                            69,412        72,116
                                                           -------       -------

Mortgage-backed securities                                   5,594         5,710
                                                           -------       -------

       Total                                               $75,006       $77,826
                                                           =======       =======

          Proceeds from the sale and maturity of bonds during 1996, 1995 and 1994 were $119,195 million, $93,178 million and $80,668 million, respectively. Gross gains of $1,516 million, $1,913 million and $618 million and gross losses of $988 million, $782 million and $1,841 million were realized on such sales during 1996, 1995 and 1994, respectively. Realized gains and losses are determined using the specific identification method.

     B. Mortgage loans on real estate - Mortgage loans on real estate at December 31 are as follows:

                                                1996                1995
                                         ------------------  ------------------
                                         CARRYING  PERCENT   CARRYING  PERCENT
                                          AMOUNT   OF TOTAL   AMOUNT   OF TOTAL
                                          ------   --------   ------   --------
                                                     (In Millions)
Commercial and agricultural loans:
    In good standing                      $15,546    91.3%    $17,649    87.0%
    In good standing
      with structured terms                   809     4.7%        966     4.8%
    Past due 90 days or more                  229     1.3%        144     0.7%
    In process of foreclosure                  68     0.4%        157     0.8%

Residential loans                             387     2.3%      1,364     6.7%
                                          -------   -----     -------   -----

    Total                                 $17,039   100.0%    $20,280   100.0%
                                          =======   =====     =======   =====


          At December 31, 1996, the Company's mortgage loans on real estate were collateralized by the following property types: office buildings (34%), retail stores (22%), residential properties (2%), apartment complexes (18%), industrial buildings (11%), agricultural properties (9%) and other commercial properties (4%). The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed, purchase money mortgages or mortgages supported by high credit leases is 80%. The mortgage loans are geographically dispersed throughout the United States and

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          Canada with the largest concentrations in California (26%) and New York (8%). Included in these balances are mortgage loans with affiliated joint ventures of $560 million and $653 million at December 31, 1996 and 1995, respectively.

     C.   Real estate - Real estate at December 31 was as follows:

                                                   1996           1995
                                                  ------         ------
                                                      (In Millions)


Investment real estate                            $1,201         $1,484
Properties occupied by the Company                   525            533
Properties acquired in
     satisfaction of debt                            368            471
                                                  ------         ------

    Total                                         $2,094         $2,488
                                                  ======         ======

          Accumulated depreciation on real estate was $808 million and $853 million at December 31, 1996 and 1995, respectively.

     D. Other invested assets - Other invested assets of $2,591 million and and $3,304 million as of December 31, 1996 and 1995, respectively, principally include the Company's net equity in joint ventures and other forms of partnerships. The Company's share of net income from other invested assets was $283 million, $240 million and $348 million for 1996, 1995 and 1994, respectively.

     E. Investment in subsidiaries - Included in "Common stock" is the Company's investment in subsidiaries of $4,610 million and $4,328 million at December 31, 1996 and 1995, respectively. Included in "Net investment income" for 1996, 1995 and 1994 is $370 million, $143 million and $(936) million, respectively, attributable to undistributed income (loss) of subsidiaries.

          In October 1995, the Company completed the sale of Prudential Reinsurance Holdings, Inc., through an initial public offering of common stock. As a result of the sale, an after-tax gain of $72 million was recorded in 1995.

          In March 1995, the Company announced its intention to sell its mortgage banking unit. On January 26, 1996, the Company entered into a definitive agreement to sell substantially all the assets of Prudential Home Mortgage Company, Inc. ("PHMC") and it also liquidated certain mortgage-backed securities and extended warehouse loans. In 1995, PHMC recorded an after-tax loss of $98 million which includes operating gains and losses, asset write downs, and other costs directly related to the sale. The Company continues to have discussions with prospective buyers for the sale of the remaining assets.

     F. Net unrealized capital gains (losses) - Changes in net unrealized capital gains (losses), which result principally from changes in the differences between cost and carrying amounts of invested assets, were $191 million and $661 million for the years ended December 31, 1996 and 1995, respectively, and are reflected in "Unassigned surplus."

     G. Asset valuation reserve and interest maintenance reserve - These reserves are required for life insurance companies under NAIC requirements. The AVR is calculated based on a statutory formula and is designed to mitigate the effect of valuation and credit-related losses on unassigned surplus. The IMR captures realized capital gains and losses, net of tax, resulting from changes in the general level of interest rates. These gains and losses are amortized into net investment income utilizing grouped amortization schedules over the expected remaining life of the investments sold. At December 31, 1996, AVR is comprised of 68% for bonds, stocks, and short-term investments; 17% for mortgage loans on real estate; and 15% for real estate and other invested assets. The IMR balance at December 31, 1996 and 1995 was $1,365 million and $1,163 million, respectively, and is recorded in "Other liabilities". During 1996, 1995 and 1994, $327 million, $766 million and ($910) million, respectively, of net realized capital gains (losses) were deferred and $126 million, $82 million and $102 million, respectively, was amortized and included in income.

     H. Restricted assets and special deposits - Assets in the amounts of $941 million and $5,072 million at December 31, 1996 and 1995, respectively, were on deposit with governmental authorities or trustees as required by law. Assets valued at $2,994 million and $3,121 million at December 31, 1996 and 1995, respectively, were maintained as compensating balances or pledged as collateral for bank loans and other financing agreements. Letter stock or other securities restricted as to sale amounted to $720 million in 1996 and $354 million in 1995.

     I. Loan backed and structured securities - A retrospective method is employed to recalculate the values of the loan backed and structured securities holdings with the exception of interest only bonds. Each acquisition lot was reviewed to recalculate the effective yield. The recalculated effective yield was used to derive a book value as if the new yield were applied at the time of acquisition. Outstanding principal

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          factors from the time of acquisition to adjustment date were used to calculate the prepayment history for all applicable securities. Conditional prepayment rates, computed with life to date factor histories and weighted average maturities, were used to affect the calculation of projected payments for pass through, interest only and principal only security types. Interest only bond adjustments are developed on a prospective basis with adjustments made for permanent impairments if needed.

     J. Securities lending is a program whereby the Company loans securities to third parties, primarily major brokerage firms. As of December 31, 1996 and 1995, the estimated fair values of loaned securities were $6,362 million and $5,939 million respectively. Company and NAIC policies require a minimum of 102% and 105% of the fair value of the domestic and foreign loaned securities, respectively, to be separately maintained as collateral for the loans. Cash collateral received is invested in short-term investments. The offsetting collateral liability as of December 31, 1996 and 1995 is $4,813 million and $3,625 million, respectively. Non-cash collateral is not reflected in the Statements of Admitted Assets, Liabilities and Surplus.

5. EMPLOYEE BENEFIT PLANS

     A. Pension plans - The Company has several defined benefit pension plans, which cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy for U.S. plans is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

          Employee pension benefit plan status is as follows:

                                                       1996         1995
                                                     -------      -------
                                                         (In Millions)
Actuarial present value of benefit obligation:

  Vested benefit obligation                          $(3,878)     $(3,270)
                                                     =======      =======

  Accumulated benefit obligation                     $(4,174)     $(3,572)
                                                     =======      =======

Projected benefit obligation                         $(4,989)     $(4,330)

Plan assets at fair value                              7,326        6,688
                                                     -------      -------

Plan assets in excess of projected
  benefit obligation                                   2,337        2,358

Unrecognized transition amount                          (769)        (904)

Unrecognized prior service cost                          356          199

Unrecognized net gain                                   (916)        (753)
                                                     -------      -------


Prepaid pension cost                                 $ 1,008      $   900
                                                     =======      =======
          Plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $5,668 million and $4,788 million are included in separate account assets and liabilities at December 31, 1996 and 1995, respectively.

          The components of the net periodic pension benefit for 1996, 1995 and 1994 are as follows:

                                                               1996      1995      1994
                                                               ----      ----      ----
                                                                     (In Millions)
Service cost                                                 $  119     $ 110    $  141
Interest cost                                                   336       371       293
Actual return on assets                                        (720)   (1,249)       62
Net amortization and deferral                                    57       604      (633)
Net curtailment gains and special termination benefits           63         0       156
                                                             ------    ------    ------

Net periodic pension benefit                                 $ (145)   $ (164)   $   19
                                                             ======    ======    ======

          The net increase to surplus relating to the Company's pension plans is $37 million, $30 million and $0 million in 1996, 1995 and 1994, respectively, which considers the changes in the non-admitted prepaid pension asset of $108 million, $134 million and ($19) million, respectively.

          The accounting assumptions used by the Company were:

                                                 AS OF SEPTEMBER 30,
                                              ------------------------
                                               1996     1995     1994
                                              ------   ------   ------

Discount rate                                  7.75%    7.50%    8.50%
Rate of increase in compensation levels        4.50%    4.50%    5.50%
Expected long-term rate of return on assets    9.50%    9.00%    9.00%

          The Company maintains non-qualified supplemental retirement plans providing benefits that may not be paid from the Company's two qualified plans since qualified plans have limits imposed by Section 415 and 401(a)(17) of the Code. One of these plans also provides certain participants with a subsidized early retirement benefit.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     B. Postretirement benefits - The Company provides certain life insurance and health care benefits for its retired employees. Substantially all of the Company's employees may become eligible to receive these benefits if they retire after age 55 with at least 10 years of service.

          Postretirement benefits are accounted for in accordance with prescribed NAIC policy. The Company has elected to amortize its transition obligation over 20 years. During 1996, 1995 and 1994, funding of its postretirement benefit obligations totaled $35 million, $47 million and $31 million, respectively.

          The postretirement benefit plan status is as follows:

                                                                 SEPTEMBER 30,
                                                             ------------------
                                                               1996       1995
                                                               ----       ----
                                                                 (In Millions)

Accumulated postretirement benefit obligation for:
  Retirees                                                   $(1,418)   $(1,465)
  Fully eligible active plan participants                        (35)      (103)
Plan assets at fair value                                      1,341      1,309
                                                             -------    -------
Funded status                                                   (112)      (259)
Unrecognized transition amount                                   355        378
Unrecognized net gain                                           (177)       (19)
                                                             -------    -------
Prepaid postretirement benefit cost                          $    66    $   100
                                                             =======    =======

          Plan assets consist of group and individual variable life insurance policies, group life and health contracts and short-term investments, of which $1,003 million and $990 million are included in the separate account assets and liabilities at December 31, 1996 and 1995, respectively.

          Net periodic postretirement benefit cost for 1996, 1995 and 1994 includes the following components:

                                                     1996       1995       1994
                                                    -----      -----      -----
                                                           (In Millions)

Service cost                                        $  24      $  30      $  36
Interest cost                                         115        117        107
Actual return on plan assets                         (104)      (144)       (98)
Amortization of transition obligation                  22         22         23
Other                                                  12         49         52
                                                    -----      -----      -----
Net periodic postretirement benefit cost            $  69      $  74      $ 120
                                                    =====      =====      =====

          The net reduction to surplus relating to the Company's postretirement benefit plans is $35 million, $46 million, and $30 million in 1996, 1995 and 1994, respectively, which considers the changes in the prepaid postretirement benefit cost of $34 million, $28 million and $90 million in 1996 , 1995 and 1994, respectively.

          The assumptions used for the postretirement benefit plan were:


                                                                 AS OF SEPTEMBER 30,
                                                    ---------------------------------------------
                                                        1996             1995            1994
                                                        ----             ----            ----
Discount rate                                          7.75%            7.50%            8.50%
Expected long-term rate of return on plan assets       9.00%            8.00%            9.00%
Rate of increase in compensation levels                4.50%            4.50%            5.50%
Health care cost trend rates                        8.50-12.50%      8.90-13.30%      9.10-13.90%
Ultimate health care cost trend rate at 2006           5.00%            5.00%            6.00%

          A 1% increase in health care cost trend rates would increase the September 30, 1996 accumulated postretirement benefit obligation and service/interest costs by $115 million and $12 million, respectively.

     C. Postemployment benefits - The Company accrues for postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1996 and 1995 was $99 million and $96 million, respectively.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

6.   NOTES PAYABLE AND OTHER BORROWINGS

     Notes payable and other borrowings consisted of the following at December
     31:

Short-term:                                                  1996          1995
                                                             ----          ----
                                                                (In Millions)
Notes payable to affiliate                                   $ 99           $  0
Current portion of long term
     notes payable                                             11            128
                                                             ----           ----
                                                             $110           $128

Long-Term:                                                   1996           1995
                                                             ----           ----

8.173% note due 2002                                         $249           $249
7.501% note due 1999                                          248            248
5.0819% note due 2004                                          56             66
12.00% note due 1999                                            0             16
Secured demand note
        due 1998                                              100            100
                                                             ----           ----
                                                              653            679
                                                             ----           ----
    Total principal repayments and accrued interest          $763           $807
                                                             ====           ====

          Scheduled principal repayments as of December 31, 1996, are as follows: $110 million in 1997, $100 million in 1998, $239 million in 1999, $0 in 2000, $0 in 2001 and $294 million thereafter.


7.   SURPLUS

     A. Capital notes - The Company issues Capital Notes that are subordinate in right of payment to policy claims, prior claims and senior indebtedness. A summary of the outstanding Capital Notes as of December 31, 1996 is as follows:


                     PRINCIPAL       CARRYING      INTEREST         MATURITY
ISSUE DATE             (PAR)          AMOUNT         RATE             DATE
----------           ---------       --------      --------         --------
                          (In Millions)
April 28, 1993      $   300            $ 299        6.875%        April 15, 2003
July 1, 1995            350              340        8.300%        July 1, 2025
July 1, 1995            250              246        7.650%        July 1, 2007
July 15, 1995           100              100        8.100%        July 15, 2015
                    -------            -----
    Total           $ 1,000            $ 985
                    =======            =====

     B. Special surplus fund - In accordance with the requirements of various states, a special surplus fund has been established for contingency reserves of $1,268 million and $1,274 million as of December 31, 1996 and 1995, respectively.

     C. Non-admitted assets - Non-admitted assets were $1,367 million and $1,167 million as of December 31, 1996 and 1995, respectively.

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair values presented below have been determined using available information and reasonable valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values. (For all other financial instruments, the carrying value is a reasonable estimate of fair value.)

          Bonds and preferred stock - Fair values for bonds and preferred stock, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts provided by state regulatory authorities.

          Common stock - Fair value of unaffiliated common stock is based on quoted market prices, where available, or prices provided by state regulatory authorities.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          Mortgage loans on real estate - The fair value of residential mortgages is based on recent market trades or quotes, adjusted where necessary for differences in risk characteristics. The fair value of the commercial mortgage and agricultural loan portfolio is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing and other loans, fair value is based upon the value of the underlying collateral.

          Policy loans and premium notes - The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

          Derivative financial instruments - The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements discounted at the applicable zero coupon U.S. Treasury rate and swap spread. The fair value of forwards, futures and options is estimated based on market quotes for a transaction with similar terms. The fair value of loan commitments is derived by comparing the contractual future stream of fees with such fee streams adjusted to reflect current market rates that would be applicable to instruments of similar type, maturity and credit standing.

          Investment-type insurance contract liabilities - Fair values for the Company's investment-type insurance contract liabilities are estimated using a discounted cash flow model, based on interest rates currently being offered for similar contracts. Carrying amounts are included in "Future policy benefits and claims."

          Notes payable and other borrowings - The estimated fair value of notes payable is derived using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

          The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                              1996                                 1995
                                                              ----                                 ----
                                                     CARRYING      ESTIMATED             CARRYING       ESTIMATED
                                                      AMOUNT       FAIR VALUE             AMOUNT        FAIR VALUE
                                                      ------       ----------             ------        ----------
                                                                             (In Millions)
FINANCIAL ASSETS:

  Bonds                                              $75,006         $77,826             $77,494         $83,910
  Preferred stock                                        239             259                 396             410
  Common stock *                                       2,466           2,466               1,805           1,805
  Mortgage loans on real estate                       17,039          17,364              20,280          20,839
  Policy loans and premium notes                       6,023           5,942               6,208           6,452
  Short-term investments                               5,817           5,817               4,633           4,633
  Cash                                                   165             165                 170             170
  Assets held in separate accounts                    57,797          57,797              53,903          53,903
  Derivative financial instruments                         9              16                  15              64

FINANCIAL LIABILITIES:

  Investment-type insurance
    contracts                                         30,194          30,328              34,799          35,720
  Notes payable and other borrowings                     763             794                 807             829
  Liabilities related to separate accounts            57,436          57,436              53,256          53,256
  Derivative financial instruments                        60              63                  94             108

* Excludes investments in subsidiaries of $4,610 million and $4,328 million at December 31, 1996 and 1995, respectively.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

9.   DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     A. Derivative financial instruments - Derivatives include swaps, forwards, futures, options and fixed-rate loan commitments subject to market risk, all of which are used by the Company in the normal course of business in activities other than trading. The Company does not issue or hold derivatives for trading purposes. This classification is based on management's intent at the time of contract inception and throughout the life of the contract. The Company uses derivatives primarily for asset/liability risk management and to reduce exposure to interest rate, currency and other market risks. Of those derivatives held at December 31,1996, 35% of the notional amounts consisted of interest rate derivatives and 65% consisted of foreign currency derivatives.


          The tables below summarize the Company's outstanding positions on a gross basis before netting pursuant to rights of offset, qualifying master netting agreements with counterparties or collateral arrangements at December 31:

                                                        DERIVATIVE FINANCIAL INSTRUMENTS
                                                1996                                            1995
                                                ----                                            ----
                                                                 (In Millions)
                                               CARRYING     ESTIMATED                        CARRYING      ESTIMATED
                                 NOTIONAL       AMOUNT     FAIR VALUE        NOTIONAL         AMOUNT      FAIR VALUE
                                 --------       ------     ----------        --------         ------      ----------
Swaps:
  Assets                         $  159         $    1         $    6         $  418         $   (1)         $   32
  Liabilities                       479             50             53            371             76              79

Forwards:
  Assets                            453              8              8            235             13              17
  Liabilities                       980              9              9          1,074             13              13

Futures:
  Assets                              0              0              0            683              5               5
  Liabilities                       399              1              1            864              5               7

Options:
  Assets                            175              0              0            195              0               0
  Liabilities                         0              0              0              3              0               0

Loan Commitments:
  Assets                            164              0              2            122             (2)             10
  Liabilities                         9              0              0            532              0               9
                                 ------         ------         ------         ------         ------          ------

Total:
  Assets                         $  951         $    9         $   16         $1,653         $   15          $   64
                                 ======         ======         ======         ======         ======          ======

  Liabilities                    $1,867         $   60         $   63         $2,844         $   94          $  108
                                 ======         ======         ======         ======         ======          ======


     B. Off-balance sheet credit-related instruments - During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees and letters of credit. Commitments include variable rate commitments to purchase and sell mortgage loans and the unfunded portion of commitments to fund investments in private placement securities. The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate, and performing other monitoring procedures.

          The notional amount of these instruments, which represents the Company's maximum exposure to credit loss from other parties' non-performance, was $785 million and $1,254 million at December 31, 1996 and 1995, respectively. Because many of these amounts expire without being advanced in whole or in part, the notional amounts do not represent future cash flows.

          The estimated fair value of these instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $8 million and $56 million at December 31, 1996 and 1995, respectively.

10.  RELATED PARTY TRANSACTIONS

     A. Service agreements - The Company has entered into service agreements with various subsidiaries. Under these agreements, the Company furnishes services of officers and employees and provides supplies, use of equipment, office space, and makes payment to

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          third parties for general expenses, state and local taxes. The agreements obligate the subsidiaries to reimburse the Company for the approximate cost of providing such services. The amounts receivable from subsidiaries, reported in "Other assets" at December 31, 1996 and 1995, were $490 million and $509 million, respectively. The subsidiaries also furnish similar services to the Company in connection with such agreements. The amount payable to subsidiaries, reported in "Other liabilities" at December 31, 1996 was $87 million. There was no outstanding balance at December 31, 1995.

          Certain of the Company's group health care subsidiaries provide health insurance to certain employees of the Company. Enrollment contract costs reported in "Other expenses" were $126 million, $111 million and $104 million for the years ended December 31, 1996, 1995 and 1994, respectively.

          The Company purchases corporate owned life insurance policies from one of its life insurance subsidiaries for certain employees. The premium charged for these policies reported in "Other expenses" was $3 million, $12 million and $12 million for the years ended December 31, 1996, 1995 and 1994, respectively. The cash value associated with these policies was $118 million and $102 million at December 31, 1996 and 1995, respectively.

          Certain of the Company's subsidiaries perform services for the Company in connection with the Company's obligations under investment advisory or subadvisory agreements. The costs incurred in connection with performing such services, primarily reported in "Other expenses," were $145 million, $327 million and $342 million for the years ended December 31, 1996, 1995 and 1994, respectively. The Company also provides these services to subsidiaries in connection with such agreements. The investment advisory fees received from affiliates by the Company, reported in "Other income" were $161 million, $92 million and $110 million for the years ended December 31, 1996, 1995 and 1994, respectively.

          The Company borrows short-term funds from Prudential Funding Corporation ("Funding"), a wholly owned subsidiary. The interest expense for these borrowings was $131 million, $66 million and $21 million for the years ended December 31, 1996, 1995 and 1994, respectively. The outstanding balance at December 31, 1996 was $99 million. There was no outstanding balance at December 31, 1995.

     B. Net worth maintenance agreement - The Company has entered into a support agreement with Funding under which it agrees to maintain Funding's tangible net worth, including subordinated debt, at not less than $1.00. As of December 31, 1996, the tangible net worth of Funding was $44 million. Since the inception of the agreement, no support payments have been required.

11.  CONTINGENCIES

     The Company is reviewing its obligations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. It is the opinion of management that appropriate reserves have been established in accordance with applicable accounting standards to provide for appropriate reimbursements to customers.

     Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

     Twenty-six purported class actions and over 280 individual actions are pending against the Company on behalf of those persons who purchased life insurance policies allegedly because of deceptive sales practices engaged in by the Company and its insurance agents in violation of state and federal laws. The Company anticipates additional suits may be filed by individuals who opted out of the class action settlement described below. The sales practices alleged to have occurred are contrary to Company policy. Some of these cases seek very substantial damages while others seek unspecified compensatory, punitive and treble damages. The Company intends to defend these cases vigorously.

     A Multi-State Life Insurance Task Force (the "Task Force"), comprised of insurance regulators from 29 states and the District of Columbia, was created to conduct a review of sales and marketing practices throughout the life insurance industry. As the largest life insurance company in the United States, the Company was the initial focus of the Task Force examination. On July 9, 1996, the Task Force released its report on the Company's activities. In it, the Task Force found that some sales of life insurance policies made by the Company were improper. The report criticizes the Company's training, oversight, discipline and compliance programs related to insurance sales. Based on these findings, the Task Force recommended, and the Company agreed to, a series of fines allocated to all 50 states and the District of Columbia amounting to a total of $35 million. In addition, the Task Force recommended a remediation program pursuant to which the Company would offer relief to policyowners who purchased 10.7 million whole life insurance policies in the United States from the Company from 1982 through 1995. In subsequent negotiations with several states, the Company agreed to pay additional amounts aggregating approximately $30 million by way of fine, reimbursement of investigation expenses and costs associated with outreach to residents of Florida and California.

     On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in the class actions consolidated in a Multi-District Litigation involving alleged improprieties in connection with the Company's sale of whole life

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     insurance policies from 1982 through 1995. Pursuant to the proposed settlement, the Company has agreed to provide certain enhancements and changes to the remediation program previously accepted by the Multi-State Task Force, including some additional remedies. In addition, the Company agreed that a minimum cost of $410 million (which was recorded in the Statement of Operations and Changes in Surplus) would be incurred in providing remedies to policyowners under the program, and agreed to certain other payments and guarantees. Under the terms of the guarantees, the Company has agreed that the average cost per remedy will not be less than $2,364 for up to 330,000 claims remedied. For claims remedied in excess of 330,000, the Company has not guaranteed an average cost per remedy. The Company has also agreed to provide additional compensation to be distributed by formula that will range in an aggregate amount from $50 million to $300 million depending on the total number of claims remedied. The Company cannot predict how many claims ultimately will be remedied. The Company has also recorded in the Statement of Operations and Changes in Surplus, its estimate of the minimum administrative costs related to the remediation program. As of March 5, 1997, all 50 states and the District of Columbia have directed the Company to offer a remediation plan based on the program accepted by the Task Force and containing many of the enhancements of the class action settlement.

     Also on October 28, 1996, the U.S. District Court of the District of New Jersey, in which the Multi-District Litigation is pending, conditionally certified a class for settlement purposes and scheduled a hearing on the fairness, reasonableness and adequacy of the proposed settlement. This hearing was held on February 24, 1997. On March 7, 1997, the Court rendered its decision approving the settlement. The owners of approximately 23,000 policies have taken steps to exclude themselves from the class action and are not bound by the settlement.

     To date, the Company has mailed packages to 8.5 million policyowners eligible for the remediation program, informing policyowners in all 50 states and the District of Columbia of their rights under the program. The deadline for electing to participate in the Alternative Dispute Resolution Process ("ADR") or Basic Claim Relief is June 1, 1997. Policyowners who believe that they were misled can file a claim through the ADR. Policyowners who do not believe they were misled, or who do not wish to file a claim under the ADR, may choose from several options available under Basic Claim Relief, such as preferred rate premium loans, or the purchase of enhanced annuities, mutual fund shares or life insurance policies.

     It is not possible on any reliable basis to estimate how many policyowners will participate in the settlement. The cost of the settlement is dependent upon complex and varying factors, including the number of policyowners that participate in the settlement, the relief options chosen and the ultimate dollar value of the settlement. The administrative costs to the Company of remediation of policyowner claims are also subject to a number of complex uncertainties in addition to the unknown quantity and cost of policyowner claims. In light of the uncertainties attendant to these and other factors, management is unable to make a reasonable estimate of the ultimate cost of the remediation program to the Company.

     A purported class action was brought against the Company and certain subsidiaries alleging common law fraud, negligent misrepresentation and violations of the New Jersey RICO statute arising out of the plaintiffs' purchase of certain subordinated mortgage pass-through securities and seeking compensatory and punitive damages and injunctive relief. The Company will deny the substantive allegations of the complaint in its answer and will vigorously defend the suit. The case is at a preliminary stage, and management is not now in a position to predict the outcome or effect of the litigation.

     Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters. Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and the regulatory inquiries. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position, after consideration of applicable reserves.

     In 1993, Prudential Securities, Inc. ("PSI"), a subsidiary of Prudential, entered into an agreement with the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., and state securities commissions whereby PSI agreed to pay $330 million into a settlement fund to pay eligible claims on certain limited partnership matters. Under this agreement, if partnership matter claims exceed the established settlement fund, PSI is obligated to pay such additional claims. The agreement also required PSI to take measures to enhance the adequacy of its sales practices compliance controls.

     In October 1994, the United States Attorney for the Southern District of New York (the "U.S. Attorney") filed a complaint against PSI in connection with its sale of certain limited partnerships. Simultaneously, PSI entered into an agreement to comply with certain conditions for a period of three years, and to pay an additional $330 million into the settlement fund. At the end of the three year period, assuming PSI has fully complied with the terms of the agreement, the U.S. Attorney will institute no further action. In the opinion of management, PSI is in compliance with all provisions of the aforementioned agreements.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     The Company has entered into a reinsurance agreement with The Prudential Life Insurance Company, Ltd., a wholly owned subsidiary, under which it has agreed to reinsure certain individual life insurance policies through a yearly renewable term contract. The reinsurance assumed premiums and reserves for 1996 were $27 million and $17 million, respectively.

     The Company as a result of the sale of Prudential Reinsurance Inc. (a PRUCO Inc. subsidiary), agreed to guarantee up to $775 million of Gibraltar Casualty Company (a Prudential subsidiary) obligations with respect to a Stop Loss Agreement and PRUCO Inc.'s (a Prudential subsidiary) payment obligations under an Indemnity Agreement, subject to maximum aggregate payments of $400 million. The maximum aggregate payments under the Prudential Guarantee of the Gibraltar Casualty Company obligations will be reduced in certain circumstances to take account of payments made and collateral provided in respect of the guaranteed obligations. The Stop Loss Agreement is intended to mitigate the impact on Prudential Reinsurance Inc. of adverse development of loss reserves, as of June 30, 1995, of up to $375 million of the first $400 million of adverse development. The Company has recorded a loss reserve of $175 million as of December 31, 1996.

     Gibraltar Casualty Company and other property and casualty insurance subsidiaries receive claims under expired contracts which assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for such claims cannot be estimated by traditional reserving techniques. As a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Extensive litigation between insurers and insureds over these issues continues and the outcome is not predictable. In establishing the unpaid claim reserves for these losses, management considered the available information and established these reserves in accordance with applicable accounting standards. However, given the expansion of coverage and liability by the courts and legislatures in the past, and potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established.

     The Company and a number of other insurers (the "Consortium") entered into a Reinsurance and Participation Agreement ("the Agreement") with MBL Life Assurance Corporation ("MBLLAC") and others, under which the Company and the other insurers agreed to reinsure certain payments to be made to contractholders by MBLLAC in connection with the plan of rehabilitation of Mutual Benefit Life Insurance Company. Under the Agreement, the Consortium, subject to certain terms and conditions, will indemnify MBLLAC for the ultimate net loss sustained by MBLLAC on each contract subject to the Agreement. The ultimate net loss represents the amount by which the aggregate required payments exceed the fair market value of the assets supporting the covered contracts at the time such payments are due. The Company's share of any net loss is 30.55%. The Company has determined that it does not expect to make any payments to MBLLAC under the agreement. The Company concluded this after testing a wide range of potentially adverse scenarios during the rehabilitation period for MBLLAC.


                                     ******

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Policyholders of The Prudential Insurance Company of America

We have audited the accompanying statement of admitted assets, liabilities and surplus (statutory basis) of The Prudential Insurance Company of America as of December 31, 1996, and the related statements of operations and changes in surplus (statutory basis), and of cash flows (statutory basis) for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the New Jersey Department of Insurance, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters referred to in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Prudential Insurance Company of America at December 31, 1996, and the results of its operations and its cash flows for the year then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of The Prudential Insurance Company of America at December 31, 1996, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.




/s/ PRICE WATERHOUSE, LLP
New York, New York

March 10, 1997

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying statement of admitted assets, liabilities and surplus--statutory basis of The Prudential Insurance Company of America as of December 31, 1995, and the related statements of operations and changes in surplus--statutory basis, and cash flows--statutory basis for each of the two years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated March 1, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed and permitted by the New Jersey Department of Insurance, presented fairly, in all material respects, the financial position of The Prudential Insurance Company of America as of December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncements of the Financial Accounting Standards Board, the 1995 and 1994 financial statements of The Prudential Insurance Company of America, prepared using accounting practices prescribed or permitted by insurance regulators (statutory financial statements) are no longer considered presentations in conformity with generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are material and are also described in Note 1. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the third paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the admitted assets, liabilities and surplus of the Company as of December 31, 1995, and its operations, changes in surplus and its cash flows for each of the two years in the period ended December 31, 1995.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of The Prudential Insurance Company of America as of December 31, 1995, and the results of its operations, changes in surplus and its cash flows for each of the two years in the period then ended, on the basis of accounting described in Note 1.

Also, as described in Note 1 to the financial statements, these financial statements were prepared on an unconsolidated statutory basis of accounting, which differs from the 1995 and 1994 financial statements prepared for general distribution on a consolidated statutory basis of accounting, both of which differ from generally accepted accounting principles. The financial statements for 1995 and 1994 have been restated on an unconsolidated statutory basis of accounting adopted in 1996 for purposes of general distribution. Further, these financial statements differ from the previously issued unconsolidated statutory financial statements because certain permitted financial statement presentation practices are no longer being used.



/s/ DELOITTE & TOUCHE LLP
Parsippany, New Jersey

March 1, 1996, except for Note 1A,
as to which the date is March 10, 1997

                      INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                           VARIABLE ANNUITY CONTRACTS




                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                Prudential Plaza
                         Newark, New Jersey 07102-3777
                           Telephone: (800) 445-4571

                                     PART C

                                OTHER INFORMATION

  ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      FINANCIAL STATEMENTS

(1) Financial Statements of The Prudential Individual Variable Contract Account (Registrant) consisting of the Statements of Net Assets, as of December 31, 1996; the Statements of Operations for the period ended December 31, 1996; the Statements of Changes in Net Assets for the periods ended December 31, 1996 and 1995; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).

(2) Statutory Financial Statements of The Prudential Insurance Company of America (Depositor) consisting of the Statements of Admitted Assets, Liabilities and Surplus (Statutory Basis) as of December 31, 1996 and 1995; the Statements of Operations and Changes in Surplus (Statutory Basis) Statements of Cash Flows (Statutory Basis) for the years ended December 31, 1996, 1995 and 1994; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).

(b)  EXHIBITS

(1) Resolution of the Board of Directors of The Prudential Insurance Company of America establishing The Prudential Individual Variable Contract Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Distribution Agreement between Pruco Securities Corporation (Underwriter) and The Prudential Insurance Company of America (Depositor). (Note 3)

     (b) Proposed form of Selected Broker Agreement between Pruco Securities Corporation and brokers with respect to sale of the Contracts. (Note
          4)

(4)  (a)  The Prudential Discovery Plus Contract. (Note 4)

     (b) Endorsement ORD 86972-89 to the VAC-89 Contract for use in all states when issuing a Contract to a juvenile. (Note 5).

     (c) Endorsement COMB 84890-86 to the VAC-89 Contract for use in all states when issuing a Contract in a qualified market. (Note 5)

     (d) Limitation Provisions ORD 80445 Ed 8-88 to the VAC-89 Contract for use in all states. (Note 6)

     (e) Limitation Provisions VIP 7-88 to the VAC-89 Contract for use in all states. (Note 6)

     (f) Limitation Provisions WVQ 2-88 to the VAC-89 Contract for use in all states. (Note 6)

     (g) Waiver of Withdrawal Charges rider ORD 88753-92 to the VAC-89 Contract (at issue). (Note 9)

     (h) Waiver of Withdrawal Charges rider ORD 88754-92 to the VAC-89 Contract (after issue). (Note 9)

     (i)  Spousal Continuance Rider ORD 89011-93. (Note 10)

     (j)  Endorsement altering the Assignment provision ORD 83921-95 (Note 11)

     (k) Endorsement altering the Death of Annuitant provision ORD 89319-95 (at issue). (Note 11)

(5)  (a)  Application form for The Prudential Discovery Plus Contract. (Note 4)

     (b)  Application for an Annuity contract ORD 87348-92. (Note 10)

     (c)  Supplement to the Annuity application ORD 87454-92. (Note 10)

(6) (a) Charter of The Prudential Insurance Company of America, as amended November 14, 1995. (Note 7)

     (b) By-laws of The Prudential Insurance Company of America, as amended April 8, 1997. (Note 11)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a) Purchase Agreement between The Prudential Series Fund, Inc. and Prudential. (Note 3)

(9) Opinion of Counsel and consent to its use as to legality of the securities being registered. (Note 15)

(10) (a) Written consent of Price Waterhouse LLP, independent accountants. (Note 1)


     (b)  Written Consent of Deloitte & Touche LLP, independent auditors (Note
          1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Schedule of Performance Computations. (Note 1)

(14) Powers of Attorney.

     (a) F. Agnew, F. Becker, M. Berkowitz, J. Cullen, C. Davis, R. Enrico, A. Gilmour, W. Gray, Ill, M. Grier, J. Hanson, C. Horner, B. Malkiel, A. Ryan, C. Sitter, D. Staheli, R. Thompson, J. Unruh, P. Vagelos, S. Van Ness, P. Volcker, J. Williams. (Note 12)

     (b)  Glen H. Hiner (Note 1)



(Note 1)  Filed herewith

(Note 2) Incorporated by reference to Form N-8B-2, Registration No. 2-80897, filed December 15, 1982, on behalf of The Prudential Individual Variable Contract Account.

(Note 3) Incorporated by reference to Pre-Effective Amendment No.2 to Form S-6, Registration No. 2-80897, filed March 10, 1983, on behalf of The Prudential Individual Variable Contract Account.

(Note 4) Incorporated by reference to Registrant's Form N-4, filed November 8, 1988.

(Note 5) Incorporated by reference to Pre-Effective Amendment No.1 to this Registration Statement, filed January 17, 1989.

(Note 6) Incorporated by reference to Post-Effective Amendment No.1 to this Registration Statement, filed March 2, 1989.


(Note 7) Incorporated by reference to Post-Effective Amendment No 9 to Form S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The Prudential Variable Contract Real Property Account.


(Note 8) Incorporated by reference to Post-Effective Amendment No.4 to Form S-6, Registration No. 33-20000, filed March 2, 1 990, on behalf of The Prudential Variable Appreciable Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No.7 to this Registration Statement, filed April 28, 1993.

(Note 10) Incorporated by reference to Post-Effective Amendment No.8 to Form
          N-4, Registration No. 33-25434, filed April 28, 1994.

(Note 11) Incorporated by reference to Post-Effective Amendment No.9 to Form
          N-4, Registration No. 33-25434, filed February 27, 1995.

(Note 12) Incorporated by reference to Post-Effective Amendment No.1 to Form
          S-6, Registration No. 333-01031, filed August 22, 1996 on behalf of The Prudential Variable Contact GI-2.

(Note 13) Incorporated by reference to Post-Effective Amendment No.1 to Form
          S-6, Registration No. 33-61079, filed April 25, 1996, on behalf of The Prudential Variable Appreciable Account.

(Note 14) Incorporated by reference to Form S-6, Registration No. 33-61079, filed July 17, 1995, on behalf of The Prudential Variable Appreciable Account.


(Note 15) Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement filed May 1, 1996 and to the Rule 24f-2 filing for this Registration Statement for fiscal year 1995 filed February 29, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Incorporated by reference to The Prudential Individual Variable Contract Account prospectus under "Directors and Officers" contained in Part A of this registration statement.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Prudential Insurance Company of America ("Prudential") is a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential are listed on the Organization Chart set forth on the following pages.

Prudential may be deemed to control the Prudential Series Fund, Inc., a Maryland corporation which is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, all the shares of which are held by Prudential and the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940:
The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account (Registrant), The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24 (separate accounts of Prudential); the Prudential Life PRUvider Variable Appreciable Account, the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey");. Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

Prudential holds all of the shares of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Each of these separate accounts is a unit investment trust registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940.

In addition, Prudential may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed February 28, 1997, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 25, 1997 there were 40,021 Contract owners of qualified Contracts offered by the Registrant, and 68,113 Contract owners of non-qualified Contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

Prudential Directors' and Officers' Liability and Corporation Reimbursement Insurance program, purchased by Prudential from Aetna Casualty & Surety Company, CNA Insurance Companies, Lloyds of London, Great American Insurance Company, Reliance Insurance Company, Corporate Officers & Directors Assurance Ltd., A.C.E. Insurance Company, Ltd., XL Insurance Company, Ltd., and Zurich-American Insurance Company, provides reimbursement for "Loss" (as defined in the policies) which the Company pays as indemnification to its directors or officers resulting from any claim for any actual or alleged act, error, misstatement, misleading statement, omission, or breach of duty by persons in the discharge of their duties in their capacities as directors or officers of Prudential, any of its subsidiaries, or certain investment companies affiliated with Prudential. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including adjudicated damages, settlements and reasonable and necessary legal fees and expenses incurred in defense or adjudicatory proceedings and appeals therefrom. Loss does not include punitive or exemplary damages or the multiplied portion of any multiplied damage awarded, criminal or civil fines or penalties imposed by law, taxes or wages, or matters which are uninsurable under the law pursuant to which the policies are construed.


There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) claims brought about or contributed to by the criminal, dishonest or fraudulent acts or omissions or the willful violation of any law by a director or officer, (2) claims based on or attributed to directors or officers gaining personal profit or advantage to which they were not legally entitled, and (3) claims arising from actual or alleged performance of, or failure to perform, services as, or in any capacity similar to, an investment adviser, investment banker, underwriter, broker or dealer, as those terms are defined in the Securities Act of 1 933, the Securities Exchange Act of 1934, the Investment Advisers Act of 1940, the Investment Company Act of 1940, any rules or regulations thereunder, or any similar federal, state of local statute, rule or regulation.


The limit of coverage under the Program for both individual and corporate reimbursement coverage is $150,000,000. The retention for corporate reimbursement coverage is $10,000,000 per loss.

The relevant provisions of New Jersey law permitting or requiring indemnification, New Jersey being the state of organization of Prudential, can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's by-law 26, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1.A.(6)(b) of Post-Effective Amendment No. 1 to Form S-6, Registration No. 33-61079, filed April 25, 1996, on behalf of The Prudential Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Pruco Securities Corporation also acts as principal underwriter for the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Variable Universal Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account, Prudential's Annuity Plan Account, Prudential's Investment Plan Account, Prudential's Annuity Plan Account-2, Prudential's Gibraltar Fund, and The Prudential Series Fund, Inc.

(b)   NAME AND PRINCIPAL               POSITIONS AND OFFICES
      BUSINESS ADDRESS                 WITH UNDERWRITER
      ----------------                 ----------------
      William Frisby Yelverton*        Chairman and Director
      Richard Topp*                    President and Director
      E. Michael Caulfield*            Director
      Joseph Mahoney*                  Director
      James Avery Jr.*                 Director
      Richard Painter**                Director
      Lisa Ramaswamy *                 Chief Financial Officer and Comptroller
      Clifford E. Kirsch**             Chief Legal Officer and Secretary


 *   Principal Business Address: Prudential Plaza, Newark, NJ 07102


**   Principal Business Address: 213 Washington Street, Newark, NJ 07102


(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.


(e) The Prudential Insurance Company of America ("Prudential") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Prudential.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 25 day of April, 1997.


(Seal)              THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

                                  (Registrant)

                    BY: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                   (Depositor)


Attest: /s/ THOMAS C. CASTONO                *By: /s/ ESTHER H. MILNES
        -----------------------------             -----------------------------
        THOMAS C. CASTANO                             ESTHER H. MILNES
        ASSISTANT SECRETARY                           VICE PRESIDENT AND ACTUARY

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

       SIGNATURE AND TITLE
       -------------------


  /s/ *                                       April 25, 1997
------------------------------------
   ARTHUR F. RYAN
   CHAIRMAN OF THE BOARD, PRESIDENT
    AND CHIEF EXECUTIVE OFFICER


  /s/ *
------------------------------------
   MARK B. GRIER
   CHIEF FINANCIAL OFFICER

  /s/ *                                       *By: /s/ THOMAS C. CASTANO
------------------------------------               -----------------------------
   FRANKLIN E. AGNEW                                   THOMAS C. CASTANO
   DIRECTOR                                            (ATTORNEY-IN-FACT)

  /s/ *
------------------------------------
   FREDERIC C. BECKER
   DIRECTOR



  /s/ *
------------------------------------
   JAMES G. CULLEN
   DIRECTOR

  /s/ *                                       _____________________, 1997
------------------------------------
   CAROLYNE K. DAVIS
   DIRECTOR

  /s/ *
------------------------------------
   ROGER A. ENRICO
   DIRECTOR

     SIGNATURE AND TITLE
     -------------------

  /s/ *
------------------------------------
   ALLAN D. GILMOUR
   DIRECTOR

  /s/ *                                          *By: /s/ THOMAS C. CASTANO
------------------------------------                  --------------------------
   WILLIAM H. GRAY, III                                   THOMAS C. CASTANO
   DIRECTOR                                               (ATTORNEY-IN-FACT)

  /s/ *
------------------------------------
   JON F. HANSON
   DIRECTOR


  /s/ *
------------------------------------
   GLEN H. HINER, JR.
   DIRECTOR


  /s/ *
------------------------------------
   CONSTANCE J. HORNER
   DIRECTOR

------------------------------------
   GAYNOR N. KELLEY
   DIRECTOR





  /s/ *
------------------------------------              April 25, 1997
   BURTON G. MALKIEL
   DIRECTOR


------------------------------------
   IDA F.S. SCHMERTZ
   DIRECTOR

  /s/ *
------------------------------------
   CHARLES R. SITTER
   DIRECTOR

  /s/ *
------------------------------------
   DONALD L. STAHELI
   DIRECTOR

  /s/ *
------------------------------------
   RICHARD M. THOMSON
   DIRECTOR

  /s/ *
------------------------------------
   JAMES A. UNRUH
   DIRECTOR

  /s/ *
------------------------------------
   P. ROY VAGELOS, M.D.
   DIRECTOR

     SIGNATURE AND TITLE
     -------------------


   /s/ *                                              April 25, 1997
-----------------------------------
   STANLEY C. VAN NESS
   DIRECTOR


   /s/ *                                         *By: /s/ THOMAS C. CASTANO
------------------------------------                 ---------------------------
   PAUL A. VOLCKER                                        THOMAS C. CASTANO
   DIRECTOR                                               (ATTORNEY-IN-FACT)

  /s/ *
------------------------------------
   JOSEPH H. WILLIAMS
   DIRECTOR

                                  EXHIBIT INDEX


(6)(b)  By-laws of The Prudential Insurance Company of America, as amended April 8, 1997 ........................................ Page C-

(10)(a) Written consent of Price Waterhouse LLP, independent accountants .................................................. Page C-


(10)(b) Written consent of Deloitte & Touche LLP, independent auditors ..................................................... Page C-

(13)    Schedule of Performance Computations ......................... Page C-


(14)(b) Power of Attorney of Glen H. Hiner ........................... Page C-